Hartford Balanced HLS Fund
Schedule of Investments September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 68.3%
	Automobiles & Components - 0.8%
630,612	Gentex Corp.	$16,238,259

	Banks - 4.7%
1,057,988	Bank of America Corp.	25,486,931
310,964	JP Morgan Chase & Co.	29,936,505
147,743	PNC Financial Services Group, Inc.	16,238,433
491,965	Truist Financial Corp.	18,719,268

		90,381,137

	Capital Goods - 6.5%
74,565	Deere & Co.	16,525,841
172,474	Fortune Brands Home & Security, Inc.	14,922,450
104,569	General Dynamics Corp.	14,475,487
91,728	L3Harris Technologies, Inc.	15,579,083
49,339	Lockheed Martin Corp.	18,910,652
724,677	nVent Electric plc	12,819,536
284,494	Raytheon Technologies Corp.	16,369,785
127,243	Trane Technologies plc	15,428,214

		125,031,048

	Consumer Durables & Apparel - 2.3%
322,118	Lennar Corp. Class A	26,310,598
263,176	VF Corp.	18,488,114

		44,798,712

	Consumer Services - 1.3%
114,060	McDonald’s Corp.	25,035,029

	Diversified Financials - 1.5%
25,789	BlackRock, Inc.	14,533,391
288,711	Blackstone Group, Inc. Class A	15,070,714

		29,604,105

	Energy - 0.6%
140,158	Pioneer Natural Resources Co.	12,052,186

	Food & Staples Retailing - 0.9%
280,881	Sysco Corp.	17,476,416

	Food, Beverage & Tobacco - 1.8%
591,912	Keurig Dr Pepper, Inc.	16,336,771
307,518	Mondelez International, Inc. Class A	17,666,909

		34,003,680

	Health Care Equipment & Services - 6.1%
85,809	Anthem, Inc.	23,047,439
79,705	Becton Dickinson and Co.	18,545,760
257,385	Centene Corp.*	15,013,267
229,734	Medtronic plc	23,873,957
123,223	UnitedHealth Group, Inc.	38,417,235

		118,897,658

	Insurance - 3.0%
131,369	Assurant, Inc.	15,936,373
153,875	Chubb Ltd.	17,867,965
247,473	Progressive Corp.	23,428,269

		57,232,607

	Materials - 2.9%
198,463	Celanese Corp.	21,324,849
166,864	FMC Corp.	17,672,566
428,960	Sealed Air Corp.	16,647,938

		55,645,353

	Media & Entertainment - 7.5%
43,415	Alphabet, Inc. Class C*	63,802,684
704,527	Comcast Corp. Class A	32,591,419

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
183,155	Facebook, Inc. Class A*	$47,968,295

		144,362,398

	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
319,840	AstraZeneca plc ADR	17,527,232
31,112	Biogen, Inc.*	8,825,852
131,552	Eli Lilly & Co.	19,472,327
173,356	Novartis AG	15,051,515
867,222	Pfizer, Inc.	31,827,047
54,917	Roche Holding AG	18,811,300
54,873	Vertex Pharmaceuticals, Inc.*	14,932,041

		126,447,314

	Real Estate - 0.8%
429,355	Gaming and Leisure Properties, Inc. REIT	15,856,080

	Retailing - 3.9%
11,702,200	Allstar Co.*(1)(2)(3)	10,766,024
9,368	Booking Holdings, Inc.*	16,025,650
98,249	Home Depot, Inc.	27,284,730
338,519	TJX Cos., Inc.	18,838,582
67,006	Tory Burch LLC*(1)(2)(3)	2,320,424

		75,235,410

	Semiconductors & Semiconductor Equipment - 3.8%
139,207	Analog Devices, Inc.	16,251,025
501,958	Intel Corp.	25,991,386
73,619	KLA Corp.	14,262,945
363,425	Micron Technology, Inc.*	17,066,438

		73,571,794

	Software & Services - 8.4%
285,910	Amdocs Ltd.	16,414,093
160,625	Automatic Data Processing, Inc.	22,405,581
129,986	Fidelity National Information Services, Inc.	19,135,239
425,178	Microsoft Corp.	89,427,689
103,998	VMware, Inc. Class A*(4)	14,941,393

		162,323,995

	Technology Hardware & Equipment - 2.5%
694,430	Cisco Systems, Inc.	27,353,598
671,298	Corning, Inc.	21,756,768

		49,110,366

	Transportation - 1.7%
314,437	Knight-Swift Transportation Holdings, Inc.	12,797,586
103,253	Union Pacific Corp.	20,327,418

		33,125,004

	Utilities - 0.8%
410,664	Exelon Corp.	14,685,345

	Total Common Stocks (cost $941,373,845)	$1,321,113,896

Asset & Commercial Mortgage-Backed Securities - 2.7%
	Asset-Backed - Automobile - 0.1%
	Chesapeake Funding LLC
$101,441	0.60%, 05/15/2029, 1 mo. USD LIBOR + 0.450%(5)(6)	101,435
820,778	0.87%, 08/16/2032(5)	823,093
191,792	1.91%, 08/15/2029(5)	192,250
11,266	Enterprise Fleet Financing LLC 2.13%, 05/22/2023(5)	11,277

		1,128,055

	Asset-Backed - Finance & Insurance - 1.4%
1,733,606	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(5)(7)	1,728,866
3,480,000	Atlas Senior Loan Fund Ltd. 1.57%, 01/16/2030, 3 mo. USD LIBOR + 1.300%(5)(6)	3,442,680
	Bayview Koitere Fund Trust

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 750,754	3.50%, 07/28/2057(5)(7)	$777,478
392,425	4.00%, 11/28/2053(5)(7)	408,583
	Bayview Opportunity Master Fund Trust
389,182	3.50%, 01/28/2055(5)(7)	396,858
414,411	3.50%, 06/28/2057(5)(7)	428,369
552,365	4.00%, 10/28/2064(5)(7)	574,321
1,194,000	CF Hippolyta LLC 1.69%, 07/15/2060(5)	1,207,493
1,705,000	CIFC Funding Ltd. 1.31%, 04/24/2030, 3 mo. USD LIBOR + 1.050%(5)(6)	1,687,126
	DB Master Finance LLC
311,850	3.79%, 05/20/2049(5)	321,421
277,200	4.02%, 05/20/2049(5)	294,068
505,000	Ford Credit Floorplan Master Owner Trust 2.44%, 09/15/2026	536,492
	GreatAmerica Leasing Receivables Funding LLC
291,279	2.36%, 01/20/2023(5)	291,895
78,439	2.60%, 06/15/2021(5)	78,605
332,000	2.83%, 06/17/2024(5)	337,689
	Horizon Aircraft Finance Ltd.
295,100	3.43%, 11/15/2039(5)	270,558
235,728	3.72%, 07/15/2039(5)	220,098
1,465,000	KKR CLO Ltd. 1.62%, 04/15/2029, 3 mo. USD LIBOR + 1.340%(5)(6)	1,458,598
2,635,000	Madison Park Funding Ltd. 1.03%, 04/15/2029, 3 mo. USD LIBOR + 0.750%(5)(6)	2,598,294
2,690,000	Magnetite VII Ltd. 1.08%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(5)(6)	2,662,844
1,615,000	Magnetite XVIII Ltd. 1.78%, 11/15/2028, 3 mo. USD LIBOR + 1.500%(5)(6)	1,595,134
	MMAF Equipment Finance LLC
250,277	2.21%, 10/17/2022(5)	252,049
1,000,000	2.21%, 12/15/2032(5)	1,025,618
448,380	Springleaf Funding Trust 3.48%, 05/15/2028(5)	450,291
2,635,000	Treman Park CLO Ltd. 1.34%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(5)(6)	2,622,919
	Vantage Data Centers Issuer LLC
336,317	3.19%, 07/15/2044(5)	343,235
793,946	4.07%, 02/16/2043(5)	821,265
1,150,000	Vantage Data Centers LLC 1.65%, 09/15/2045(5)	1,150,899

		27,983,746

	Commercial Mortgage-Backed Securities - 0.4%
840,000	BAMLL Commercial Mortgage Securities Trust 4.23%, 08/10/2038(5)(7)	986,856
2,220,000	CSMC Trust 2.76%, 04/05/2033(5)	2,212,426
	FREMF Mortgage Trust
790,000	3.54%, 02/25/2052(5)(7)	863,189
160,000	3.63%, 11/25/2045(5)(7)	167,645
810,000	3.77%, 10/25/2052(5)(7)	901,124
285,000	3.81%, 01/25/2048(5)(7)	309,025
160,000	3.82%, 04/25/2048(5)(7)	174,055
200,000	3.91%, 10/25/2048(5)(7)	218,775
160,000	4.01%, 02/25/2050(5)(7)	172,251
1,015,000	4.22%, 09/25/2025(5)(7)	1,123,638
260,000	4.30%, 04/25/2049(5)(7)	291,990
1,000,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(5)(7)	924,960

		8,345,934

	Other Asset-Backed Securities - 0.4%
274,961	AASET Trust 3.84%, 05/15/2039(5)	256,223

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,073,887	AASET U.S. Ltd. 4.45%, 11/18/2038(5)	$998,788
1,225,000	BlueMountain CLO Ltd. 1.70%, 11/20/2028, 3 mo. USD LIBOR + 1.450%(5)(6)	1,192,362
511,228	Castlelake Aircraft Securitization Trust 3.97%, 04/15/2039(5)	473,120
1,125,622	Hertz Fleet Lease Funding L.P. 2.70%, 01/10/2033(5)	1,141,808
232,096	Mach Ltd. 3.47%, 10/15/2039(5)	211,107
220,176	MAPS Ltd. 4.46%, 03/15/2044(5)	203,833
284,571	SoFi Consumer Loan Program Trust 3.54%, 11/26/2027(5)	286,561
	START Ireland
18,470	3.54%, 11/15/2044(5)	16,998
201,194	4.09%, 03/15/2044(5)	187,546
	Towd Point Mortgage Trust
381,956	2.25%, 04/25/2056(5)(7)	386,551
669,529	2.75%, 10/25/2056(5)(7)	686,730
171,006	2.75%, 04/25/2057(5)(7)	175,799
546,380	2.75%, 06/25/2057(5)(7)	566,461
265,372	3.00%, 01/25/2058(5)(7)	276,823

		7,060,710

	Whole Loan Collateral CMO - 0.4%
	Angel Oak Mortgage Trust LLC
447,130	2.62%, 11/25/2059(5)(7)	451,593
60,639	2.71%, 11/25/2047(5)(7)	60,715
185,150	3.63%, 03/25/2049(5)(7)	189,289
	Deephaven Residential Mortgage Trust
153,018	2.45%, 06/25/2047(5)(7)	153,347
95,522	2.58%, 10/25/2047(5)(7)	96,659
45,832	2.73%, 12/26/2046(5)(7)	45,884
209,303	2.98%, 12/25/2057(5)(7)	210,587
174,425	3.56%, 04/25/2059(5)(7)	176,454
327,989	Fannie Mae Connecticut Avenue Securities 6.05%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(6)	346,494
526,383	MetLife Securitization Trust 3.00%, 04/25/2055(5)(7)	555,534
	Mill City Mortgage Loan Trust
153,499	2.50%, 04/25/2057(5)(7)	155,591
539,204	2.75%, 01/25/2061(5)(7)	555,425
695,260	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(5)(7)	751,218
	Seasoned Credit Risk Transfer Trust
742,425	3.50%, 03/25/2058	800,824
723,160	3.50%, 07/25/2058	780,877
947,039	3.50%, 10/25/2058	1,024,463
497,307	Verus Securitization Trust 3.21%, 05/25/2059(5)(7)	508,540

		6,863,494

	Total Asset & Commercial Mortgage-Backed Securities (cost $51,107,682)	$51,381,939

Corporate Bonds - 15.5%
	Aerospace/Defense - 0.3%
850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(5)	959,483
220,000	BAE Systems plc 3.40%, 04/15/2030(5)	245,875
	Boeing Co.
911,000	3.25%, 03/01/2028	904,510
375,000	3.45%, 11/01/2028	375,723
560,000	Lockheed Martin Corp. 4.85%, 09/15/2041	735,789

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	United Technologies Corp.
$ 685,000	3.95%, 08/16/2025	$778,458
1,500,000	4.13%, 11/16/2028	1,776,187

		5,776,025

	Agriculture - 0.4%
	Altria Group, Inc.
560,000	4.50%, 05/02/2043	613,413
280,000	5.80%, 02/14/2039	358,319
3,985,000	BAT Capital Corp. 3.56%, 08/15/2027	4,303,843
1,065,000	Imperial Brands Finance plc 3.75%, 07/21/2022(5)	1,112,781
325,000	Philip Morris International, Inc. 4.88%, 11/15/2043	416,491

		6,804,847

	Airlines - 0.2%
2,513,554	Continental Airlines, Inc. 5.98%, 10/19/2023	2,465,109
980,939	Southwest Airlines Co. 6.15%, 02/01/2024	982,325
139,991	United Airlines Class B Pass -Through Trust 4.60%, 09/01/2027	108,552

		3,555,986

	Apparel - 0.1%
	VF Corp.
300,000	2.80%, 04/23/2027	327,712
1,840,000	2.95%, 04/23/2030	2,003,247

		2,330,959

	Auto Manufacturers - 0.5%
1,440,000	Daimler Finance North America LLC 2.30%, 02/12/2021(5)	1,448,838
	General Motors Financial Co., Inc.
3,185,000	3.70%, 05/09/2023	3,328,307
1,245,000	3.95%, 04/13/2024	1,317,276
3,040,000	Nissan Motor Co., Ltd. 4.35%, 09/17/2027(5)	3,045,306
920,000	Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(5)	1,004,590

		10,144,317

	Beverages - 0.2%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
310,000	4.70%, 02/01/2036	374,486
280,000	4.90%, 02/01/2046	345,248
	Anheuser-Busch InBev Worldwide, Inc.
480,000	4.00%, 04/13/2028	556,189
220,000	4.38%, 04/15/2038	256,317
430,000	4.50%, 06/01/2050	515,379
535,000	4.60%, 04/15/2048	637,959
580,000	4.60%, 06/01/2060	698,673
275,000	Constellation Brands, Inc. 2.88%, 05/01/2030	296,926

		3,681,177

	Biotechnology - 0.1%
1,350,000	Amgen, Inc. 2.30%, 02/25/2031	1,416,202
640,000	Gilead Sciences, Inc. 2.80%, 10/01/2050	632,475

		2,048,677

	Chemicals - 0.1%
925,000	Syngenta Finance N.V. 5.18%, 04/24/2028(5)	1,018,613

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Commercial Banks - 4.1%
	Banco Santander S.A.
$ 1,200,000	3.13%, 02/23/2023	$1,257,006
600,000	3.85%, 04/12/2023	640,568
	Bank of America Corp.
1,220,000	2.63%, 10/19/2020	1,221,329
1,799,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(8)	2,001,883
1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(8)	1,808,125
4,225,000	4.20%, 08/26/2024	4,705,123
2,380,000	Bank of Nova Scotia 2.70%, 08/03/2026	2,606,723
	Barclays plc
2,740,000	3.20%, 08/10/2021	2,803,172
1,000,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(8)	1,076,931
	BNP Paribas S.A.
830,000	2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(5)(8)	874,670
1,000,000	3.38%, 01/09/2025(5)	1,084,672
	BPCE S.A.
2,225,000	5.15%, 07/21/2024(5)	2,492,053
3,625,000	5.70%, 10/22/2023(5)	4,065,415
1,875,000	Capital One Financial Corp. 3.75%, 04/24/2024	2,040,499
1,695,000	Citizens Bank NA 2.55%, 05/13/2021	1,715,067
	Credit Agricole S.A.
1,025,000	3.25%, 10/04/2024(5)	1,107,215
535,000	3.75%, 04/24/2023(5)	573,323
790,000	4.38%, 03/17/2025(5)	871,671
	Credit Suisse Group AG
530,000	3.57%, 01/09/2023(5)	548,226
250,000	3.63%, 09/09/2024	276,583
	Credit Suisse Group Funding Guernsey Ltd.
1,425,000	3.75%, 03/26/2025	1,571,736
1,885,000	3.80%, 09/15/2022	1,994,606
	Danske Bank A/S
1,865,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(5)(8)	1,851,613
775,000	3.88%, 09/12/2023(5)	834,413
440,000	5.00%, 01/12/2022(5)	462,241
575,000	5.38%, 01/12/2024(5)	646,762
785,000	Deutsche Bank AG 4.25%, 10/14/2021	808,098
825,000	Fifth Third Bancorp 2.55%, 05/05/2027	888,358
1,600,000	Goldman Sachs Group, Inc. 6.25%, 02/01/2041	2,390,240
2,625,000	HSBC Holdings plc 3.60%, 05/25/2023	2,795,429
	ING Groep N.V.
345,000	3.15%, 03/29/2022	357,970
1,100,000	3.95%, 03/29/2027	1,260,403
	JP Morgan Chase & Co.
620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 3 mo. USD SOFR + 2.040% thereafter)(8)	659,725
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	423,048
2,240,000	3.25%, 09/23/2022	2,367,635
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	809,120
2,775,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD LIBOR + 1.330% thereafter)(8)	3,336,367

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,500,000	Macquarie Group Ltd. 4.15%, 03/27/2024, (4.15% fixed rate until 03/27/2023; 3 mo. USD LIBOR + 1.330% thereafter)(5)(8)	$1,608,030
	Morgan Stanley
1,450,000	3.13%, 07/27/2026	1,605,238
1,095,000	3.63%, 01/20/2027	1,240,920
1,000,000	3.70%, 10/23/2024	1,109,457
1,410,000	National Australia Bank Ltd. 2.33%, 08/21/2030(5)	1,394,751
4,905,000	NBK SPC Ltd. 2.75%, 05/30/2022(5)	5,017,972
1,755,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	1,837,413
1,660,000	Truist Financial Corp. 3.20%, 09/03/2021	1,700,657
1,900,000	UBS AG 3.00%, 04/15/2021(5)	1,926,737
4,344,000	Wells Fargo & Co. 4.48%, 01/16/2024	4,815,732

		79,484,925

	Commercial Services - 0.2%
	CommonSpirit Health
1,854,000	2.95%, 11/01/2022	1,933,548
245,000	4.35%, 11/01/2042	266,371
1,500,000	ERAC USA Finance LLC 5.63%, 03/15/2042(5)	1,910,476

		4,110,395

	Construction Materials - 0.1%
972,000	Carrier Global Corp. 2.72%, 02/15/2030(5)	1,016,747
996,000	Johnson Controls International plc 4.95%, 07/02/2064(9)	1,288,380

		2,305,127

	Diversified Financial Services - 0.4%
1,195,000	Charles Schwab Corp. 4.63%, 03/22/2030	1,507,184
950,000	Intercontinental Exchange, Inc. 3.00%, 09/15/2060	955,004
3,767,180	Postal Square L.P. 8.95%, 06/15/2022	4,071,722
1,220,000	Societe Generale S.A. 3.25%, 01/12/2022(5)	1,254,913

		7,788,823

	Electric - 1.4%
	Cleco Corporate Holdings LLC
650,000	3.38%, 09/15/2029	659,226
2,000,000	3.74%, 05/01/2026	2,133,710
875,000	4.97%, 05/01/2046	969,929
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(5)	2,117,931
360,000	Dominion Energy South Carolina, Inc. 6.63%, 02/01/2032	515,514
1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	1,763,358
570,000	Duquesne Light Holdings, Inc. 2.53%, 10/01/2030(5)	571,216
370,000	Evergy Metro, Inc. 2.25%, 06/01/2030	391,755
2,405,000	Fortis, Inc. 3.06%, 10/04/2026	2,628,464
245,000	Georgia Power Co. 4.75%, 09/01/2040	301,613

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,275,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(5)	$1,864,757
315,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(5)	303,188
1,445,000	ITC Holdings Corp. 2.95%, 05/14/2030(5)	1,553,865
506,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(5)	571,809
	NextEra Energy Capital Holdings, Inc.
2,400,000	2.25%, 06/01/2030	2,485,267
215,000	3.25%, 04/01/2026	241,008
	Niagara Mohawk Power Corp.
370,000	3.03%, 06/27/2050(4)(5)	390,676
645,000	4.28%, 12/15/2028(5)	776,701
	Oglethorpe Power Corp.
410,000	3.75%, 08/01/2050(5)	408,370
1,325,000	5.25%, 09/01/2050	1,599,810
165,000	PacifiCorp 4.13%, 01/15/2049	206,037
	San Diego Gas & Electric Co.
2,715,000	1.70%, 10/01/2030	2,704,271
90,000	3.75%, 06/01/2047	102,805
25,000	4.15%, 05/15/2048	30,287
	Southern Co.
1,050,000	2.95%, 07/01/2023	1,115,807
385,000	4.40%, 07/01/2046	455,395
350,000	Tucson Electric Power Co. 4.00%, 06/15/2050	419,333
248,000	Union Electric Co. 4.00%, 04/01/2048	304,875

		27,586,977

	Electronics - 0.1%
1,270,000	Fortive Corp. 4.30%, 06/15/2046	1,512,453

	Environmental Control - 0.1%
1,480,000	Republic Services, Inc. 2.30%, 03/01/2030	1,573,492

	Food - 0.2%
455,000	Conagra Brands, Inc. 4.60%, 11/01/2025	528,214
1,255,000	Danone S.A. 2.95%, 11/02/2026(5)	1,391,747
1,065,000	Kroger Co. 4.00%, 02/01/2024	1,174,415
285,000	McCormick & Co., Inc. 2.50%, 04/15/2030	304,828
480,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(5)	510,960

		3,910,164

	Gas - 0.1%
330,000	Boston Gas Co. 3.15%, 08/01/2027(5)	365,576
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(5)	2,056,677

		2,422,253

	Healthcare-Products - 0.3%
2,725,000	Alcon Finance Corp. 3.00%, 09/23/2029(5)	2,947,244
	Boston Scientific Corp.
1,530,000	2.65%, 06/01/2030	1,623,727
135,000	4.00%, 03/01/2029	157,051

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 835,000	Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	$916,220

		5,644,242

	Healthcare-Services - 0.7%
1,510,000	Anthem, Inc. 2.25%, 05/15/2030	1,554,941
475,000	Children’s Hospital 2.93%, 07/15/2050	463,188
	CommonSpirit Health
125,000	4.19%, 10/01/2049	132,994
590,000	4.20%, 08/01/2023	636,276
280,000	Cottage Health Obligated Group 3.30%, 11/01/2049	310,833
	Dignity Health
714,000	3.81%, 11/01/2024	760,150
1,353,000	4.50%, 11/01/2042(4)	1,507,767
425,000	HCA, Inc. 5.25%, 06/15/2049	520,260
420,000	Memorial Sloan-Kettering Cancer Center 2.96%, 01/01/2050	445,142
	Mercy Health
1,400,000	3.56%, 08/01/2027	1,521,738
1,210,000	4.30%, 07/01/2028	1,377,038
	Toledo Hospital
900,000	5.33%, 11/15/2028	1,013,675
330,000	5.75%, 11/15/2038	388,784
	UnitedHealth Group, Inc.
355,000	2.00%, 05/15/2030	371,966
125,000	2.90%, 05/15/2050	131,826
1,440,000	3.75%, 07/15/2025	1,643,575

		12,780,153

	Household Products - 0.0%
782,720	Procter & Gamble - Esop 9.36%, 01/01/2021	799,239

	Insurance - 0.6%
420,000	AIA Group Ltd. 3.38%, 04/07/2030(5)	471,170
375,000	American International Group, Inc. 4.38%, 06/30/2050	438,693
840,000	Chubb INA Holdings, Inc. 3.35%, 05/15/2024	920,841
1,200,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(5)	1,204,480
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(5)	222,220
	Liberty Mutual Group, Inc.
122,000	4.25%, 06/15/2023(5)	133,741
428,000	4.57%, 02/01/2029(5)	516,355
705,000	Marsh & McLennan Cos., Inc. 4.38%, 03/15/2029	853,601
605,000	Massachusetts Mutual Life Insurance Co. 3.38%, 04/15/2050(5)	617,639
1,000,000	MetLife, Inc. 3.60%, 04/10/2024	1,104,403
1,335,000	Nationwide Mutual Insurance Co. 4.35%, 04/30/2050(5)	1,430,173
132,000	Northwestern Mutual Life Insurance Co. 3.63%, 09/30/2059(5)	144,097
870,000	Prudential plc 3.13%, 04/14/2030	966,143
2,220,000	Trinity Acquisition plc 4.40%, 03/15/2026	2,563,581

		11,587,137

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Internet - 0.2%
$ 1,020,000	Amazon.com, Inc. 4.80%, 12/05/2034	$1,406,221
	Tencent Holdings Ltd.
1,095,000	3.60%, 01/19/2028(5)	1,205,559
470,000	3.98%, 04/11/2029(5)	534,216

		3,145,996

	IT Services - 0.3%
	Apple, Inc.
546,000	3.25%, 02/23/2026	613,825
1,360,000	3.45%, 05/06/2024	1,499,070
	International Business Machines Corp.
2,260,000	1.95%, 05/15/2030	2,331,586
1,675,000	3.30%, 05/15/2026	1,886,240

		6,330,721

	Machinery-Diversified - 0.1%
	Otis Worldwide Corp.
140,000	2.57%, 02/15/2030	150,462
295,000	3.11%, 02/15/2040	315,816
525,000	3.36%, 02/15/2050	576,665

		1,042,943

	Media - 0.6%
	Comcast Corp.
640,000	2.65%, 08/15/2062	611,808
1,140,000	3.95%, 10/15/2025	1,308,485
1,500,000	4.40%, 08/15/2035	1,903,437
585,000	4.60%, 10/15/2038	747,716
2,000,000	Cox Communications, Inc. 4.80%, 02/01/2035(5)	2,515,392
585,000	Discovery Communications LLC 4.65%, 05/15/2050	670,593
365,000	Fox Corp. 4.03%, 01/25/2024	401,840
2,386,000	Sky Ltd. 3.75%, 09/16/2024(5)	2,661,067
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	525,138
250,000	7.30%, 07/01/2038	353,828
130,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	152,776
385,000	Walt Disney Co. 4.00%, 10/01/2023	422,861

		12,274,941

	Mining - 0.1%
1,575,000	Glencore Finance Canada Ltd. 4.25%, 10/25/2022(5)	1,672,245

	Oil & Gas - 0.6%
1,545,000	Aker BP ASA 4.00%, 01/15/2031(5)	1,519,468
1,200,000	BG Energy Capital plc 4.00%, 10/15/2021(5)	1,241,868
100,000	ConocoPhillips Co. 4.95%, 03/15/2026	119,483
	Equinor ASA
160,000	2.45%, 01/17/2023	167,128
85,000	2.88%, 04/06/2025	92,400
2,470,000	3.00%, 04/06/2027	2,721,470
125,000	3.25%, 11/10/2024	137,506
1,290,000	Hess Corp. 7.30%, 08/15/2031	1,577,626
1,785,000	Marathon Oil Corp. 6.60%, 10/01/2037	1,837,931

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 615,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(5)	$677,245
1,375,000	Total Capital International S.A. 2.70%, 01/25/2023	1,443,322

		11,535,447

	Pharmaceuticals - 0.7%
	AbbVie, Inc.
645,000	3.45%, 03/15/2022(5)	669,013
975,000	3.80%, 03/15/2025(5)	1,081,121
275,000	4.25%, 11/21/2049(5)	326,473
845,000	4.45%, 05/14/2046	1,006,302
600,000	4.85%, 06/15/2044(5)	745,029
800,000	5.00%, 12/15/2021(5)	834,199
955,000	Bayer U.S. Finance LLC 3.38%, 10/08/2024(5)	1,038,924
770,000	Bristol-Myers Squibb Co. 3.55%, 08/15/2022	816,676
955,000	Cigna Corp. 4.38%, 10/15/2028	1,136,027
	CVS Health Corp.
752,000	4.10%, 03/25/2025	849,482
511,000	4.30%, 03/25/2028	598,111
2,015,000	EMD Finance LLC 2.95%, 03/19/2022(5)	2,074,757
1,175,000	Merck & Co., Inc. 2.80%, 05/18/2023	1,252,816
650,000	Takeda Pharmaceutical Co., Ltd. 3.18%, 07/09/2050	660,304
820,000	Upjohn, Inc. 3.85%, 06/22/2040(5)	885,669

		13,974,903

	Pipelines - 0.4%
	Energy Transfer Operating L.P.
180,000	4.95%, 06/15/2028	190,732
125,000	5.00%, 05/15/2050	115,738
872,000	7.60%, 02/01/2024	973,935
	Enterprise Products Operating LLC
100,000	3.70%, 01/31/2051	98,613
145,000	3.95%, 01/31/2060	143,083
	MPLX L.P.
485,000	4.00%, 03/15/2028(4)	527,822
1,280,000	4.13%, 03/01/2027	1,407,032
1,075,000	Sunoco Logistics Partners Operations L.P. 5.35%, 05/15/2045	1,000,413
425,000	TransCanada PipeLines Ltd. 4.10%, 04/15/2030	490,140
2,470,000	Western Midstream Operating L.P. 4.00%, 07/01/2022	2,484,635

		7,432,143

	Real Estate Investment Trusts - 0.6%
	American Tower Corp.
375,000	4.40%, 02/15/2026	427,849
400,000	5.00%, 02/15/2024	452,307
1,950,000	Brandywine Operating Partnership L.P. 3.95%, 11/15/2027	2,024,010
985,000	Equinix, Inc. 3.00%, 07/15/2050	979,211
2,000,000	Healthpeak Properties, Inc. 4.00%, 06/01/2025	2,252,699
	SBA Tower Trust
300,000	1.88%, 07/15/2050(5)	306,663
470,000	2.84%, 01/15/2050(5)	503,010
225,000	3.45%, 03/15/2048(5)	237,258

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 815,000	Scentre Group Trust 3.63%, 01/28/2026(5)	$869,348
500,000	Simon Property Group L.P. 2.45%, 09/13/2029	495,262
780,000	VEREIT Operating Partnership L.P. 3.40%, 01/15/2028	814,392
1,155,000	WEA Finance LLC 4.13%, 09/20/2028(5)	1,189,056
977,000	WEA Finance LLC / Westfield UK & Europe Finance plc 3.25%, 10/05/2020(5)	977,214

		11,528,279

	Retail - 0.2%
1,000,000	AutoZone, Inc. 3.25%, 04/15/2025	1,101,143
685,000	CVS Health Corp. 4.88%, 07/20/2035	871,570
355,000	Lowe’s Cos., Inc. 4.55%, 04/05/2049	455,525
350,000	McDonald’s Corp. 3.63%, 09/01/2049	392,999
315,000	Starbucks Corp. 3.35%, 03/12/2050	323,246
1,170,000	TJX Cos., Inc. 4.50%, 04/15/2050	1,510,532

		4,655,015

	Semiconductors - 0.0%
375,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	415,464
160,000	Broadcom, Inc. 4.15%, 11/15/2030	179,735

		595,199

	Software - 0.3%
	Microsoft Corp.
1,605,000	2.40%, 08/08/2026	1,753,223
1,000,000	3.70%, 08/08/2046	1,255,699
	Oracle Corp.
1,565,000	3.60%, 04/01/2050	1,764,020
315,000	3.85%, 04/01/2060	371,862

		5,144,804

	Telecommunications - 0.9%
	AT&T, Inc.
1,865,000	2.30%, 06/01/2027	1,953,201
1,930,000	3.10%, 02/01/2043	1,882,414
2,185,000	4.45%, 04/01/2024	2,440,599
1,125,000	British Telecommunications plc 3.25%, 11/08/2029(5)	1,204,456
	Deutsche Telekom International Finance B.V.
450,000	3.60%, 01/19/2027(5)	504,238
665,000	4.38%, 06/21/2028(5)	788,380
576,000	Orange S.A. 9.00%, 03/01/2031	938,938
2,440,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(5)	2,638,250
	Telefonica Emisiones S.A.
1,035,000	5.21%, 03/08/2047	1,229,844
300,000	5.52%, 03/01/2049	373,580
	Verizon Communications, Inc.
781,000	4.52%, 09/15/2048	1,023,204
222,000	4.67%, 03/15/2055	307,588
715,000	4.75%, 11/01/2041	955,478
283,000	4.81%, 03/15/2039	370,593

		16,610,763

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Transportation - 0.3%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
$ 155,000	2.70%, 11/01/2024(5)	$164,450
1,100,000	3.38%, 02/01/2022(5)	1,135,833
2,850,000	3.95%, 03/10/2025(5)	3,170,262
	Union Pacific Corp.
795,000	3.25%, 02/05/2050	876,129
465,000	3.75%, 02/05/2070	524,980

		5,871,654

	Total Corporate Bonds (cost $276,904,515)	$298,681,034

Foreign Government Obligations - 0.4%
	Qatar - 0.4%
	Qatar Government International Bond
4,990,000	2.38%, 06/02/2021(5)	5,039,900
1,680,000	3.88%, 04/23/2023(5)	1,802,640

		6,842,540

	Saudi Arabia - 0.0%
800,000	Saudi Government International Bond 2.88%, 03/04/2023(5)	835,184

	Total Foreign Government Obligations (cost $7,435,010)	$7,677,724

Municipal Bonds - 1.0%
	Airport - 0.0%
190,000	Broward County, FL, Airport System Rev 3.48%, 10/01/2043	193,595
	Dallas-Fort Worth, TX, International Airport Rev
115,000	2.92%, 11/01/2050	114,404
135,000	3.09%, 11/01/2040	136,627

		444,626

	Education - 0.0%
310,000	Massachusetts School Building Auth 3.40%, 10/15/2040	333,402

	General - 0.5%
	Chicago, IL, Transit Auth
140,000	6.30%, 12/01/2021	144,739
1,000,000	6.90%, 12/01/2040	1,426,450
365,000	City of Sacramento, CA (AGM Insured) 6.42%, 08/01/2023	423,268
1,020,000	Florida State Board of Administration Finance Co. 1.71%, 07/01/2027	1,034,902
375,000	Metropolitan Transportation Auth, NY 6.67%, 11/15/2039	475,069
1,485,000	New York State Urban Dev Corp. Rev 2.10%, 03/15/2022	1,505,315
1,250,000	Philadelphia, PA, Auth for Industrial Dev (NATL Insured) 6.55%, 10/15/2028	1,618,675
1,335,000	Sales Tax Securitization Corp., IL 4.79%, 01/01/2048	1,691,672

		8,320,090

	General Obligation - 0.1%
685,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.72%, 12/01/2038	986,284
1,180,000	State of Illinois, GO 5.10%, 06/01/2033	1,192,496

		2,178,780

	Higher Education - 0.1%
535,000	California State University 2.90%, 11/01/2051	536,781
245,000	Pennsylvania State University 2.84%, 09/01/2050	252,573

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	University of California
$ 225,000	1.32%, 05/15/2027	$227,398
380,000	1.61%, 05/15/2030	380,806

		1,397,558

	Power - 0.0%
485,000	New York Utility Debt Securitization Auth 3.44%, 12/15/2025	511,229

	Transportation - 0.2%
225,000	Bay Area, CA, Toll Auth 2.57%, 04/01/2031	244,094
	Foothill-Eastern Transportation Corridor Agency, CA
95,000	4.09%, 01/15/2049	100,865
705,000	3.92%, 01/15/2053, (AGM Insured)	753,976
875,000	Illinois State Toll Highway Auth 6.18%, 01/01/2034	1,261,838
	Metropolitan Transportation Auth, NY
640,000	5.18%, 11/15/2049	698,758
35,000	6.20%, 11/15/2026	39,064
570,000	New York and New Jersey Port Auth, Taxable Rev 6.04%, 12/01/2029	783,186

		3,881,781

	Utility - Electric - 0.1%
785,000	Illinois Municipal Electric Agency 6.83%, 02/01/2035	1,089,046
	Municipal Electric Auth, GA
740,000	6.64%, 04/01/2057	1,101,919
208,000	6.66%, 04/01/2057	314,796

		2,505,761

	Total Municipal Bonds (cost $17,246,183)	$19,573,227

U.S. Government Agencies - 0.8%
	Mortgage-Backed Agencies - 0.8%
	FHLMC - 0.0%
$ 570,000	2.28%, 07/25/2026	$614,154
11,886	3.56%, 04/01/2029, 12 mo. USD CMT + 2.251%(6)	12,004
23,060	4.00%, 03/01/2041	25,429

		651,587

	FNMA - 0.4%
$ 352,384	0.58%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(6)	$351,520
650,000	2.78%, 06/01/2026	713,432
1,351,586	3.00%, 03/25/2053	1,410,846
325,000	3.07%, 02/01/2025	353,729
2,827,772	3.50%, 06/25/2059	3,151,545
26,453	4.50%, 11/01/2023	28,548
96,155	4.50%, 03/01/2038	107,761
49,043	4.50%, 11/01/2039	55,128
29,962	4.50%, 04/01/2040	33,644
71,578	4.50%, 08/01/2040	80,512
27,856	4.50%, 02/01/2041	31,272
395,019	4.50%, 04/01/2041	440,989
298,978	4.50%, 06/01/2041	336,030
345,578	4.50%, 07/01/2041	388,979
95,134	4.50%, 09/01/2041	105,424
57,991	4.50%, 07/01/2044	63,574

		7,652,933

	GNMA - 0.2%
$ 61,445	5.00%, 07/15/2037	$70,335
5,378	6.00%, 06/15/2024	5,976
3,739	6.00%, 07/15/2026	4,157
904	6.00%, 01/15/2028	1,004
1,350	6.00%, 03/15/2028	1,510
26,581	6.00%, 04/15/2028	29,633

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 55,360	6.00%, 05/15/2028	$61,615
16,185	6.00%, 06/15/2028	18,019
32,018	6.00%, 07/15/2028	35,662
10,407	6.00%, 08/15/2028	11,584
37,798	6.00%, 09/15/2028	42,079
79,166	6.00%, 10/15/2028	88,153
59,701	6.00%, 11/15/2028	66,417
75,411	6.00%, 12/15/2028	83,937
1,443	6.00%, 12/15/2031	1,645
18,143	6.00%, 09/15/2032	21,480
5,897	6.00%, 11/15/2032	6,743
1,812	6.00%, 04/15/2033	2,018
74,390	6.00%, 06/15/2033	86,290
24,509	6.00%, 10/15/2033	29,249
2,928	6.00%, 11/15/2033	3,445
48,302	6.00%, 10/15/2034	54,971
54,123	6.00%, 01/15/2035	60,749
6,701	6.00%, 05/15/2035	7,465
10,664	6.00%, 06/15/2035	12,069
419	6.50%, 03/15/2026	462
2,944	6.50%, 01/15/2028	3,252
29,520	6.50%, 03/15/2028	32,622
78,571	6.50%, 04/15/2028	86,826
25,531	6.50%, 05/15/2028	28,213
113,490	6.50%, 06/15/2028	125,501
5,802	6.50%, 10/15/2028	6,453
2,002	6.50%, 02/15/2035	2,343
10,205	7.00%, 11/15/2031	11,465
5,146	7.00%, 03/15/2032	5,796
840,344	7.00%, 11/15/2032	1,016,165
108,118	7.00%, 01/15/2033	127,820
117,575	7.00%, 05/15/2033	138,436
19,651	7.00%, 07/15/2033	22,823
134,305	7.00%, 11/15/2033	158,720
54,468	7.50%, 09/16/2035	62,778
98	8.00%, 09/15/2026	108
38	8.00%, 11/15/2026	38
6,133	8.00%, 12/15/2026	6,992
99	8.00%, 09/15/2027	103
3,915	8.00%, 07/15/2029	4,566
8,310	8.00%, 12/15/2029	8,645
3,665	8.00%, 01/15/2030	3,793
3,209	8.00%, 02/15/2030	3,236
771	8.00%, 03/15/2030	781
19,407	8.00%, 04/15/2030	19,634
4,079	8.00%, 05/15/2030	4,260
31,321	8.00%, 06/15/2030	32,784
1,934	8.00%, 07/15/2030	2,021
56,248	8.00%, 08/15/2030	58,059
13,978	8.00%, 09/15/2030	14,450
6,189	8.00%, 11/15/2030	6,263
86,598	8.00%, 12/15/2030	98,386

		2,899,999

	UMBS - 0.2%
$ 1,975,000	2.00%, 10/19/2035(10)	$2,053,383
1,125,000	2.00%, 10/14/2050(10)	1,163,144
1,000,000	2.00%, 11/15/2050(10)	1,032,171

		4,248,698

	Total U.S. Government Agencies (cost $14,639,968)	$15,453,217

U.S. Government Securities - 10.6%
	U.S. Treasury Securities - 10.6%
	U.S. Treasury Bonds - 5.1%
$ 970,000	1.13%, 08/15/2040	$953,783

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 72,700	1.25%, 05/15/2050	$69,110
1,835,000	1.38%, 08/15/2050	1,800,880
290,000	2.00%, 02/15/2050	329,014
19,250,000	2.50%, 02/15/2045(11)	23,743,672
6,214,000	2.75%, 11/15/2047	8,095,434
9,735,800	2.88%, 05/15/2043	12,735,263
630,000	3.00%, 08/15/2048	860,664
7,895,000	3.13%, 08/15/2044	10,764,956
4,630,000	3.38%, 05/15/2044	6,546,567
21,300,000	4.38%, 02/15/2038	32,808,656

		98,707,999

	U.S. Treasury Notes - 5.5%
7,155,000	0.13%, 05/31/2022	7,154,441
4,260,000	0.13%, 06/30/2022	4,260,000
1,715,000	0.13%, 05/15/2023	1,714,062
20,715,000	0.25%, 05/31/2025	20,717,428
17,385,000	0.25%, 07/31/2025	17,372,776
14,005,000	0.25%, 08/31/2025	13,994,059
11,305,000	0.25%, 09/30/2025	11,292,635
910,000	0.63%, 05/15/2030	907,298
4,736,000	0.63%, 08/15/2030	4,712,320
2,730,000	1.13%, 02/28/2025	2,836,961
560,000	1.50%, 02/15/2030	604,450
8,520,000	1.63%, 10/31/2026	9,159,000
1,300,000	1.63%, 08/15/2029	1,415,781
1,420,000	1.75%, 11/15/2029	1,564,163
8,205,000	2.13%, 03/31/2024	8,760,761
80,000	2.38%, 05/15/2029	92,091

		106,558,226

	Total U.S. Government Securities (cost $175,082,332)	$205,266,225

	Total Long-Term Investments (cost $1,483,789,535)	$1,919,147,262

Short-Term Investments - 1.9%
	Repurchase Agreements - 1.1%
21,889,777	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2020 at 0.040%, due on 10/01/2020 with a maturity value of $21,889,801; collateralized by U.S. Treasury Note at 2.875%, maturing 08/15/2028, with a market value of $22,327,628	21,889,777

	Securities Lending Collateral - 0.8%
15,036,698	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.03%(12)	15,036,698
146,012	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(12)	146,012

		15,182,710

	Total Short-Term Investments (cost $37,072,487)	$37,072,487

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

		Market Value†
Total Investments (cost $1,520,862,022)	101.2%	$1,956,219,749
Other Assets and Liabilities	(1.2)%	(22,508,838)

Total Net Assets	100.0%	$1,933,710,911

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2020, the aggregate fair value of these securities was $13,086,448, which represented 0.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $13,086,448 or 0.7% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	11,702,200	$5,090,681	$10,766,024
11/2013	Tory Burch LLC	67,006	5,251,707	2,320,424

			$10,342,388	$13,086,448

(4)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(5)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $147,889,154, representing 7.6% of net assets.

(6)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2020. Base lending rates may be subject to a floor or cap.
(7)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(10)	Represents or includes a TBA transaction.
(11)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of September 30, 2020, the market value of securities pledged was $191,183.
(12)	Current yield as of period end.

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Futures Contracts Outstanding at September 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 5-Year Note Future	58	12/31/2020	$7,309,813	$5,667
U.S. Treasury Long Bond Future	1	12/21/2020	176,281	811

Total futures contracts				$6,478

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
CMT	Constant Maturity Treasury Index

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
AGM	Assured Guaranty Municipal Corp.
Auth	Authority
Dev	Development
Dist	District
NATL	National
PA	Port Authority
Rev	Revenue

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$16,238,259	$16,238,259	$—	$—
Banks	90,381,137	90,381,137	—	—
Capital Goods	125,031,048	125,031,048	—	—
Consumer Durables & Apparel	44,798,712	44,798,712	—	—
Consumer Services	25,035,029	25,035,029	—	—
Diversified Financials	29,604,105	29,604,105	—	—
Energy	12,052,186	12,052,186	—	—
Food & Staples Retailing	17,476,416	17,476,416	—	—
Food, Beverage & Tobacco	34,003,680	34,003,680	—	—
Health Care Equipment & Services	118,897,658	118,897,658	—	—
Insurance	57,232,607	57,232,607	—	—
Materials	55,645,353	55,645,353	—	—
Media & Entertainment	144,362,398	144,362,398	—	—
Pharmaceuticals, Biotechnology & Life Sciences	126,447,314	92,584,499	33,862,815	—
Real Estate	15,856,080	15,856,080	—	—
Retailing	75,235,410	62,148,962	—	13,086,448
Semiconductors & Semiconductor Equipment	73,571,794	73,571,794	—	—
Software & Services	162,323,995	162,323,995	—	—
Technology Hardware & Equipment	49,110,366	49,110,366	—	—
Transportation	33,125,004	33,125,004	—	—
Utilities	14,685,345	14,685,345	—	—
Asset & Commercial Mortgage-Backed Securities	51,381,939	—	51,381,939	—
Corporate Bonds	298,681,034	—	298,681,034	—
Foreign Government Obligations	7,677,724	—	7,677,724	—
Municipal Bonds	19,573,227	—	19,573,227	—
U.S. Government Agencies	15,453,217	—	15,453,217	—
U.S. Government Securities	205,266,225	—	205,266,225	—
Short-Term Investments	37,072,487	15,182,710	21,889,777	—
Futures Contracts(2)	6,478	6,478	—	—

Total	$ 1,956,226,227	$1,289,353,821	$653,785,958	$13,086,448

(1) For the period ended September 30, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended September 30, 2020 is not presented.

Hartford Capital Appreciation HLS Fund
Schedule of Investments September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.3%
	Automobiles & Components - 0.8%
23,973	Ferrari N.V.	$4,399,496
577,020	General Motors Co.	17,074,022
106,181	Thor Industries, Inc.	10,114,802

		31,588,320

	Banks - 1.1%
216,995	Atlantic Union Bankshares Corp.	4,637,183
586,331	Bank of America Corp.	14,124,714
315,903	Bank OZK	6,735,052
46,958	BNP Paribas S.A.*	1,698,684
91,042	PNC Financial Services Group, Inc.	10,006,426
233,637	Zions Bancorp NA	6,826,873

		44,028,932

	Capital Goods - 5.9%
105,152	3M Co.	16,843,247
103,097	A.O. Smith Corp.	5,443,522
116,199	Airbus SE*	8,427,400
85,001	Deere & Co.	18,838,772
106,650	Dover Corp.	11,554,461
259,322	Emerson Electric Co.	17,003,744
106,872	Fortive Corp.	8,144,715
166,528	General Dynamics Corp.	23,052,471
350,600	HF Global, Inc.(1)(2)(3)	5,578,046
213,880	Johnson Controls International plc	8,736,998
62,379	Lockheed Martin Corp.	23,908,623
97,564	Middleby Corp.*	8,752,466
83,321	Northrop Grumman Corp.	26,286,942
116,187	Pentair plc	5,317,879
208,575	Raytheon Technologies Corp.	12,001,405
10,466	Rockwell Automation, Inc.	2,309,637
10,420	Roper Technologies, Inc.	4,117,046
22,259	Safran S.A.*	2,189,997
809,630	Sanwa Holdings Corp.	8,584,793
111,015	Trane Technologies plc	13,460,569
233,453	Westinghouse Air Brake Technologies Corp.	14,446,072

		244,998,805

	Commercial & Professional Services - 1.7%
305,550	Copart, Inc.*	32,131,638
41,697	CoStar Group, Inc.*	35,380,321
93,210	Recruit Holdings Co., Ltd.	3,701,868

		71,213,827

	Consumer Durables & Apparel - 3.2%
11,739	adidas AG*	3,791,016
242,235	Carter’s, Inc.	20,972,706
363,404	NIKE, Inc. Class B	45,621,738
173,237	Peloton Interactive, Inc. Class A*	17,192,040
80,246	Polaris, Inc.	7,570,408
231,159	Steven Madden Ltd.	4,507,600
489,624	VF Corp.	34,396,086

		134,051,594

	Consumer Services - 3.5%
288,802	Aramark	7,638,813
646,103	Compass Group plc	9,705,606
8,872	Domino’s Pizza, Inc.	3,773,084
160,137	DraftKings, Inc.*(2)(3)	9,371,217
125,018	DraftKings, Inc. Class A*(4)	7,356,059
158,964	Las Vegas Sands Corp.	7,417,260
344,116	McDonald’s Corp.	75,530,021
22,991	New Oriental Education & Technology Group, Inc. ADR*	3,437,155
139,439	Penn National Gaming, Inc.*	10,137,216

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
95,197	Yum! Brands, Inc.	$8,691,486

		143,057,917

	Diversified Financials - 3.7%
364,221	American Express Co.	36,513,155
468,593	Bank of New York Mellon Corp.	16,091,484
22,914	BlackRock, Inc.	12,913,185
217,055	Blackstone Group, Inc. Class A	11,330,271
89,895	Brookfield Asset Management, Inc. Class A	2,974,559
288,240	Charles Schwab Corp.	10,442,935
318,063	Equitable Holdings, Inc.	5,801,469
95,631	LPL Financial Holdings, Inc.	7,332,029
264,085	Raymond James Financial, Inc.	19,214,825
1,159,033	SLM Corp.	9,376,577
372,310	TD Ameritrade Holding Corp.	14,575,936
185,008	Voya Financial, Inc.	8,867,433

		155,433,858

	Energy - 0.7%
674,349	Canadian Natural Resources Ltd.	10,796,327
159,017	Concho Resources, Inc.	7,015,830
169,672	Diamondback Energy, Inc.	5,110,521
309,823	Halliburton Co.	3,733,367
286,336	Tenaris S.A. ADR	2,820,410

		29,476,455

	Food & Staples Retailing - 1.0%
188,003	Sysco Corp.	11,697,547
222,907	Walmart, Inc.	31,186,918

		42,884,465

	Food, Beverage & Tobacco - 8.0%
762,848	Altria Group, Inc.	29,476,447
166,656	Archer-Daniels-Midland Co.	7,747,837
132,339	Campbell Soup Co.	6,401,237
840,223	Coca-Cola Co.	41,481,810
86,841	Constellation Brands, Inc. Class A	16,457,238
953,148	Diageo plc	32,739,371
313,175	General Mills, Inc.	19,316,634
133,047	JM Smucker Co.	15,369,589
147,503	Kellogg Co.	9,527,219
755,355	Keurig Dr Pepper, Inc.	20,847,798
316,642	Mondelez International, Inc. Class A	18,191,083
453,185	Monster Beverage Corp.*	36,345,437
251,288	PepsiCo., Inc.	34,828,517
336,955	Philip Morris International, Inc.	25,268,256
258,187	Tyson Foods, Inc. Class A	15,356,963

		329,355,436

	Health Care Equipment & Services - 9.2%
45,423	ABIOMED, Inc.*	12,584,896
51,775	Align Technology, Inc.*	16,949,064
24,425	Anthem, Inc.	6,560,311
243,552	Baxter International, Inc.	19,586,452
297,956	Centene Corp.*	17,379,773
414,953	CVS Health Corp.	24,233,255
165,890	Danaher Corp.	35,721,094
326,564	Dentsply Sirona, Inc.	14,280,644
40,979	DexCom, Inc.*	16,892,773
168,203	Insulet Corp.*	39,795,148
47,485	Intuitive Surgical, Inc.*	33,692,507
473,644	Medtronic plc	49,221,085
68,094	Quest Diagnostics, Inc.	7,796,082
52,222	Teleflex, Inc.	17,777,413
149,861	UnitedHealth Group, Inc.	46,722,164
75,870	Veeva Systems, Inc. Class A*	21,333,885

		380,526,546

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Household & Personal Products - 2.4%
47,510	Clorox Co.	$9,985,177
501,343	Colgate-Palmolive Co.	38,678,612
218,716	Kimberly-Clark Corp.	32,295,605
120,464	Procter & Gamble Co.	16,743,291

		97,702,685

	Insurance - 3.5%
879,941	Aflac, Inc.	31,985,855
25,692	American International Group, Inc.	707,301
334,931	Athene Holding Ltd. Class A*	11,414,448
356,997	Chubb Ltd.	41,454,492
582,013	CNO Financial Group, Inc.	9,335,489
99,776	Globe Life, Inc.	7,972,102
191,991	Marsh & McLennan Cos., Inc.	22,021,368
459,889	MetLife, Inc.	17,094,074
262,625	Unum Group	4,419,979

		146,405,108

	Materials - 2.7%
113,758	Celanese Corp.	12,223,297
188,838	CRH plc	6,810,333
104,528	Ecolab, Inc.	20,888,875
178,588	FMC Corp.	18,914,255
122,733	Linde plc	29,226,409
117,941	Nutrien Ltd.	4,624,460
136,968	Reliance Steel & Aluminum Co.	13,976,215
77,091	Rio Tinto plc	4,638,751

		111,302,595

	Media & Entertainment - 5.6%
235,388	Activision Blizzard, Inc.	19,054,659
6,747	Alphabet, Inc. Class A*	9,888,403
6,202	Charter Communications, Inc. Class A*	3,872,157
831,266	Comcast Corp. Class A	38,454,365
47,315	Electronic Arts, Inc.*	6,170,349
94,168	Facebook, Inc. Class A*	24,662,599
34,625	Live Nation Entertainment, Inc.*	1,865,595
178,228	Match Group, Inc.*	19,720,928
3,558	Netflix, Inc.*	1,779,107
389,197	Omnicom Group, Inc.	19,265,252
577,981	Pinterest, Inc. Class A*	23,991,991
123,464	Roku, Inc.*	23,310,003
696,838	Snap, Inc. Class A*	18,194,440
52,154	Spotify Technology S.A.*	12,650,996
81,747	Tencent Holdings Ltd.	5,521,468
48,600	Twitter, Inc.*	2,162,700

		230,565,012

	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
131,193	Alnylam Pharmaceuticals, Inc.*	19,101,701
8,774	Argenx SE ADR*	2,303,350
14,781	Ascendis Pharma A/S ADR*	2,281,004
290,256	AstraZeneca plc ADR	15,906,029
78,133	Bristol-Myers Squibb Co.	4,710,639
397,547	ChemoCentryx, Inc.*	21,785,576
294,523	Elanco Animal Health, Inc.*	8,226,027
28,878	Eli Lilly & Co.	4,274,522
198,651	Exact Sciences Corp.*	20,252,469
1,181	Galapagos N.V. ADR*	167,596
73,949	Galapagos N.V.*	10,483,736
70,500	Hangzhou Tigermed Consulting Co., Ltd. Class H*(5)	1,004,277
8,639	Illumina, Inc.*	2,670,142
274,630	Johnson & Johnson	40,886,914
20,782	Mettler-Toledo International, Inc.*	20,070,216
131,488	Pfizer, Inc.	4,825,610
473,836	PTC Therapeutics, Inc.*	22,151,833

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
41,292	Regeneron Pharmaceuticals, Inc.*	$23,114,436
108,815	Seattle Genetics, Inc.*	21,294,007
49,463	Thermo Fisher Scientific, Inc.	21,838,904
46,741	Waters Corp.*	9,146,279
82,687	Wuxi Biologics Cayman, Inc.*(5)	2,026,498

		278,521,765

	Real Estate - 3.5%
108,655	Alexandria Real Estate Equities, Inc. REIT	17,384,800
40,745	American Tower Corp. REIT	9,849,289
412,928	Americold Realty Trust REIT	14,762,176
104,851	Camden Property Trust REIT	9,329,642
57,607	Crown Castle International Corp. REIT	9,591,565
44,936	Digital Realty Trust, Inc. REIT	6,594,807
33,819	Equinix, Inc. REIT	25,706,836
105,530	Prologis, Inc. REIT	10,618,429
71,054	Public Storage REIT	15,825,147
360,879	STORE Capital Corp. REIT	9,898,911
709,940	VICI Properties, Inc. REIT	16,591,298

		146,152,900

	Retailing - 6.9%
102,745	Alibaba Group Holding Ltd. ADR*	30,204,975
8,451,700	Allstar Co.*(1)(2)(3)	7,775,564
18,840	Amazon.com, Inc.*	59,322,073
8,597	AutoZone, Inc.*	10,124,171
10,790	Booking Holdings, Inc.*	18,458,237
337,451	Chewy, Inc. Class A*(4)	18,502,438
53,752	Dollar General Corp.	11,267,494
199,080	Dollar Tree, Inc.*	18,183,967
155,572	Lowe’s Cos., Inc.	25,803,172
31,460	Meituan Dianping Class B*	991,030
1,404,319	TJX Cos., Inc.	78,150,353
115,140	Tory Burch LLC*(1)(2)(3)	3,987,288
38,058	Zalando SE*(5)	3,555,753

		286,326,515

	Semiconductors & Semiconductor Equipment - 3.7%
324,510	Advanced Micro Devices, Inc.*	26,606,575
9,274	ASML Holding N.V.	3,425,564
40,546	Broadcom, Inc.	14,771,719
120,639	Infineon Technologies AG	3,400,304
367,587	Intel Corp.	19,033,655
49,830	KLA Corp.	9,654,064
419,723	Marvell Technology Group Ltd.	16,663,003
147,359	Micron Technology, Inc.*	6,919,978
93,954	NVIDIA Corp.	50,849,784

		151,324,646

	Software & Services - 13.1%
88,347	Accenture plc Class A	19,965,539
128,737	Amdocs Ltd.	7,390,791
53,673	Booz Allen Hamilton Holding Corp.	4,453,786
163,002	CDK Global, Inc.	7,105,257
43,365	Citrix Systems, Inc.	5,971,794
2,931	DocuSign, Inc.*	630,868
22,697	Fair Isaac Corp.*	9,654,850
31,351	Fidelity National Information Services, Inc.	4,615,181
147,732	FleetCor Technologies, Inc.*	35,174,989
839,570	Genpact Ltd.	32,701,252
80,693	Global Payments, Inc.	14,329,463
506,654	GoDaddy, Inc. Class A*	38,490,504
127,194	Guidewire Software, Inc.*	13,262,518
335,094	International Business Machines Corp.	40,770,887
16,687	Intuit, Inc.	5,443,466
243,034	Leidos Holdings, Inc.	21,666,481
136,481	Microsoft Corp.	28,706,049

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
583,744	Oracle Corp.	$34,849,517
7,693	Paycom Software, Inc.*	2,394,831
183,128	PayPal Holdings, Inc.*	36,081,710
39,324	RingCentral, Inc. Class A*	10,798,764
18,786	salesforce.com, Inc.*	4,721,298
24,658	ServiceNow, Inc.*	11,959,130
66,850	Slack Technologies, Inc. Class A*	1,795,591
112,411	Splunk, Inc.*	21,147,881
193,844	Square, Inc. Class A*	31,509,342
26,874	StoneCo Ltd. Class A*	1,421,366
67,432	VeriSign, Inc.*	13,813,445
72,465	Visa, Inc. Class A	14,490,826
66,257	VMware, Inc. Class A*(4)	9,519,143
133,564	WEX, Inc.*	18,561,389
164,948	Workday, Inc. Class A*	35,485,263
41,964	Worldline S.A.*(5)	3,436,145

		542,319,316

	Technology Hardware & Equipment - 4.2%
773,175	Apple, Inc.	89,541,397
175,836	CDW Corp.	21,017,677
373,120	Cisco Systems, Inc.	14,697,197
54,247	Coherent, Inc.*	6,017,620
40,982	F5 Networks, Inc.*	5,031,360
7,470	Keyence Corp.	3,492,069
168,140	Lumentum Holdings, Inc.*	12,632,358
19,194	Motorola Solutions, Inc.	3,009,811
261,386	Samsung Electronics Co., Ltd.	12,976,280
116,726	Western Digital Corp.	4,266,335

		172,682,104

	Telecommunication Services - 1.2%
65,398	Cellnex Telecom S.A.(5)	3,969,829
764,330	Churchill Capital Corp. Class A*	7,834,383
45,800	KDDI Corp.	1,151,941
269,618	T-Mobile U.S., Inc.*	30,833,514
111,511	Verizon Communications, Inc.	6,633,789

		50,423,456

	Transportation - 3.5%
198,169	Canadian National Railway Co.	21,104,987
109,366	FedEx Corp.	27,507,736
25,674	J.B. Hunt Transport Services, Inc.	3,244,680
237,900	Localiza Rent a Car S.A.	2,400,647
240,448	Southwest Airlines Co.	9,016,800
591,027	Uber Technologies, Inc.*	21,560,665
159,028	Union Pacific Corp.	31,307,842
171,504	United Parcel Service, Inc. Class B	28,577,712

		144,721,069

	Utilities - 1.5%
112,273	Consolidated Edison, Inc.	8,734,839
98,239	Duke Energy Corp.	8,700,046
470,415	Exelon Corp.	16,822,041
1,315,793	Iberdrola S.A.	16,195,549
161,137	Pinnacle West Capital Corp.	12,012,763

		62,465,238

	Total Common Stocks (cost $3,217,971,493)	4,027,528,564

Exchange-Traded Funds - 0.3%
	Other Investment Pools & Funds - 0.3%
12,000	iShares MSCI ACWI ETF	959,040

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
43,423	iShares Russell 1000 Growth ETF		$9,418,014

			10,377,054

	Total Exchange-Traded Funds (cost $7,848,265)		$10,377,054

Convertible Preferred Stocks - 0.2%
	Consumer Services - 0.0%
16,619	Airbnb, Inc. Series E*(1)(2)(3)		1,386,856

	Diversified Financials - 0.0%
85,350	Social Finance, Inc. Series F*(1)(2)(3)		1,328,899

	Retailing - 0.1%
40,566	Honest Co., Inc. Series C*(1)(2)(3)		1,431,980

	Software & Services - 0.1%
50,200	Nanigans, Inc. Series D*(1)(2)(3)		19,076
20,891	Sharecare, Inc. Series B2*(1)(2)(3)		4,970,596
29,504	Magic Leap, Inc. Series C*(1)(2)(3)		339,886

			5,329,558

	Total Convertible Preferred Stocks (cost $10,438,958)		$9,477,293

Escrows - 0.0%(6)
	Consumer Durables & Apparel - 0.0%
127,917	One Kings Lane, Inc.*(1)(2)(3)		20,467

	Total Escrows (cost $—)		$20,467

	Total Long-Term Investments (cost $3,236,258,716)		$4,047,403,378

Short-Term Investments - 1.9%
	Repurchase Agreements - 1.5%
63,626,544	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2020 at 0.040%, due on 10/01/2020 with a maturity value of $63,626,615; collateralized by U.S. Treasury Note at 3.125%, maturing 11/15/2028, with a market value of $64,899,133		63,626,544

	Securities Lending Collateral - 0.4%
15,706,344	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.03%(7)		15,706,344
152,514	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(7)		152,514

			15,858,858

	Total Short-Term Investments (cost $79,485,402)		$79,485,402

	Total Investments (cost $3,315,744,118)	99.7%	$4,126,888,780
	Other Assets and Liabilities	0.3%	11,811,991

	Total Net Assets	100.0%	$4,138,700,771

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2020, the aggregate fair value of these securities was $36,209,875, which represented 0.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third-party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $36,209,875 or 0.9% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value

06/2015	Airbnb, Inc. Series E Convertible Preferred	16,619	$1,547,136	$1,386,856
08/2011	Allstar Co.	8,451,700	3,676,649	7,775,564
07/2015	DraftKings, Inc.	160,137	1,684,514	9,371,217
06/2015	HF Global, Inc.	350,600	4,713,607	5,578,046
08/2014	Honest Co., Inc. Series C Convertible Preferred	40,566	1,097,606	1,431,980
12/2015	Magic Leap, Inc. Series C Convertible Preferred	29,504	679,566	339,886
03/2015	Nanigans, Inc. Series D Convertible Preferred	50,200	548,109	19,076
01/2014	One Kings Lane, Inc.	127,917	—	20,467
03/2015	Sharecare, Inc. Series B2 Convertible Preferred	20,891	5,220,034	4,970,596
09/2015	Social Finance, Inc. Series F Convertible Preferred	85,350	1,346,507	1,328,899
11/2013	Tory Burch LLC	115,140	9,024,247	3,987,288

			$29,537,975	$36,209,875

(4)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(5)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $13,992,502, representing 0.3% of net assets.

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini) Future	379	12/18/2020	$63,520,400	$411,944

Total futures contracts				$411,944

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:

S&P	Standard & Poor’s

Other Abbreviations:

ACWI	All Country World Index
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$31,588,320	$27,188,824	$4,399,496	$—
Banks	44,028,932	42,330,248	1,698,684	—
Capital Goods	244,998,805	220,218,569	19,202,190	5,578,046
Commercial & Professional Services	71,213,827	67,511,959	3,701,868	—
Consumer Durables & Apparel	134,051,594	130,260,578	3,791,016	—
Consumer Services	143,057,917	123,981,094	19,076,823	—
Diversified Financials	155,433,858	155,433,858	—	—
Energy	29,476,455	29,476,455	—	—
Food & Staples Retailing	42,884,465	42,884,465	—	—
Food, Beverage & Tobacco	329,355,436	296,616,065	32,739,371	—
Health Care Equipment & Services	380,526,546	380,526,546	—	—
Household & Personal Products	97,702,685	97,702,685	—	—
Insurance	146,405,108	146,405,108	—	—
Materials	111,302,595	99,853,511	11,449,084	—
Media & Entertainment	230,565,012	225,043,544	5,521,468	—
Pharmaceuticals, Biotechnology & Life Sciences	278,521,765	266,011,531	12,510,234	—
Real Estate	146,152,900	146,152,900	—	—
Retailing	286,326,515	270,016,880	4,546,783	11,762,852
Semiconductors & Semiconductor Equipment	151,324,646	144,498,778	6,825,868	—
Software & Services	542,319,316	538,883,171	3,436,145	—
Technology Hardware & Equipment	172,682,104	156,213,755	16,468,349	—
Telecommunication Services	50,423,456	45,301,686	5,121,770	—
Transportation	144,721,069	144,721,069	—	—
Utilities	62,465,238	46,269,689	16,195,549	—
Exchange-Traded Funds	10,377,054	10,377,054	—	—
Convertible Preferred Stocks	9,477,293	—	—	9,477,293
Escrows	20,467	—	—	20,467
Short-Term Investments	79,485,402	15,858,858	63,626,544	—
Futures Contracts (2)	411,944	411,944	—	—

Total	$4,127,300,724	$3,870,150,824	$230,311,242	$26,838,658

(1)

For the period ended September 30, 2020, investments valued at $1,760,386 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input and there were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended September 30, 2020 is not presented.

Hartford Disciplined Equity HLS Fund
Schedule of Investments September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.6%
	Banks - 4.7%
2,059,590	Bank of America Corp.	$49,615,523
592,979	JP Morgan Chase & Co.	57,086,088
301,357	PNC Financial Services Group, Inc.	33,122,148

		139,823,759

	Capital Goods - 5.4%
317,416	AMETEK, Inc.	31,551,151
453,768	Fortune Brands Home & Security, Inc.	39,260,007
139,642	IDEX Corp.	25,472,097
202,545	Illinois Tool Works, Inc.	39,133,720
449,328	Raytheon Technologies Corp.	25,854,333

		161,271,308

	Commercial & Professional Services - 1.9%
159,194	Equifax, Inc.	24,977,538
336,742	Republic Services, Inc.	31,434,866

		56,412,404

	Consumer Durables & Apparel - 2.5%
312,936	NIKE, Inc. Class B	39,285,985
490,487	VF Corp.	34,456,712

		73,742,697

	Consumer Services - 2.6%
484,551	DraftKings, Inc.*(1)(2)	28,355,924
215,085	McDonald’s Corp.	47,209,007

		75,564,931

	Diversified Financials - 3.1%
296,222	American Express Co.	29,696,255
50,216	BlackRock, Inc.	28,299,227
730,256	Morgan Stanley	35,307,878

		93,303,360

	Energy - 0.7%
572,435	EOG Resources, Inc.	20,573,314

	Food & Staples Retailing - 2.9%
101,333	Costco Wholesale Corp.	35,973,215
348,119	Walmart, Inc.	48,705,329

		84,678,544

	Food, Beverage & Tobacco - 3.1%
222,732	Constellation Brands, Inc. Class A	42,209,941
267,233	Kellogg Co.	17,260,580
397,497	Monster Beverage Corp.*	31,879,259

		91,349,780

	Health Care Equipment & Services - 8.5%
257,454	Abbott Laboratories	28,018,719
452,546	Baxter International, Inc.	36,393,749
119,253	Becton Dickinson and Co.	27,747,788
190,239	Danaher Corp.	40,964,164
528,997	Hologic, Inc.*	35,162,431
122,976	Laboratory Corp. of America Holdings*	23,152,692
197,368	UnitedHealth Group, Inc.	61,533,421

		252,972,964

	Household & Personal Products - 3.8%
492,083	Colgate-Palmolive Co.	37,964,203
536,610	Procter & Gamble Co.	74,583,424

		112,547,627

	Insurance - 1.4%
585,228	Athene Holding Ltd. Class A*	19,944,570

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
197,547	Chubb Ltd.	$22,939,158

		42,883,728

	Materials - 1.8%
246,954	PPG Industries, Inc.	30,148,144
161,074	Vulcan Materials Co.	21,831,970

		51,980,114

	Media & Entertainment - 7.8%
5,345	Alphabet, Inc. Class C*	7,855,012
63,672	Alphabet, Inc. Class A*	93,317,683
296,790	Facebook, Inc. Class A*	77,729,301
408,902	Walt Disney Co.	50,736,560

		229,638,556

	Pharmaceuticals, Biotechnology & Life Sciences - 5.4%
359,352	Eli Lilly & Co.	53,191,283
131,412	Incyte Corp.*	11,792,913
473,819	Merck & Co., Inc.	39,303,286
123,320	Thermo Fisher Scientific, Inc.	54,448,247

		158,735,729

	Real Estate - 1.8%
143,958	American Tower Corp. REIT	34,798,967
238,455	Boston Properties, Inc. REIT	19,147,937
10,657	We Co. Class A*(1)(2)(3)	53,924

		54,000,828

	Retailing - 6.3%
43,585	Amazon.com, Inc.*	137,237,397
41,578	JAND, Inc. Class A(1)(2)(3)	927,605
829,326	TJX Cos., Inc.	46,151,992
38,805	Tory Burch LLC*(1)(2)(3)	1,343,818

		185,660,812

	Semiconductors & Semiconductor Equipment - 5.2%
279,897	Advanced Micro Devices, Inc.*	22,948,755
96,868	KLA Corp.	18,767,206
338,760	Micron Technology, Inc.*	15,908,170
247,853	QUALCOMM, Inc.	29,167,341
258,368	Teradyne, Inc.	20,529,921
318,281	Texas Instruments, Inc.	45,447,344

		152,768,737

	Software & Services - 13.3%
211,896	Fidelity National Information Services, Inc.	31,193,210
179,456	Global Payments, Inc.	31,867,797
303,667	GoDaddy, Inc. Class A*	23,069,582
352,404	Leidos Holdings, Inc.	31,416,817
170,596	Mastercard, Inc. Class A	57,690,449
558,631	Microsoft Corp.	117,496,858
224,249	salesforce.com, Inc.*	56,358,259
303,037	SS&C Technologies Holdings, Inc.	18,339,799
123,771	Workday, Inc. Class A*	26,626,855

		394,059,626

	Technology Hardware & Equipment - 8.5%
1,382,311	Apple, Inc.	160,085,437
179,032	CDW Corp.	21,399,695
1,075,655	Corning, Inc.	34,861,979
222,851	Motorola Solutions, Inc.	34,945,265

		251,292,376

	Telecommunication Services - 1.5%
742,979	Verizon Communications, Inc.	44,199,821

	Transportation - 2.0%
175,736	FedEx Corp.	44,201,119

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
384,254	Uber Technologies, Inc.*	$14,017,586

		58,218,705

	Utilities - 3.4%
478,906	American Electric Power Co., Inc.	39,140,987
217,024	NextEra Energy, Inc.	60,237,182

		99,378,169

	Total Common Stocks (cost $2,385,014,505)	$2,885,057,889

Exchange-Traded Funds - 0.9%
	Other Investment Pools & Funds - 0.9%
80,703	SPDR S&P 500 ETF Trust(4)	27,026,628

	Total Exchange-Traded Funds (cost $27,454,354)	$27,026,628

Convertible Preferred Stocks - 1.1%
	Real Estate - 0.1%
145,709	We Co. Series D1*(1)(2)(3)	1,140,902
114,486	We Co. Series D2*(1)(2)(3)	896,425

		2,037,327

	Retailing - 0.7%
92,843	JAND, Inc. Series D*(1)(2)(3)	2,103,822
102,040	Honest Co., Inc. Series C*(1)(2)(3)	3,602,012
1,605,750	Coupang LLC *(1)(2)(3)	14,628,383

		20,334,217

	Software & Services - 0.3%
366,944	MarkLogic Corp. Series F*(1)(2)(3)	3,196,082
287,204	Lookout, Inc. Series F*(1)(2)(3)	2,553,244
1,871,878	Essence Group Holdings Corp. Series 3*(1)(2)(3)	4,829,445

		10,578,771

	Total Convertible Preferred Stocks (cost $23,661,221)	$32,950,315

Escrows - 0.0%
	Software & Services - 0.0%
210,735	Veracode, Inc.*(1)(2)(3)	114,640

	Total Escrows (cost $—)	$114,640

	Total Long-Term Investments (cost $2,436,130,080)	$2,945,149,472

Short-Term Investments - 0.4%
	Repurchase Agreements - 0.4%
12,549,633	Fixed Income Clearing Corp. Repurchase Agreement dated 9/30/2020 at 0.040%, due on 10/01/2020 with a maturity value of $12,549,647; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/2030, with a market value of $12,800,645	12,549,633

	Securities Lending Collateral - 0.0%
511,830	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.03%(5)	511,830
4,970	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(5)	4,970

		516,800

	Total Short-Term Investments (cost $13,066,433)	$13,066,433

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

		Market Value†
Total Investments (cost $2,449,196,513)	100.0%	$2,958,215,905
Other Assets and Liabilities	0.0%	230,811

Total Net Assets	100.0%	$2,958,446,716

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2020, the aggregate fair value of these securities was $63,746,226, which represented 2.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $63,746,226 or 2.2% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value

11/2014	Coupang LLC Convertible Preferred	1,605,750	$4,998,894	$14,628,383
12/2014	DraftKings, Inc.	484,551	1,998,084	28,355,924
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	1,871,878	2,960,001	4,829,445
08/2014	Honest Co., Inc. Series C Convertible Preferred	102,040	2,760,927	3,602,012
04/2015	JAND, Inc. Class A	41,578	477,536	927,605
04/2015	JAND, Inc. Series D Convertible Preferred	92,843	1,066,330	2,103,822
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	3,280,760	2,553,244
04/2015	MarkLogic Corp. Series F Convertible Preferred	366,944	4,261,761	3,196,082
11/2013	Tory Burch LLC	38,805	3,041,403	1,343,818
04/2017	Veracode, Inc.	210,735	—	114,640
12/2014	We Co. Class A	10,657	177,451	53,924
12/2014	We Co. Series D1 Convertible Preferred	145,709	2,426,224	1,140,902
12/2014	We Co. Series D2 Convertible Preferred	114,486	1,906,324	896,425

			$29,355,695	$63,746,226

(3)	Investment valued using significant unobservable inputs.
(4)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(5)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$139,823,759	$139,823,759	$—	$—
Capital Goods	161,271,308	161,271,308	—	—
Commercial & Professional Services	56,412,404	56,412,404	—	—
Consumer Durables & Apparel	73,742,697	73,742,697	—	—
Consumer Services	75,564,931	47,209,007	28,355,924	—
Diversified Financials	93,303,360	93,303,360	—	—
Energy	20,573,314	20,573,314	—	—
Food & Staples Retailing	84,678,544	84,678,544	—	—
Food, Beverage & Tobacco	91,349,780	91,349,780	—	—
Health Care Equipment & Services	252,972,964	252,972,964	—	—
Household & Personal Products	112,547,627	112,547,627	—	—
Insurance	42,883,728	42,883,728	—	—
Materials	51,980,114	51,980,114	—	—
Media & Entertainment	229,638,556	229,638,556	—	—
Pharmaceuticals, Biotechnology & Life Sciences	158,735,729	158,735,729	—	—
Real Estate	54,000,828	53,946,904	—	53,924
Retailing	185,660,812	183,389,389	—	2,271,423
Semiconductors & Semiconductor Equipment	152,768,737	152,768,737	—	—
Software & Services	394,059,626	394,059,626	—	—
Technology Hardware & Equipment	251,292,376	251,292,376	—	—
Telecommunication Services	44,199,821	44,199,821	—	—
Transportation	58,218,705	58,218,705	—	—
Utilities	99,378,169	99,378,169	—	—
Exchange-Traded Funds	27,026,628	27,026,628	—	—
Convertible Preferred Stocks	32,950,315	—	—	32,950,315
Escrows	114,640	—	—	114,640
Short-Term Investments	13,066,433	516,800	12,549,633	—

Total	$2,958,215,905	$2,881,920,046	$40,905,557	$35,390,302

(1) For the period ended September 30, 2020, there were no transfers in and out of Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended September 30, 2020:

	Common Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	—	—	—	—

Acquired in Merger	3,696,390	23,661,221	114,640	27,472,251

Sales	—	—	—	—

Accrued discounts/(premiums)	—	—	—	—

Total realized gain/(loss)	—	—	—	—

Net change in unrealized appreciation/depreciation	(1,371,043)	9,289,094	—	7,918,051

Transfers into Level 3	—	—	—	—

Transfers out of Level 3	—	—	—	—
Ending balance	$2,325,347	$32,950,315	$114,640	$35,390,302

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at September 30, 2020 was $8,032,692

Hartford Dividend and Growth HLS Fund
Schedule of Investments September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.9%
	Banks - 8.8%
3,976,310	Bank of America Corp.	$95,789,308
438,914	Bank of Nova Scotia	18,219,320
387,232	Citigroup, Inc.	16,693,572
1,084,018	JP Morgan Chase & Co.	104,358,413
406,662	PNC Financial Services Group, Inc.	44,696,220

		279,756,833

	Capital Goods - 8.4%
230,814	Deere & Co.	51,155,307
230,227	Eaton Corp. plc	23,490,061
143,058	General Dynamics Corp.	19,803,519
751,097	Ingersoll Rand, Inc.*	26,739,053
1,300,823	Johnson Controls International plc	53,138,619
86,974	Lockheed Martin Corp.	33,335,395
315,713	Otis Worldwide Corp.	19,706,805
709,944	Raytheon Technologies Corp.	40,850,178

		268,218,937

	Consumer Services - 2.1%
364,448	Hilton Worldwide Holdings, Inc.	31,094,704
160,088	McDonald’s Corp.	35,137,715

		66,232,419

	Diversified Financials - 4.5%
495,257	American Express Co.	49,649,514
69,167	BlackRock, Inc.	38,979,063
695,306	Charles Schwab Corp.	25,190,936
375,582	Northern Trust Corp.	29,284,129

		143,103,642

	Energy - 4.1%
627,115	Chevron Corp.	45,152,280
1,013,281	ConocoPhillips	33,276,148
377,969	Hess Corp.	15,470,271
613,024	Marathon Petroleum Corp.	17,986,124
521,333	Total SE ADR	17,881,722

		129,766,545

	Food & Staples Retailing - 2.7%
559,128	Sysco Corp.	34,788,944
368,087	Walmart, Inc.	51,499,052

		86,287,996

	Food, Beverage & Tobacco - 3.4%
1,033,428	Coca-Cola Co.	51,020,341
456,912	Kellogg Co.	29,511,946
203,312	PepsiCo., Inc.	28,179,043

		108,711,330

	Health Care Equipment & Services - 7.4%
201,989	Abbott Laboratories	21,982,463
152,544	Becton Dickinson and Co.	35,493,938
352,575	CVS Health Corp.	20,590,380
306,956	HCA Healthcare, Inc.	38,271,274
448,911	Medtronic plc	46,650,831
231,507	UnitedHealth Group, Inc.	72,176,937

		235,165,823

	Insurance - 3.8%
885,137	American International Group, Inc.	24,367,821
235,967	Chubb Ltd.	27,400,488
698,185	Principal Financial Group, Inc.	28,115,910
622,657	Prudential Financial, Inc.	39,551,173

		119,435,392

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Materials - 3.9%
533,666	Celanese Corp.	$57,342,412
279,831	FMC Corp.	29,636,901
298,122	PPG Industries, Inc.	36,394,734

		123,374,047

	Media & Entertainment - 5.6%
66,632	Alphabet, Inc. Class A*	97,655,859
1,743,025	Comcast Corp. Class A	80,632,337

		178,288,196

	Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
293,767	Agilent Technologies, Inc.	29,652,841
825,180	AstraZeneca plc ADR	45,219,864
353,708	Bristol-Myers Squibb Co.	21,325,055
588,784	Merck & Co., Inc.	48,839,633
418,004	Novartis AG ADR	36,349,628
2,248,977	Pfizer, Inc.	82,537,456

		263,924,477

	Real Estate - 2.4%
125,188	American Tower Corp. REIT	30,261,695
1,675,496	Host Hotels & Resorts, Inc. REIT	18,078,602
132,682	Public Storage REIT	29,550,935

		77,891,232

	Retailing - 4.8%
176,283	Home Depot, Inc.	48,955,552
365,488	Lowe’s Cos., Inc.	60,619,840
770,905	TJX Cos., Inc.	42,900,863

		152,476,255

	Semiconductors & Semiconductor Equipment - 5.1%
165,443	Broadcom, Inc.	60,274,194
562,989	Intel Corp.	29,151,570
88,643	KLA Corp.	17,173,695
401,887	Micron Technology, Inc.*	18,872,613
254,883	Texas Instruments, Inc.	36,394,744

		161,866,816

	Software & Services - 6.6%
142,435	Accenture plc Class A	32,188,886
123,794	International Business Machines Corp.	15,062,016
776,464	Microsoft Corp.	163,313,673

		210,564,575

	Technology Hardware & Equipment - 7.5%
809,276	Apple, Inc.	93,722,254
1,286,129	Cisco Systems, Inc.	50,660,621
1,264,489	Corning, Inc.	40,982,088
1,906,681	HP, Inc.	36,207,872
118,534	Motorola Solutions, Inc.	18,587,317

		240,160,152

	Telecommunication Services - 3.5%
1,853,566	Verizon Communications, Inc.	110,268,641

	Transportation - 1.2%
189,925	Union Pacific Corp.	37,390,535

	Utilities - 3.8%
593,469	Dominion Energy, Inc.	46,842,508
933,242	Exelon Corp.	33,372,734
341,650	Sempra Energy	40,437,694

		120,652,936

	Total Common Stocks (cost $2,285,875,053)	$3,113,536,779

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
Short-Term Investments - 1.6%
	Repurchase Agreements - 1.6%
51,133,358	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2020 at 0.040%, due on 10/012020 with a maturity value of $51,133,415; collateralized by U.S. Treasury Note at 2.875%, maturing 08/15/2028, with a market value of $52,156,076		$51,133,358

	Total Short-Term Investments (cost $51,133,358)		$51,133,358

	Total Investments (cost $2,337,008,411)	99.5%	$3,164,670,137
	Other Assets and Liabilities	0.5%	14,358,852

	Total Net Assets	100.0%	$3,179,028,989

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$279,756,833	$279,756,833	$—	$—
Capital Goods	268,218,937	268,218,937	—	—
Consumer Services	66,232,419	66,232,419	—	—
Diversified Financials	143,103,642	143,103,642	—	—
Energy	129,766,545	129,766,545	—	—
Food & Staples Retailing	86,287,996	86,287,996	—	—
Food, Beverage & Tobacco	108,711,330	108,711,330	—	—
Health Care Equipment & Services	235,165,823	235,165,823	—	—
Insurance	119,435,392	119,435,392	—	—
Materials	123,374,047	123,374,047	—	—
Media & Entertainment	178,288,196	178,288,196	—	—
Pharmaceuticals, Biotechnology & Life Sciences	263,924,477	263,924,477	—	—
Real Estate	77,891,232	77,891,232	—	—
Retailing	152,476,255	152,476,255	—	—
Semiconductors & Semiconductor Equipment	161,866,816	161,866,816	—	—
Software & Services	210,564,575	210,564,575	—	—
Technology Hardware & Equipment	240,160,152	240,160,152	—	—
Telecommunication Services	110,268,641	110,268,641	—	—
Transportation	37,390,535	37,390,535	—	—
Utilities	120,652,936	120,652,936	—	—
Short-Term Investments	51,133,358	—	51,133,358	—

Total	$3,164,670,137	$3,113,536,779	$51,133,358	$—

(1) For the period ended September 30, 2020, there were no transfers in and out of Level 3.

Hartford Healthcare HLS Fund
Schedule of Investments September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.2%
	Biotechnology - 20.8%
30,914	89bio, Inc.*	$793,252
22,515	Akero Therapeutics, Inc.*	693,237
4,500	Akouos, Inc.*(1)	102,915
104,335	Alkermes plc*	1,728,831
15,469	Alnylam Pharmaceuticals, Inc.*	2,252,286
3,800	ALX Oncology Holdings, Inc.*(1)	143,412
41,937	Apellis Pharmaceuticals, Inc.*	1,265,239
26,414	Arena Pharmaceuticals, Inc.*	1,975,503
2,596	Argenx SE ADR*	681,502
4,264	Ascendis Pharma A/S ADR*	658,021
23,860	Assembly Biosciences, Inc.*	392,258
11,705	Avidity Biosciences, Inc.*	329,496
19,252	Biohaven Pharmaceutical Holding Co., Ltd.*	1,251,573
6,460	Black Diamond Therapeutics, Inc.*	195,286
38,927	Coherus Biosciences, Inc.*	713,921
25,814	Constellation Pharmaceuticals, Inc.*	522,992
31,142	Cytokinetics, Inc.*	674,224
8,186	Forma Therapeutics Holdings, Inc.*	407,990
32,900	Freeline Therapeutics Holdings plc ADR*	513,569
47,798	G1 Therapeutics, Inc.*	552,067
4,873	Galapagos N.V.*	690,844
7,704	Generation Bio Co.*(1)	238,131
2,877	Genmab A/S*	1,044,079
21,646	Genus plc	1,073,459
27,667	Global Blood Therapeutics, Inc.*	1,525,558
56,862	GlycoMimetics, Inc.*	174,566
143,054	ImmunoGen, Inc.*	514,994
138,222	Ironwood Pharmaceuticals, Inc.*	1,243,307
13,469	Kodiak Sciences, Inc.*	797,500
14,349	Kymera Therapeutics, Inc.*	463,616
4,900	Legend Biotech Corp. ADR*	151,263
12,088	Madrigal Pharmaceuticals, Inc.*	1,435,208
31,293	Myovant Sciences Ltd.*	439,667
72,212	Nurix Therapeutics, Inc.*	2,520,921
25,981	Oyster Point Pharma, Inc.*(1)	548,459
84,154	PhaseBio Pharmaceuticals, Inc.*(1)	295,381
19,104	Radius Health, Inc.*	216,639
2,316	Regeneron Pharmaceuticals, Inc.*	1,296,451
4,100	Relay Therapeutics, Inc.*(1)	174,619
250,108	Rigel Pharmaceuticals, Inc.*	600,259
17,522	Seattle Genetics, Inc.*	3,428,880
113,404	Syndax Pharmaceuticals, Inc.*	1,673,843
13,911	Turning Point Therapeutics, Inc.*	1,215,265
16,050	Twist Bioscience Corp.*	1,219,319
31,378	UroGen Pharma Ltd.*(1)	605,282
9,578	Vertex Pharmaceuticals, Inc.*	2,606,365
29,331	Zai Lab Ltd. ADR*	2,439,459
8,846	Zealand Pharma A/S ADR*(1)	336,148

		44,817,056

	Health Care Equipment - 23.3%
70,411	Abbott Laboratories	7,662,829
43,295	Baxter International, Inc.	3,481,784
23,304	Becton Dickinson and Co.	5,422,375
167,599	Boston Scientific Corp.*	6,403,958
36,312	Danaher Corp.	7,819,063
70,568	Edwards Lifesciences Corp.*	5,632,738
5,000	Everest Medicines Ltd.	35,841
31,906	Hologic, Inc.*	2,120,792
24,100	Integra LifeSciences Holdings Corp.*	1,138,002
5,311	Intuitive Surgical, Inc.*	3,768,367
3,029	Masimo Corp.*	715,026
17,770	NuVasive, Inc.*	863,089

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
105,184	Smith & Nephew plc	$2,060,483
8,535	Teleflex, Inc.	2,905,484

		50,029,831

	Health Care Facilities - 2.8%
36,664	Acadia Healthcare Co., Inc.*	1,080,855
25,247	Encompass Health Corp.	1,640,550
26,345	HCA Healthcare, Inc.	3,284,694

		6,006,099

	Health Care Services - 2.1%
5,623	Amedisys, Inc.*	1,329,446
21,400	Fresenius SE & Co. KGaA	973,150
6,423	LHC Group, Inc.*	1,365,273
56,777	R1 RCM, Inc.*	973,725

		4,641,594

	Health Care Supplies - 1.1%
428,529	ConvaTec Group plc(2)	987,202
5,922	Quidel Corp.*	1,299,168

		2,286,370

	Integrated Telecommunication Services - 0.1%
10,882	Therapeutics Acquisition Corp. Class A*	156,483

	Life Sciences Tools & Services - 11.4%
500	Berkeley Lights, Inc.*(1)	38,180
5,701	Bio-Techne Corp.	1,412,309
11,068	ICON plc*	2,114,984
29,025	NanoString Technologies, Inc.*	1,297,418
85,488	PPD, Inc.*	3,162,201
18,428	PRA Health Sciences, Inc.*	1,869,336
6,136	Repligen Corp.*	905,306
3,970	Tecan Group AG	1,974,341
21,395	Thermo Fisher Scientific, Inc.	9,446,320
84,462	WuXi AppTec Co., Ltd. Class H(1)(2)	1,221,385
40,000	Wuxi Biologics Cayman, Inc.*(2)	980,322

		24,422,102

	Managed Health Care - 11.3%
34,139	Centene Corp.*	1,991,328
8,877	Humana, Inc.	3,674,101
5,789	Molina Healthcare, Inc.*	1,059,619
68,100	Notre Dame Intermedica Participacoes S.A.	788,936
54,167	UnitedHealth Group, Inc.	16,887,646

		24,401,630

	Pharmaceuticals - 25.3%
73,378	Amneal Pharmaceuticals, Inc.*	284,707
34,300	Astellas Pharma, Inc.	511,296
108,058	AstraZeneca plc ADR	5,921,578
133,160	Bristol-Myers Squibb Co.	8,028,216
103,335	Daiichi Sankyo Co., Ltd.	3,172,151
32,109	Eisai Co., Ltd.	2,932,589
34,086	Elanco Animal Health, Inc.*	952,022
51,920	Eli Lilly & Co.	7,685,198
1,733	Harmony Biosciences Holdings, Inc.*(1)	58,749
6,816	Hikma Pharmaceuticals plc	228,454
15,098	Hutchison China MediTech Ltd. ADR*	487,665
17,291	Laboratorios Farmaceuticos Rovi S.A.*	636,567
82,356	Mylan N.V.*	1,221,340
13,944	MyoKardia, Inc.*	1,900,986
12,554	Novartis AG	1,089,992
38,065	Odonate Therapeutics, Inc.*	511,213
39,276	Ono Pharmaceutical Co., Ltd.	1,235,381
345,244	Pfizer, Inc.	12,670,455
37,103	Revance Therapeutics, Inc.*	932,770
20,220	Royalty Pharma plc Class A	850,655
10,319	Takeda Pharmaceutical Co., Ltd.	368,831

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
26,585	Theravance Biopharma, Inc.*		$393,059
33,303	Tricida, Inc.*		301,725
15,464	UCB S.A.		1,756,303
29,321	WaVe Life Sciences Ltd.*		248,936

			54,380,838

	Total Common Stocks (cost $157,047,970)		$211,142,003

Short-Term Investments - 2.3%
	Repurchase Agreements - 1.2%
2,625,477	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2020 at 0.040%, due on 10/01/2020 with a maturity value of $2,625,480; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/2030, with a market value of $2,678,097		2,625,477

	Securities Lending Collateral - 1.1%
2,247,926	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.03%(3)		2,247,926
21,828	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		21,828

			2,269,754

	Total Short-Term Investments (cost $4,895,231)		$4,895,231

	Total Investments (cost $161,943,201)	100.5%	$216,037,234
	Other Assets and Liabilities	(0.5)%	(1,170,360)

	Total Net Assets	100.0%	$214,866,874

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $3,188,909, representing 1.5% of net assets.

(3)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$44,817,056	$42,008,674	$2,808,382	$—
Health Care Equipment	50,029,831	47,969,348	2,060,483	—
Health Care Facilities	6,006,099	6,006,099	—	—
Health Care Services	4,641,594	3,668,444	973,150	—
Health Care Supplies	2,286,370	1,299,168	987,202	—
Integrated Telecommunication Services	156,483	156,483	—	—
Life Sciences Tools & Services	24,422,102	20,246,054	4,176,048	—
Managed Health Care	24,401,630	24,401,630	—	—
Pharmaceuticals	54,380,838	43,085,841	11,294,997	—
Short-Term Investments	4,895,231	2,269,754	2,625,477	—

Total	$216,037,234	$191,111,495	$24,925,739	$—

(1) For the period ended September 30, 2020, there were no transfers in and out of Level 3.

Hartford International Opportunities HLS Fund
Schedule of Investments September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.6%
	Argentina - 0.7%
7,094	MercadoLibre, Inc.*	$7,679,113

	Australia - 2.0%
712,355	Goodman Group REIT	9,223,160
3,082,741	Sydney Airport	13,090,765

		22,313,925

	Belgium - 1.2%
86,939	KBC Group N.V.	4,359,647
74,774	UCB S.A.	8,492,356

		12,852,003

	Brazil - 1.7%
869,112	Localiza Rent a Car S.A.	8,770,202
111,896	StoneCo Ltd. Class A*	5,918,179
92,243	XP, Inc. Class A*	3,845,611

		18,533,992

	Canada - 6.0%
374,688	Alimentation Couche-Tard, Inc. Class B	13,048,164
337,291	Barrick Gold Corp.	9,473,683
468,319	Brookfield Asset Management, Inc. Class A	15,496,328
218,805	Canadian National Railway Co.	23,302,720
4,559	Shopify, Inc. Class A*	4,663,720

		65,984,615

	China - 15.2%
85,400	Alibaba Group Holding Ltd.*	3,135,128
151,542	Alibaba Group Holding Ltd. ADR*	44,550,317
115,900	China International Travel Service Corp. Ltd. Class A	3,807,469
1,037,526	ENN Energy Holdings Ltd.	11,385,029
1,065,200	Han’s Laser Technology Industry Group Co., Ltd. Class A	5,175,779
96,300	Hangzhou Tigermed Consulting Co., Ltd. Class H*(1)	1,371,800
277,520	Hangzhou Tigermed Consulting Co., Ltd. Class A	4,212,181
376,800	Hualan Biological Engineering, Inc. Class A	3,162,451
858,334	Kingdee International Software Group Co., Ltd.*(2)	2,238,795
298,177	Meituan Dianping Class B*	9,392,958
70,698	New Oriental Education & Technology Group, Inc. ADR*	10,569,351
365,300	Shanghai International Airport Co., Ltd. Class A	3,709,014
118,500	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	6,070,032
67,314	TAL Education Group ADR*	5,118,557
623,065	Tencent Holdings Ltd.	42,083,910
290,125	WuXi AppTec Co., Ltd. Class H(1)	4,195,429
225,796	Wuxi Biologics Cayman, Inc.*(1)	5,533,822

		165,712,022

	Denmark - 3.0%
38,443	Ascendis Pharma A/S ADR*	5,932,524
82,137	DSV Panalpina A/S	13,322,882
21,030	Genmab A/S*	7,631,903
16,489	Orsted A/S(1)	2,273,181
25,715	Vestas Wind Systems A/S	4,155,710

		33,316,200

	France - 9.1%
229,047	Airbus SE*	16,611,766
400,806	AXA S.A.	7,418,102
172,871	BNP Paribas S.A.*	6,253,526
226,464	Edenred	10,167,371
54,589	L’Oreal S.A.	17,764,831
80,970	Safran S.A.*	7,966,400
136,150	Schneider Electric SE	16,923,293
3	Total S.A.	103
196,250	Worldline S.A.*(1)(2)	16,069,571

		99,174,963

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Germany - 6.9%
61,816	adidas AG*	$19,962,981
79,962	Allianz SE	15,347,079
766,077	Infineon Technologies AG	21,592,478
195,570	Zalando SE*(1)	18,272,072

		75,174,610

	Hong Kong - 2.6%
938,577	AIA Group Ltd.	9,329,543
1,392,000	Alibaba Health Information Technology Ltd.*	3,423,021
1,171,096	Techtronic Industries Co., Ltd.	15,570,537

		28,323,101

	Ireland - 2.1%
303,933	CRH plc	10,961,167
305,651	Experian plc	11,484,639

		22,445,806

	Italy - 1.7%
100,205	Ferrari N.V.	18,389,501

	Japan - 13.1%
256,800	Daiichi Sankyo Co., Ltd.	7,883,180
57,825	Daikin Industries Ltd.	10,684,568
75,700	Eisai Co., Ltd.	6,913,855
73,600	Hoya Corp.	8,310,642
260,600	KDDI Corp.	6,554,494
40,502	Keyence Corp.	18,933,837
1,904	LaSalle Logiport REIT	3,188,326
330,640	Nexon Co., Ltd.	8,247,408
42,700	Oriental Land Co., Ltd.	5,988,468
368,115	Recruit Holdings Co., Ltd.	14,619,815
109,300	SoftBank Group Corp.	6,762,886
101,287	Sysmex Corp.	9,691,334
114,450	Terumo Corp.	4,556,792
385,846	Tokio Marine Holdings, Inc.	16,882,515
41,400	Tokyo Electron Ltd.	10,815,936
55,400	Unicharm Corp.	2,477,669

		142,511,725

	Netherlands - 2.5%
119,313	AerCap Holdings N.V.*	3,005,495
26,809	Argenx SE ADR*	7,037,899
48,317	ASML Holding N.V.	17,846,988

		27,890,382

	Russia - 0.4%
66,986	Yandex N.V. Class A*	4,370,836

	South Korea - 2.2%
3,549	Big Hit Entertainment Co., Ltd.*	413,772
468,927	Samsung Electronics Co., Ltd.	23,279,471

		23,693,243

	Spain - 4.5%
2,142,821	CaixaBank S.A.	4,548,964
350,232	Cellnex Telecom S.A.(1)	21,259,995
1,872,759	Iberdrola S.A.	23,051,012

		48,859,971

	Sweden - 2.8%
387,044	EQT AB	7,510,420
735,919	Sandvik AB*	14,391,129
33,703	Spotify Technology S.A.*	8,175,337

		30,076,886

	Switzerland - 8.0%
23,848	Lonza Group AG	14,717,440
245,369	Nestle S.A.	29,201,848
162,438	Novartis AG	14,103,567

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
9,095	Partners Group Holding AG		$8,365,618
59,797	Roche Holding AG		20,482,898

			86,871,371

	Taiwan - 2.9%
480,585	MediaTek, Inc.		10,183,095
1,460,144	Taiwan Semiconductor Manufacturing Co., Ltd.		21,966,503

			32,149,598

	United Arab Emirates - 0.1%
208,167	Network International Holdings plc*(1)		732,147

	United Kingdom - 9.7%
880,833	Anglo American plc		21,310,499
151,532	AstraZeneca plc		16,557,054
119,617	Berkeley Group Holdings plc		6,520,646
72,837	Diageo plc		2,501,854
515,335	Intermediate Capital Group plc		7,925,778
105,487	London Stock Exchange Group plc		12,101,133
379,304	Rio Tinto plc		22,823,635
1,296,694	Segro plc REIT		15,583,067

			105,323,666

	United States - 0.2%
65,822	Royalty Pharma plc Class A		2,769,132

	Total Common Stocks (cost $833,657,481)		$1,075,148,808

Short-Term Investments - 0.9%
	Repurchase Agreements - 0.8%
9,077,248	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2020 at 0.040%, due on 10/01/2020 with a maturity value of $9,077,258; collateralized by U.S. Treasury Note at 2.875%, maturing 08/15/2028, with a market value of $9,258,877		9,077,248

	Securities Lending Collateral - 0.1%
870,696	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.03%(3)		870,696
8,455	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		8,455

			879,151

	Total Short-Term Investments (cost $9,956,399)		$9,956,399

	Total Investments (cost $843,613,880)	99.5%	$1,085,105,207
	Other Assets and Liabilities	0.5%	5,043,907

	Total Net Assets	100.0%	$1,090,149,114

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $69,708,017, representing 6.4% of net assets.

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Argentina	$7,679,113	$7,679,113	$—	$—
Australia	22,313,925	—	22,313,925	—
Belgium	12,852,003	—	12,852,003	—
Brazil	18,533,992	18,533,992	—	—
Canada	65,984,615	65,984,615	—	—
China	165,712,022	61,610,025	104,101,997	—
Denmark	33,316,200	8,205,705	25,110,495	—
France	99,174,963	—	99,174,963	—
Germany	75,174,610	—	75,174,610	—
Hong Kong	28,323,101	—	28,323,101	—
Ireland	22,445,806	—	22,445,806	—
Italy	18,389,501	—	18,389,501	—
Japan	142,511,725	—	142,511,725	—
Netherlands	27,890,382	10,043,394	17,846,988	—
Russia	4,370,836	4,370,836	—	—
South Korea	23,693,243	—	23,693,243	—
Spain	48,859,971	—	48,859,971	—
Sweden	30,076,886	8,175,337	21,901,549	—
Switzerland	86,871,371	—	86,871,371	—
Taiwan	32,149,598	—	32,149,598	—
United Arab Emirates	732,147	—	732,147	—
United Kingdom	105,323,666	—	105,323,666	—
United States	2,769,132	2,769,132	—	—
Short-Term Investments	9,956,399	879,151	9,077,248	—

Total	$1,085,105,207	$188,251,300	$896,853,907	$—

(1) For the period ended September 30, 2020, there were no transfers in and out of Level 3.

Hartford MidCap HLS Fund
Schedule of Investments September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.7%
	Banks - 4.3%
214,042	Cullen/Frost Bankers, Inc.(1)	$13,687,986
33,853	First Citizens BancShares, Inc. Class A	10,791,660
220,297	First Republic Bank	24,025,591
158,844	M&T Bank Corp.	14,627,944
301,987	Prosperity Bancshares, Inc.	15,651,986
200,968	South State Corp.	9,676,609

		88,461,776

	Capital Goods - 10.4%
179,023	Axon Enterprise, Inc.*	16,237,386
378,572	Fastenal Co.	17,069,811
174,555	Graco, Inc.	10,708,949
128,935	HEICO Corp. Class A	11,431,377
205,824	IDEX Corp.	37,544,356
1,259,711	Ingersoll Rand, Inc.*	44,845,712
126,433	Lennox International, Inc.	34,466,900
239,867	Lincoln Electric Holdings, Inc.	22,077,359
85,317	Watsco, Inc.	19,869,476

		214,251,326

	Commercial & Professional Services - 4.3%
1,103,826	GFL Environmental, Inc.(1)	23,467,341
410,750	Healthcare Services Group, Inc.	8,843,447
606,200	IAA, Inc.*	31,564,834
1,793,550	KAR Auction Services, Inc.	25,827,120

		89,702,742

	Consumer Durables & Apparel - 5.9%
234,674	Carter’s, Inc.	20,318,075
9,421	NVR, Inc.*	38,467,074
506,763	PVH Corp.	30,223,345
848,822	Under Armour, Inc. Class C*	8,352,408
557,415	YETI Holdings, Inc.*	25,262,048

		122,622,950

	Consumer Services - 1.8%
326,178	Choice Hotels International, Inc.	28,038,261
163,248	Hyatt Hotels Corp. Class A	8,712,546

		36,750,807

	Diversified Financials - 1.4%
61,600	Credit Acceptance Corp.*(1)	20,860,224
136,034	Hamilton Lane, Inc. Class A	8,786,436

		29,646,660

	Energy - 0.5%
539,627	Cabot Oil & Gas Corp.	9,367,925

	Food & Staples Retailing - 1.1%
677,108	Performance Food Group Co.*	23,441,479

	Food, Beverage & Tobacco - 1.2%
367,396	Lamb Weston Holdings, Inc.	24,347,333

	Health Care Equipment & Services - 11.0%
113,776	Amedisys, Inc.*	26,900,060
517,736	Encompass Health Corp.	33,642,485
400,842	Hill-Rom Holdings, Inc.	33,474,315
509,281	Integra LifeSciences Holdings Corp.*	24,048,249
133,439	LHC Group, Inc.*	28,363,794
39,591	Masimo Corp.*	9,345,852
118,319	Molina Healthcare, Inc.*	21,657,110
423,240	NuVasive, Inc.*	20,556,767
90,810	Tandem Diabetes Care, Inc.*	10,306,935
58,070	Teleflex, Inc.	19,768,189

		228,063,756

Hartford MidCap HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Insurance - 4.2%
20,378	Alleghany Corp.	$10,605,730
51,888	Erie Indemnity Co. Class A	10,911,009
345,764	Fidelity National Financial, Inc.	10,825,871
29,356	Markel Corp.*	28,583,937
16,257	White Mountains Insurance Group Ltd.	12,664,203
203,228	WR Berkley Corp.	12,427,392

		86,018,142

	Materials - 2.9%
246,818	Ball Corp.	20,515,512
1,268,752	Element Solutions, Inc.*	13,334,583
103,494	Packaging Corp. of America	11,286,021
409,061	Silgan Holdings, Inc.	15,041,173

		60,177,289

	Media & Entertainment - 4.6%
15,359	Cable One, Inc.	28,958,319
581,356	Cargurus, Inc.*	12,574,730
163,010	Roku, Inc.*	30,776,288
2,575,188	Zynga, Inc. Class A*	23,485,715

		95,795,052

	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
383,847	Apellis Pharmaceuticals, Inc.*	11,580,664
37,273	Bio-Techne Corp.	9,233,640
419,941	ChemoCentryx, Inc.*	23,012,767
88,384	Ionis Pharmaceuticals, Inc.*	4,193,821
10,509	Mettler-Toledo International, Inc.*	10,149,067
262,874	PRA Health Sciences, Inc.*	26,665,938
574,450	PTC Therapeutics, Inc.*	26,855,537
209,492	Reata Pharmaceuticals, Inc. Class A*	20,408,711
54,244	Repligen Corp.*	8,003,160
7,600	Sage Therapeutics, Inc.*	464,512

		140,567,817

	Real Estate - 4.5%
388,151	Douglas Emmett, Inc. REIT	9,742,590
443,835	Equity Commonwealth REIT	11,819,326
79,963	Life Storage, Inc. REIT	8,417,705
54,649	PS Business Parks, Inc. REIT	6,688,491
457,775	Redfin Corp.*	22,856,706
334,931	Rexford Industrial Realty, Inc. REIT	15,326,442
640,013	STORE Capital Corp. REIT	17,555,557

		92,406,817

	Retailing - 2.7%
209,337	CarMax, Inc.*	19,240,164
300,388	Etsy, Inc.*	36,536,192

		55,776,356

	Semiconductors & Semiconductor Equipment - 5.5%
437,107	First Solar, Inc.*	28,936,483
300,669	MKS Instruments, Inc.	32,842,075
104,583	Monolithic Power Systems, Inc.	29,242,453
242,337	Silicon Laboratories, Inc.*	23,712,675

		114,733,686

	Software & Services - 11.6%
150,343	Aspen Technology, Inc.*	19,031,920
191,605	Black Knight, Inc.*	16,679,215
292,135	Blackbaud, Inc.	16,309,897
21,529	Fair Isaac Corp.*	9,158,006
1,233,775	Genpact Ltd.	48,055,536
227,311	Guidewire Software, Inc.*	23,701,718
243,097	Q2 Holdings, Inc.*	22,185,032
216,259	Science Applications International Corp.	16,959,031
1,332,768	Teradata Corp.*	30,253,834

Hartford MidCap HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
276,042	WEX, Inc.*		$38,361,557

			240,695,746

	Technology Hardware & Equipment - 10.8%
199,815	CDW Corp.		23,883,887
242,036	Coherent, Inc.*		26,849,053
2,511,767	CommScope Holding Co., Inc.*		22,605,903
240,184	F5 Networks, Inc.*		29,487,390
2,330,935	Flex Ltd.*		25,966,616
1,003,804	II-VI, Inc.*		40,714,290
447,291	Lumentum Holdings, Inc.*		33,604,973
594,609	National Instruments Corp.		21,227,541

			224,339,653

	Transportation - 1.8%
52,410	AMERCO		18,656,912
475,887	Knight-Swift Transportation Holdings, Inc.		19,368,601

			38,025,513

	Utilities - 2.4%
234,775	Black Hills Corp.		12,558,115
293,064	NiSource, Inc.		6,447,408
946,818	UGI Corp.		31,226,058

			50,231,581

	Total Common Stocks (cost $1,757,468,085)		$2,065,424,406

Short-Term Investments - 1.5%
	Repurchase Agreements - 0.2%
4,636,284	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2020 at 0.040%, due on 10/01/2020 with a maturity value of $4,636,289; collateralized by U.S. Treasury Note at 2.375%, maturing 05/15/2029, with a market value of $4,729,051		4,636,284

	Securities Lending Collateral - 1.3%
26,239,688	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.03%(2)		26,239,688
254,796	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)		254,796

			26,494,484

	Total Short-Term Investments (cost $31,130,768)		$31,130,768

	Total Investments (cost $1,788,598,853)	101.2%	$2,096,555,174
	Other Assets and Liabilities	(1.2)%	(25,284,365)

	Total Net Assets	100.0%	$2,071,270,809

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

Hartford MidCap HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford MidCap HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$88,461,776	$88,461,776	$—	$—
Capital Goods	214,251,326	214,251,326	—	—
Commercial & Professional Services	89,702,742	89,702,742	—	—
Consumer Durables & Apparel	122,622,950	122,622,950	—	—
Consumer Services	36,750,807	36,750,807	—	—
Diversified Financials	29,646,660	29,646,660	—	—
Energy	9,367,925	9,367,925	—	—
Food & Staples Retailing	23,441,479	23,441,479	—	—
Food, Beverage & Tobacco	24,347,333	24,347,333	—	—
Health Care Equipment & Services	228,063,756	228,063,756	—	—
Insurance	86,018,142	86,018,142	—	—
Materials	60,177,289	60,177,289	—	—
Media & Entertainment	95,795,052	95,795,052	—	—
Pharmaceuticals, Biotechnology & Life Sciences	140,567,817	140,567,817	—	—
Real Estate	92,406,817	92,406,817	—	—
Retailing	55,776,356	55,776,356	—	—
Semiconductors & Semiconductor Equipment	114,733,686	114,733,686	—	—
Software & Services	240,695,746	240,695,746	—	—
Technology Hardware & Equipment	224,339,653	224,339,653	—	—
Transportation	38,025,513	38,025,513	—	—
Utilities	50,231,581	50,231,581	—	—
Short-Term Investments	31,130,768	26,494,484	4,636,284	—

Total	$2,096,555,174	$2,091,918,890	$4,636,284	$—

(1) For the period ended September 30, 2020, there were no transfers in and out of Level 3.

Hartford Small Company HLS Fund
Schedule of Investments September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.5%
	Automobiles & Components - 2.1%
61,356	Fox Factory Holding Corp.*	$4,560,592
58,939	Thor Industries, Inc.	5,614,529

		10,175,121

	Banks - 1.8%
384,060	Sterling Bancorp	4,040,311
140,676	Western Alliance Bancorp	4,448,175

		8,488,486

	Capital Goods - 13.3%
127,141	Advanced Drainage Systems, Inc.	7,938,684
90,218	Argan, Inc.	3,781,036
33,868	Axon Enterprise, Inc.*	3,071,828
127,737	BMC Stock Holdings, Inc.*	5,470,976
47,800	Chart Industries, Inc.*	3,358,906
131,131	Comfort Systems USA, Inc.	6,754,558
64,534	Curtiss-Wright Corp.	6,018,441
121,062	ITT, Inc.	7,148,711
156,000	Kennametal, Inc.	4,514,640
65,297	Kornit Digital Ltd.*	4,235,816
250,566	Rexnord Corp.	7,476,889
74,452	Rush Enterprises, Inc. Class A	3,762,804

		63,533,289

	Commercial & Professional Services - 2.6%
67,163	Tetra Tech, Inc.	6,414,066
105,352	TriNet Group, Inc.*	6,249,481

		12,663,547

	Consumer Durables & Apparel - 8.5%
90,002	BRP, Inc.	4,755,091
27,210	Cavco Industries, Inc.*	4,906,235
84,070	Century Communities, Inc.*	3,558,683
39,419	iRobot Corp.*(1)	2,991,902
47,895	Polaris, Inc.	4,518,414
212,575	Skyline Champion Corp.*	5,690,633
133,532	Steven Madden Ltd.	2,603,874
252,771	Wolverine World Wide, Inc.	6,531,603
113,819	YETI Holdings, Inc.*	5,158,277

		40,714,712

	Consumer Services - 7.1%
117,593	Chegg, Inc.*	8,400,844
283,197	DraftKings, Inc.*(2)(3)	16,572,689
84,312	Penn National Gaming, Inc.*	6,129,482
43,407	Planet Fitness, Inc. Class A*	2,674,739

		33,777,754

	Diversified Financials - 2.9%
89,917	Ares Management Corp. Class A	3,634,445
28,910	Hamilton Lane, Inc. Class A	1,867,297
104,173	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	4,403,393
97,240	PRA Group, Inc.*	3,884,738

		13,789,873

	Food, Beverage & Tobacco - 0.7%
3,871	Boston Beer Co., Inc. Class A*	3,419,487

	Health Care Equipment & Services - 8.8%
67,734	1Life Healthcare, Inc.*	1,920,936
84,620	Globus Medical, Inc. Class A*	4,190,382
130,852	Health Catalyst, Inc.*	4,789,183
40,191	Hill-Rom Holdings, Inc.	3,356,351
35,261	Insulet Corp.*	8,342,400
29,492	LHC Group, Inc.*	6,268,820
25,325	Novocure Ltd.*	2,818,926

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
33,173	Omnicell, Inc.*	$2,476,696
70,038	Tandem Diabetes Care, Inc.*	7,949,313

		42,113,007

	Insurance - 0.9%
92,547	James River Group Holdings Ltd.	4,121,118

	Materials - 0.7%
68,923	Ingevity Corp.*	3,407,553

	Media & Entertainment - 0.7%
50,351	Cardlytics, Inc.*	3,553,270

	Pharmaceuticals, Biotechnology & Life Sciences - 16.8%
26,847	Acceleron Pharma, Inc.*	3,021,093
37,137	Allakos, Inc.*	3,024,809
115,200	ALX Oncology Holdings, Inc.*	4,347,648
293,053	Amicus Therapeutics, Inc.*	4,137,908
58,857	Apellis Pharmaceuticals, Inc.*	1,775,716
36,932	Arena Pharmaceuticals, Inc.*	2,762,144
25,274	Ascendis Pharma A/S ADR*	3,900,284
33,561	Blueprint Medicines Corp.*	3,111,105
47,299	ChemoCentryx, Inc.*	2,591,985
82,122	Constellation Pharmaceuticals, Inc.*	1,663,792
99,000	Freeline Therapeutics Holdings plc ADR*(1)	1,545,390
50,414	Global Blood Therapeutics, Inc.*	2,779,828
188,122	Heron Therapeutics, Inc.*	2,787,968
458,162	ImmunoGen, Inc.*	1,649,383
82,266	Iovance Biotherapeutics, Inc.*	2,708,197
65,636	Kodiak Sciences, Inc.*	3,886,307
105,488	Mersana Therapeutics, Inc.*	1,964,187
26,469	Mirati Therapeutics, Inc.*	4,395,177
46,990	MyoKardia, Inc.*	6,406,147
69,855	NanoString Technologies, Inc.*	3,122,518
70,406	PTC Therapeutics, Inc.*	3,291,480
46,694	RAPT Therapeutics, Inc.*	1,503,547
13,572	Reata Pharmaceuticals, Inc. Class A*	1,322,184
123,569	Revance Therapeutics, Inc.*	3,106,525
39,580	Turning Point Therapeutics, Inc.*	3,457,709
101,774	UroGen Pharma Ltd.*(1)	1,963,220
109,333	Y-mAbs Therapeutics, Inc.*	4,197,294

		80,423,545

	Real Estate - 1.6%
202,011	Essential Properties Realty Trust, Inc. REIT	3,700,842
74,850	Redfin Corp.*	3,737,260

		7,438,102

	Retailing - 5.6%
5,016,400	Allstar Co.*(2)(3)(4)	4,615,088
63,444	Five Below, Inc.*	8,057,388
86,984	Floor & Decor Holdings, Inc. Class A*	6,506,403
67,660	Ollie’s Bargain Outlet Holdings, Inc.*	5,910,101
43,094	Tory Burch LLC*(2)(3)(4)	1,492,346

		26,581,326

	Semiconductors & Semiconductor Equipment - 4.9%
43,800	ACM Research, Inc. Class A*	3,026,580
49,855	Entegris, Inc.	3,706,221
78,669	First Solar, Inc.*	5,207,888
41,540	MKS Instruments, Inc.	4,537,414
374,257	Tower Semiconductor Ltd.*	6,818,962

		23,297,065

	Software & Services - 13.3%
92,403	2U, Inc.*	3,128,766
122,606	Digital Turbine, Inc.*	4,014,121
54,873	Endava plc ADR*	3,465,230
37,645	Five9, Inc.*	4,881,804
17,957	HubSpot, Inc.*	5,247,574

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
56,269	j2 Global, Inc.*	$3,894,940
104,605	LiveRamp Holdings, Inc.*	5,415,401
55,057	Manhattan Associates, Inc.*	5,257,393
79,279	Mimecast Ltd.*	3,719,771
126,201	PagerDuty, Inc.*	3,421,309
27,463	Paylocity Holding Corp.*	4,433,077
113,896	Perficient, Inc.*	4,867,915
51,183	Q2 Holdings, Inc.*	4,670,960
117,950	Rapid7, Inc.*	7,223,258

		63,641,519

	Technology Hardware & Equipment - 2.6%
110,507	II-VI, Inc.*	4,482,164
39,322	Lumentum Holdings, Inc.*	2,954,262
47,693	Novanta, Inc.*	5,023,980

		12,460,406

	Telecommunication Services - 1.5%
40,809	Bandwidth, Inc. Class A*	7,124,027

	Transportation - 1.1%
42,600	Saia, Inc.*	5,373,564

	Total Common Stocks (cost $358,118,287)	$466,096,771

Exchange-Traded Funds - 0.1%
	Other Investment Pools & Funds - 0.1%
2,800	iShares Russell 2000 Growth ETF(1)	620,256

	Total Exchange-Traded Funds (cost $582,596)	$620,256

Convertible Preferred Stocks - 1.4%
	Retailing - 0.6%
74,004	Honest Co., Inc. Series E*(2)(3)(4)	3,051,925

	Software & Services - 0.8%
410,300	MarkLogic Corp. Series F*(2)(3)(4)	3,573,713

	Total Convertible Preferred Stocks (cost $8,151,359)	$6,625,638

Escrows - 0.0%(5)
	Software & Services - 0.0%
157,023	Veracode, Inc.*(2)(3)(4)	85,421

	Total Escrows (cost $—)	$85,421

	Total Long-Term Investments (cost $366,852,242)	$473,428,086

Short-Term Investments - 0.8%
	Repurchase Agreements - 0.3%
1,569,924	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2020 at 0.040%, due on 10/01/2020 with a maturity value of $1,569,926; collateralized by U.S. Treasury Note at 2.375%, maturing 05/15/2029, with a market value of $1,601,344	1,569,924

	Securities Lending Collateral - 0.5%
2,277,312	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.03%(6)	2,277,312
22,114	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(6)	22,114

		2,299,426

	Total Short-Term Investments (cost $3,869,350)	$3,869,350

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

		Market Value†
Total Investments (cost $370,721,592)	99.8%	$477,297,436
Other Assets and Liabilities	0.2%	819,913

Total Net Assets	100.0%	$478,117,349

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2020, the aggregate fair value of these securities was $29,391,182, which represented 6.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $29,391,182 or 6.1% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	5,016,400	$2,182,229	$4,615,088
07/2015	DraftKings, Inc.	283,197	2,981,515	16,572,689
08/2015	Honest Co., Inc. Series E Convertible Preferred	74,004	3,386,053	3,051,925
04/2015	MarkLogic Corp. Series F Convertible Preferred	410,300	4,765,306	3,573,713
11/2013	Tory Burch LLC	43,094	3,377,559	1,492,346
04/2017	Veracode, Inc.	157,023	—	85,421

			$16,692,662	$29,391,182

(4)	Investment valued using significant unobservable inputs.
(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(6)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$10,175,121	$10,175,121	$—	$—
Banks	8,488,486	8,488,486	—	—
Capital Goods	63,533,289	63,533,289	—	—
Commercial & Professional Services	12,663,547	12,663,547	—	—
Consumer Durables & Apparel	40,714,712	40,714,712	—	—
Consumer Services	33,777,754	17,205,065	16,572,689	—
Diversified Financials	13,789,873	13,789,873	—	—
Food, Beverage & Tobacco	3,419,487	3,419,487	—	—
Health Care Equipment & Services	42,113,007	42,113,007	—	—
Insurance	4,121,118	4,121,118	—	—
Materials	3,407,553	3,407,553	—	—
Media & Entertainment	3,553,270	3,553,270	—	—
Pharmaceuticals, Biotechnology & Life Sciences	80,423,545	80,423,545	—	—
Real Estate	7,438,102	7,438,102	—	—
Retailing	26,581,326	20,473,892	—	6,107,434
Semiconductors & Semiconductor Equipment	23,297,065	23,297,065	—	—
Software & Services	63,641,519	63,641,519	—	—
Technology Hardware & Equipment	12,460,406	12,460,406	—	—
Telecommunication Services	7,124,027	7,124,027	—	—
Transportation	5,373,564	5,373,564	—	—
Exchange-Traded Funds	620,256	620,256	—	—
Convertible Preferred Stocks	6,625,638	—	—	6,625,638
Escrows	85,421	—	—	85,421
Short-Term Investments	3,869,350	2,299,426	1,569,924	—

Total	$ 477,297,436	$ 446,336,330	$ 18,142,613	$ 12,818,493

(1) For the period ended September 30, 2020, there were no transfers in and out of Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended September 30, 2020:

	Common Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	$7,916,558	$6,811,247	$85,420	$14,813,225

Purchases	—	—	—	—

Sales	(3,430,143)	—	—	(3,430,143)

Accrued discounts/(premiums)	—	—	—	—

Total realized gain/(loss)	—	—	—	—

Net change in unrealized appreciation/depreciation	1,621,019	(185,609)	1	1,435,411

Transfers into Level 3	—	—	—	—

Transfers out of Level 3	—	—	—	—

Ending balance	$6,107,434	$6,625,638	$85,421	$12,818,493

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at September 30, 2020 was $1,118,463.

Hartford Stock HLS Fund
Schedule of Investments September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.2%
	Banks - 1.6%
210,133	PNC Financial Services Group, Inc.	$23,095,718

	Capital Goods - 11.9%
132,977	Deere & Co.	29,471,692
202,199	General Dynamics Corp.	27,990,408
209,732	Honeywell International, Inc.	34,523,984
73,936	Lockheed Martin Corp.	28,338,190
118,740	Northrop Grumman Corp.	37,461,283
189,580	Raytheon Technologies Corp.	10,908,433

		168,693,990

	Consumer Durables & Apparel - 3.6%
409,404	NIKE, Inc. Class B	51,396,578

	Consumer Services - 4.1%
267,265	McDonald’s Corp.	58,661,995

	Diversified Financials - 3.1%
433,820	American Express Co.	43,490,455

	Food & Staples Retailing - 1.5%
58,902	Costco Wholesale Corp.	20,910,210

	Food, Beverage & Tobacco - 8.1%
983,450	Coca-Cola Co.	48,552,926
919,777	Diageo plc	31,593,122
250,153	PepsiCo., Inc.	34,671,206

		114,817,254

	Health Care Equipment & Services - 10.7%
298,935	Baxter International, Inc.	24,040,353
153,447	Danaher Corp.	33,041,743
407,171	Medtronic plc	42,313,210
171,068	UnitedHealth Group, Inc.	53,333,870

		152,729,176

	Household & Personal Products - 6.4%
553,023	Colgate-Palmolive Co.	42,665,725
344,570	Procter & Gamble Co.	47,891,784

		90,557,509

	Insurance - 4.7%
249,595	Chubb Ltd.	28,982,972
323,943	Marsh & McLennan Cos., Inc.	37,156,262

		66,139,234

	Materials - 5.2%
173,160	Ecolab, Inc.	34,604,294
162,237	Linde plc	38,633,497

		73,237,791

	Media & Entertainment - 1.4%
441,807	Comcast Corp. Class A	20,437,992

	Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
91,850	Amgen, Inc.	23,344,596
348,172	Johnson & Johnson	51,835,847
452,685	Merck & Co., Inc.	37,550,221

		112,730,664

	Real Estate - 3.6%
95,596	American Tower Corp. REIT	23,108,421
124,114	Public Storage REIT	27,642,670

		50,751,091

	Retailing - 5.7%
9,440,100	Allstar Co.*(1)(2)(3)	8,684,892
118,688	Home Depot, Inc.	32,960,844
712,827	TJX Cos., Inc.	39,668,823

		81,314,559

Hartford Stock HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
	Software & Services - 9.1%
140,396	Accenture plc Class A		$31,728,092
152,332	Automatic Data Processing, Inc.		21,248,791
206,765	Microsoft Corp.		43,488,883
164,220	Visa, Inc. Class A		32,839,073

			129,304,839

	Transportation - 8.6%
354,201	Canadian National Railway Co.		37,722,387
227,473	Union Pacific Corp.		44,782,609
239,735	United Parcel Service, Inc. Class B		39,947,043

			122,452,039

	Total Common Stocks (cost $896,090,255)		$1,380,721,094

Short-Term Investments - 2.2%
	Repurchase Agreements - 2.2%
$ 32,033,524	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2020 at 0.040%, due on 10/01/2020 with a maturity value of $32,033,560; collateralized by U.S. Treasury Note at 3.125%, maturing 11/15/2028, with a market value of $32,674,261		32,033,524

	Total Short-Term Investments (cost $32,033,524)		$32,033,524

	Total Investments (cost $928,123,779)	99.4%	$1,412,754,618
	Other Assets and Liabilities	0.6%	8,367,176

	Total Net Assets	100.0%	$1,421,121,794

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2020, the aggregate fair value of this security was $8,684,892, which represented 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $8,684,892 or 0.6% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	9,440,100	$4,106,619	$8,684,892

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Stock HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$23,095,718	$23,095,718	$—	$—
Capital Goods	168,693,990	168,693,990	—	—
Consumer Durables & Apparel	51,396,578	51,396,578	—	—
Consumer Services	58,661,995	58,661,995	—	—
Diversified Financials	43,490,455	43,490,455	—	—
Food & Staples Retailing	20,910,210	20,910,210	—	—
Food, Beverage & Tobacco	114,817,254	83,224,132	31,593,122	—
Health Care Equipment & Services	152,729,176	152,729,176	—	—
Household & Personal Products	90,557,509	90,557,509	—	—
Insurance	66,139,234	66,139,234	—	—
Materials	73,237,791	73,237,791	—	—
Media & Entertainment	20,437,992	20,437,992	—	—
Pharmaceuticals, Biotechnology & Life Sciences	112,730,664	112,730,664	—	—
Real Estate	50,751,091	50,751,091	—	—
Retailing	81,314,559	72,629,667	—	8,684,892
Software & Services	129,304,839	129,304,839	—	—
Transportation	122,452,039	122,452,039	—	—
Short-Term Investments	32,033,524	—	32,033,524	—

Total	$ 1,412,754,618	$1,340,443,080	$63,626,646	$8,684,892

(1) For the period ended September 30, 2020, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended September 30, 2020 is not presented.

Hartford Total Return Bond HLS Fund
Schedule of Investments September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 20.4%
	Asset-Backed - Automobile - 0.8%
$ 2,375,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	$2,418,607
43,020	Credit Acceptance Auto Loan Trust 2.65%, 06/15/2026(1)	43,056
2,045,000	Drive Auto Receivables Trust 2.70%, 02/16/2027	2,093,441
	Exeter Automobile Receivables Trust
4,595,000	2.58%, 09/15/2025(1)	4,706,612
1,390,000	2.73%, 12/15/2025(1)	1,426,321
	Westlake Automobile Receivables Trust
3,365,000	2.72%, 11/15/2024(1)	3,444,238
4,061,342	3.28%, 12/15/2022(1)	4,087,594

		18,219,869

	Asset-Backed - Finance & Insurance - 3.8%
946,434	AASET Trust 3.35%, 01/16/2040(1)	872,059
1,973,681	Avery Point CLO Ltd. 1.35%, 04/25/2026, 3 mo. USD LIBOR + 1.100%(1)(2)	1,970,225
124,940	Babson CLO Ltd. 1.42%, 07/20/2025, 3 mo. USD LIBOR + 1.150%(1)(2)	124,771
	Bayview Koitere Fund Trust
4,227,589	3.50%, 07/28/2057(1)(3)	4,378,076
1,694,994	4.00%, 11/28/2053(1)(3)	1,764,782
2,863,177	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	2,892,566
	Bayview Opportunity Master Fund Trust
1,857,664	3.50%, 01/28/2055(1)(3)	1,894,305
2,210,976	3.50%, 06/28/2057(1)(3)	2,285,444
3,432,384	4.00%, 10/28/2064(1)(3)	3,568,817
5,910,676	Carlyle Global Market Strategies CLO Ltd. 1.03%, 04/27/2027, 3 mo. USD LIBOR + 0.780%(1)(2)	5,861,860
4,175,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,458,508
2,357,000	Citigroup Commercial Mortgage Trust 4.26%, 11/15/2049(3)	2,248,513
3,209,500	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	3,395,587
1,015,179	Eagle RE Ltd. 1.88%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	1,013,083
1,095,365	Fieldstone Mortgage Investment Trust 0.42%, 05/25/2036, 1 mo. USD LIBOR + 0.270%(2)	876,360
3,267,261	First Franklin Mortgage Loan Trust 0.39%, 04/25/2036, 1 mo. USD LIBOR + 0.240%(2)	2,802,112
3,101,709	GSAMP Trust 0.24%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(2)	2,257,546
1,931,221	Madison Park Funding Ltd. 1.53%, 07/20/2026, 3 mo. USD LIBOR + 1.260%(1)(2)	1,930,848
3,081,474	MFA Trust 3.35%, 11/25/2047(1)(4)	3,090,042
	NRZ Excess Spread-Collateralized Notes
2,769,327	3.19%, 01/25/2023(1)	2,779,011
1,760,730	3.27%, 02/25/2023(1)	1,775,666
2,077,556	OCP CLO Ltd. 1.12%, 04/17/2027, 3 mo. USD LIBOR + 0.850%(1)(2)	2,073,750
2,466,131	OneMain Financial Issuance Trust 2.37%, 09/14/2032(1)	2,470,651
	Pretium Mortgage Credit Partners LLC
2,747,472	3.72%, 01/25/2059(1)(4)	2,742,071
582,971	3.72%, 02/27/2060(1)(4)	583,914
1,084,661	Seasoned Credit Risk Transfer Trust 3.50%, 08/25/2058	1,230,706

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 411,842	Securitized Asset-Backed Receivables LLC Trust 0.24%, 07/25/2036, 1 mo. USD LIBOR + 0.090%(2)	$198,424
	SoFi Consumer Loan Program LLC
274,048	2.50%, 05/26/2026(1)	276,067
117,839	2.77%, 05/25/2026(1)	118,491
51,593	3.28%, 01/26/2026(1)	51,683
6,679,711	Springleaf Funding Trust 2.68%, 07/15/2030(1)	6,688,476
7,086,158	Symphony CLO Ltd. 1.22%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(2)	7,042,876
7,550,000	Voya CLO Ltd. 1.17%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	7,465,938
2,022,800	Wendy’s Funding LLC 3.88%, 03/15/2048(1)	2,129,280
1,791,900	Wingstop Funding LLC 4.97%, 12/05/2048(1)	1,837,020

		87,149,528

	Asset-Backed - Home Equity - 1.0%
2,780,000	CPT Mortgage Trust 2.87%, 11/13/2039(1)	3,028,099
	GSAA Home Equity Trust
5,278,001	0.23%, 02/25/2037, 1 mo. USD LIBOR + 0.080%(2)	2,214,214
2,302,226	0.33%, 11/25/2036, 1 mo. USD LIBOR + 0.180%(2)	875,825
581,518	5.99%, 06/25/2036(3)	237,911
	Legacy Mortgage Asset Trust
3,442,818	3.00%, 06/25/2059(1)(4)	3,454,762
4,297,042	3.25%, 11/25/2059(1)(4)	4,297,072
6,589,998	4.00%, 03/25/2058(1)(4)	6,671,440
78,961	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 0.30%, 06/25/2036, 1 mo. USD LIBOR + 0.150%(2)	68,614
1,351,200	Morgan Stanley Mortgage Loan Trust 0.32%, 11/25/2036, 1 mo. USD LIBOR + 0.170%(2)	535,835
	Soundview Home Loan Trust
2,433,820	0.33%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(2)	2,297,925
435,000	0.40%, 11/25/2036, 1 mo. USD LIBOR + 0.250%(2)	401,583

		24,083,280

	Commercial Mortgage-Backed Securities - 5.1%
	Banc of America Commercial Mortgage Trust
39,633,559	0.87%, 11/15/2050(3)(5)	1,704,762
4,652,223	0.95%, 11/15/2054(3)(5)	212,816
	BBCMS Mortgage Trust
8,553,000	1.00%, 08/15/2036, 1 mo. USD LIBOR + 0.850%(1)(2)	8,303,466
28,445,529	1.66%, 02/15/2050(3)(5)	2,039,795
	Benchmark Mortgage Trust
11,919,593	0.66%, 01/15/2051(3)(5)	357,225
19,859,327	0.69%, 07/15/2051(3)(5)	582,559
8,962,894	1.20%, 08/15/2052(3)(5)	602,696
2,764,744	1.92%, 07/15/2053(3)(5)	337,335
5,036,025	BX Commercial Mortgage Trust 1.07%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	5,034,513
2,920,000	CAMB Commercial Mortgage Trust 2.70%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	2,779,447
3,855,000	CD Commercial Mortgage Trust 2.46%, 08/10/2049	4,066,590
	Citigroup Commercial Mortgage Trust
19,868,954	1.09%, 07/10/2047(3)(5)	615,292
21,672,100	1.18%, 04/10/2048(3)(5)	876,892
	Commercial Mortgage Trust
7,105,769	0.73%, 02/10/2047(3)(5)	120,110
3,911,255	0.82%, 08/10/2046(3)(5)	64,545
4,475,000	1.05%, 10/15/2034, 1 mo. USD LIBOR + 0.900%(1)(2)	4,448,206
948,544	2.82%, 10/15/2045	966,641
1,659,863	2.85%, 10/15/2045	1,709,777
1,145,000	3.10%, 03/10/2046	1,187,498
568,061	3.21%, 03/10/2046	594,224

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 6,780,000	3.42%, 03/10/2031(1)	$7,160,507
1,260,000	3.61%, 06/10/2046(3)	1,341,437
1,032,661	4.02%, 07/10/2045	1,099,407
630,000	4.07%, 02/10/2047(3)	690,059
1,045,000	4.21%, 08/10/2046(3)	1,133,462
535,000	4.24%, 02/10/2047(3)	580,773
615,085	4.36%, 07/10/2045(3)	659,524
720,000	4.75%, 10/15/2045(1)(3)	36,000
1,920,000	4.75%, 10/15/2045(1)(3)	889,786
45,940	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	44,639
	CSAIL Commercial Mortgage Trust
58,820,845	0.89%, 06/15/2057(3)(5)	1,660,460
3,133,196	1.06%, 11/15/2048(3)(5)	103,635
8,659,754	2.06%, 01/15/2049(3)(5)	640,327
4,285,532	DBJPM Mortgage Trust 1.83%, 09/15/2053(3)(5)	486,587
2,197,732	DBUBS Mortgage Trust 0.79%, 11/10/2046(1)(3)(5)	35
4,340,000	GS Mortgage Securities Corp. 2.95%, 11/05/2034(1)	4,325,435
	GS Mortgage Securities Trust
43,898,725	0.10%, 07/10/2046(3)(5)	101,042
6,229,438	1.49%, 08/10/2044(1)(3)(5)	35,157
1,580,166	3.67%, 04/10/2047(1)	354,722
785,121	4.07%, 01/10/2047	850,680
2,215,000	5.13%, 04/10/2047(1)(3)	1,169,015
	JP Morgan Chase Commercial Mortgage Securities Trust
2,185,000	2.73%, 10/15/2045(1)(3)	1,220,060
1,400,000	2.81%, 01/16/2037(1)	1,454,712
608,397	2.84%, 12/15/2047	627,281
1,290,924	4.57%, 12/15/2047(1)(3)	885,154
	JPMBB Commercial Mortgage Securities Trust
20,503,805	0.78%, 09/15/2047(3)(5)	421,185
5,262,757	0.83%, 05/15/2048(3)(5)	135,585
855,054	3.36%, 07/15/2045	896,699
	Morgan Stanley Bank of America Merrill Lynch Trust
10,803,006	1.15%, 12/15/2047(3)(5)	346,136
1,495,131	1.17%, 10/15/2048(3)(5)	57,770
1,530,000	3.13%, 12/15/2048	1,599,316
1,320,000	3.18%, 08/15/2045	1,364,327
795,172	4.26%, 10/15/2046(3)	858,319
	Morgan Stanley Capital Trust
5,572,254	0.64%, 09/15/2047(1)(3)(5)	72
8,096,627	1.58%, 06/15/2050(3)(5)	512,589
4,920,000	3.47%, 08/11/2033(1)	5,001,447
1,460,000	5.42%, 07/15/2049(1)(3)	688,545
82,680	5.78%, 10/12/2052(1)(3)	18,630
2,475,000	MTRO Commercial Mortgage Trust 1.95%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(2)	2,408,780
1,370,000	Natixis Commercial Mortgage Securities Trust 2.91%, 10/15/2036(1)	1,365,327
791,098	Oaktown Re II Ltd. 1.70%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(2)	788,751
790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(3)	831,047
5,410,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,446,349
5,476,979	Stanwich Mortgage Loan Trust 3.48%, 11/16/2024(1)(4)	5,433,891
4,596,304	UBS Commercial Mortgage Trust 1.23%, 08/15/2050(3)(5)	258,594
	UBS-Barclays Commercial Mortgage Trust
790,000	2.85%, 12/10/2045	818,963
2,238,505	3.09%, 08/10/2049	2,318,126
2,065,000	3.19%, 03/10/2046	2,154,667

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 775,000	3.24%, 04/10/2046	$811,678
	Wells Fargo Commercial Mortgage Trust
16,402,979	1.23%, 05/15/2048(3)(5)	642,971
1,036,612	2.92%, 10/15/2045	1,071,884
3,085,000	2.94%, 10/15/2049	3,365,568
430,000	4.29%, 05/15/2048(3)	406,162
	Wells Fargo N.A.
20,114,881	0.72%, 11/15/2062(3)(5)	957,207
9,804,523	0.77%, 11/15/2062(3)(5)	508,362
35,519,081	0.89%, 01/15/2063(3)(5)	2,475,062
19,807,546	0.96%, 09/15/2062(3)(5)	1,220,820
12,800,558	1.05%, 05/15/2062(3)(5)	823,037
	WF-RBS Commercial Mortgage Trust
255,115	2.88%, 12/15/2045	262,474
1,215,000	3.00%, 08/15/2045	1,251,768
1,150,000	3.07%, 03/15/2045	1,195,039
450,000	3.35%, 05/15/2045	470,702
977,717	3.72%, 05/15/2047	1,035,928
230,000	4.05%, 03/15/2047	251,341
1,095,000	4.15%, 08/15/2046(3)	1,185,087
710,000	5.00%, 06/15/2044(1)(3)	405,293
790,000	5.77%, 04/15/2045(1)(3)	790,346

		117,010,129

	Other Asset-Backed Securities - 2.4%
1,591,126	Affirm Asset Securitization Trust 3.46%, 10/15/2024(1)	1,601,596
1,168,051	CF Hippolyta LLC 1.99%, 07/15/2060(1)	1,191,211
1,439,125	Domino’s Pizza Master Issuer LLC 3.67%, 10/25/2049(1)	1,529,689
5,369,396	Galaxy CLO Ltd. 1.07%, 11/15/2026, 3 mo. USD LIBOR + 0.790%(1)(2)	5,329,174
548,662	OnDeck Asset Securitization Trust LLC 2.65%, 11/18/2024(1)	548,667
	Pretium Mortgage Credit Partners LLC
4,105,470	2.86%, 05/27/2059(1)(4)	4,074,241
3,019,546	3.11%, 07/27/2059(1)(4)	3,022,317
540,778	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	487,621
5,329,555	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	6,017,447
	Towd Point Mortgage Trust
3,741,075	0.75%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	3,734,151
1,846,763	2.25%, 04/25/2056(1)(3)	1,868,982
381,809	2.75%, 02/25/2055(1)(3)	387,577
1,767,626	2.75%, 08/25/2055(1)(3)	1,811,909
5,169,249	2.75%, 10/25/2056(1)(3)	5,302,050
1,313,545	2.75%, 04/25/2057(1)(3)	1,350,360
3,894,692	2.75%, 06/25/2057(1)(3)	4,037,839
2,549,740	2.75%, 07/25/2057(1)(3)	2,625,867
183,113	3.00%, 03/25/2054(1)(3)	184,334
1,834,051	Vericrest Opportunity Loan Trust 3.35%, 08/25/2049(1)(4)	1,835,882
3,638,810	VOLT LXXX LLC 3.23%, 10/25/2049(1)(4)	3,640,391
1,465,339	VOLT LXXXIII LLC 3.33%, 11/26/2049(1)(4)	1,468,993
4,502,561	VOLT LXXXIV LLC 3.43%, 12/27/2049(1)(4)	4,504,266

		56,554,564

	Whole Loan Collateral CMO - 7.3%
	Alternative Loan Trust
860,880	0.47%, 11/25/2035, 1 mo. USD LIBOR + 0.320%(2)	740,121
194,491	0.69%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	185,609
813,015	5.75%, 05/25/2036	550,476

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,006,964	Angel Oak Mortgage Trust LLC 3.63%, 03/25/2049(1)(3)	$1,029,472
5,191,875	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(3)	5,341,043
21,200,000	Banc of America Commercial Mortgage Trust 1.79%, 03/15/2063(3)(5)	3,161,870
	Banc of America Funding Trust
1,002,670	0.46%, 05/20/2047, 1 mo. USD LIBOR + 0.300%(2)	951,444
3,228,094	5.77%, 05/25/2037(3)	3,351,458
127,554	5.85%, 01/25/2037(4)	131,177
787,091	BCAP LLC Trust 0.33%, 03/25/2037, 1 mo. USD LIBOR + 0.180%(2)	750,698
214,111	Bear Stearns Adjustable Rate Mortgage Trust 2.41%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	214,904
836,122	Bear Stearns Alt-A Trust 0.65%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	946,388
283,928	Bear Stearns Mortgage Funding Trust 0.33%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(2)	241,453
	Bellemeade Re Ltd.
404,837	1.25%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(2)	404,022
210,576	1.45%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(1)(2)	210,543
1,851,116	1.58%, 10/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	1,847,725
25,951,493	Benchmark Mortgage Trust 1.39%, 03/15/2062(3)(5)	2,099,676
	CHL Mortgage Pass-Through Trust
1,648,079	3.23%, 09/25/2047(3)	1,521,345
416,109	3.28%, 11/20/2035(3)	353,134
3,663,565	CIM Trust 3.00%, 04/25/2057(1)(3)	3,744,794
1,665,627	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(4)	1,684,310
4,485,000	Colombia Cent CLO Ltd. 1.40%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(2)	4,463,140
1,574,993	COLT Mortgage Loan Trust 3.34%, 05/25/2049(1)(3)	1,589,419
	Connecticut Avenue Securities Trust
1,899,740	2.15%, 07/25/2039, 1 mo. USD LIBOR + 2.000%(1)(2)	1,883,042
2,226,045	2.25%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	2,211,598
1,236,337	2.30%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	1,231,433
1,245,448	2.30%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	1,115,220
1,270,849	2.45%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	1,263,686
1,632,713	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	1,523,043
2,077,912	CSMC Trust 3.25%, 04/25/2047(1)(3)	2,157,307
477,144	Deephaven Residential Mortgage Trust 2.45%, 06/25/2047(1)(3)	478,169
	Fannie Mae Connecticut Avenue Securities
1,432,541	3.70%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(2)	1,473,665
2,287,452	4.50%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	2,363,472
891,774	5.05%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	924,664
423,268	5.85%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	438,143
321,592	6.15%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	340,323
24,459	GMACM Mortgage Loan Trust 3.69%, 04/19/2036(3)	21,139
	GSR Mortgage Loan Trust
974,408	0.45%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(2)	277,780
1,434,566	3.78%, 01/25/2036(3)	1,418,960
	HarborView Mortgage Loan Trust
902,549	0.35%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	813,888
3,111,118	0.40%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	2,838,777
905,561	Home Re Ltd. 1.75%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	894,004
1,028,433	IndyMac Index Mortgage Loan Trust 3.29%, 03/25/2036(3)	900,521

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 214,809	JP Morgan Mortgage Trust 3.69%, 04/25/2037(3)	$193,385
2,735,000	LCM XX L.P. 1.31%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(2)	2,708,331
1,006,575	Lehman XS Trust 0.36%, 07/25/2046, 1 mo. USD LIBOR + 0.210%(2)	973,798
	LSTAR Securities Investment Ltd.
1,740,494	1.66%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	1,719,954
4,174,096	1.66%, 05/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	4,147,791
	LSTAR Securities Investment Trust
561,518	1.66%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	556,313
1,865,570	1.86%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(1)(2)	1,850,525
306,247	MASTR Adjustable Rate Mortgages Trust 3.23%, 11/21/2034(3)	308,997
762,216	MFA Trust 2.59%, 02/25/2057(1)(3)	771,284
3,363,000	Mortgage Insurance-Linked Notes 2.05%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(1)(2)	3,293,695
4,995,000	New Residential Advance Receivables Trust 2.33%, 10/15/2051(1)	5,030,854
	New Residential Mortgage Loan Trust
3,923,233	0.90%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	3,914,481
3,242,689	1.65%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	3,244,475
1,783,766	2.49%, 09/25/2059(1)(3)	1,815,892
674,592	3.23%, 08/25/2060(1)(4)	674,671
2,929,949	3.50%, 08/25/2059(1)(3)	3,067,987
3,211,528	3.75%, 11/26/2035(1)(3)	3,469,604
2,965,721	3.75%, 11/25/2056(1)(3)	3,188,504
5,310,269	4.00%, 02/25/2057(1)(3)	5,753,973
5,346,565	4.00%, 03/25/2057(1)(3)	5,784,334
4,229,258	4.00%, 04/25/2057(1)(3)	4,569,647
3,260,679	4.00%, 05/25/2057(1)(3)	3,564,504
4,605,691	4.00%, 08/27/2057(1)(3)	4,964,955
1,974,409	4.00%, 12/25/2057(1)(3)	2,131,533
267,669	Oaktown Re III Ltd. 1.55%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	267,553
6,813,842	OZLM Ltd. 1.32%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(2)	6,777,844
2,328,988	PMT Credit Risk Transfer Trust 2.15%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	2,096,089
1,502,989	Preston Ridge Partners Mortgage Trust LLC 3.50%, 10/25/2024(1)(3)	1,504,940
989,953	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	976,631
680,162	Residential Accredit Loans, Inc. 6.00%, 12/25/2035	672,423
	Seasoned Credit Risk Transfer Trust
3,194,748	2.50%, 08/25/2059	3,397,417
2,058,829	3.50%, 11/25/2057	2,320,999
5,470,005	3.50%, 07/25/2058	6,195,981
5,579,842	3.50%, 10/25/2058	6,211,369
743,512	Structured Agency Credit Risk Trust 1.80%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(1)(2)	716,003
	Vericrest Opportunity Loan Trust
2,207,321	3.18%, 10/25/2049(1)(4)	2,211,609
3,676,139	3.28%, 11/25/2049(1)(4)	3,679,456
	WaMu Mortgage Pass-Through Certificates Trust
504,798	0.57%, 06/25/2044, 1 mo. USD LIBOR + 0.420%(2)	484,172
2,618,360	1.99%, 12/25/2046, 12 mo. USD MTA + 0.820%(2)	2,329,003
953,535	3.13%, 06/25/2037(3)	881,113
32,991,109	Wells Fargo Commercial Mortgage Trust 1.11%, 09/15/2057(3)(5)	1,282,341

		169,787,485

	Total Asset & Commercial Mortgage-Backed Securities (cost $472,817,587)	$472,804,855

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 34.7%
	Advertising - 0.0%
$ 500,000	Lamar Media Corp. 3.75%, 02/15/2028(1)	$497,500

	Aerospace/Defense - 0.7%
	Boeing Co.
1,900,000	5.04%, 05/01/2027	2,091,730
1,390,000	5.15%, 05/01/2030	1,562,372
815,000	General Dynamics Corp. 4.25%, 04/01/2040	1,025,367
	L3Harris Technologies, Inc.
1,695,000	2.90%, 12/15/2029	1,859,586
2,127,000	3.85%, 06/15/2023	2,302,803
2,035,000	Northrop Grumman Corp. 5.15%, 05/01/2040	2,735,460
	United Technologies Corp.
32,000	3.65%, 08/16/2023	34,577
1,565,000	3.95%, 08/16/2025	1,778,521
1,220,000	4.45%, 11/16/2038	1,502,273
400,000	4.63%, 11/16/2048	522,437

		15,415,126

	Agriculture - 0.9%
	Altria Group, Inc.
405,000	2.63%, 09/16/2026	434,412
765,000	3.88%, 09/16/2046	786,360
810,000	4.40%, 02/14/2026	935,682
1,135,000	4.80%, 02/14/2029	1,346,785
2,055,000	5.38%, 01/31/2044	2,556,340
955,000	5.80%, 02/14/2039	1,222,125
320,000	5.95%, 02/14/2049	428,652
895,000	Archer-Daniels-Midland Co. 3.25%, 03/27/2030	1,025,983
	BAT Capital Corp.
2,460,000	2.26%, 03/25/2028	2,472,204
1,755,000	2.79%, 09/06/2024	1,853,311
3,265,000	BAT International Finance plc 1.67%, 03/25/2026	3,276,101
1,760,000	Kernel Holding S.A. 6.50%, 10/17/2024(6)	1,755,600
2,365,000	Philip Morris International, Inc. 2.10%, 05/01/2030	2,432,675

		20,526,230

	Apparel - 0.0%
240,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	256,200

	Auto Manufacturers - 0.1%
	General Motors Co.
1,260,000	5.20%, 04/01/2045	1,357,228
740,000	6.13%, 10/01/2025	859,627
145,000	6.80%, 10/01/2027	176,602

		2,393,457

	Beverages - 1.1%
	Anheuser-Busch InBev Worldwide, Inc.
2,549,000	3.75%, 07/15/2042	2,714,753
1,145,000	4.60%, 04/15/2048	1,365,350
710,000	4.75%, 04/15/2058	865,629
5,064,000	5.45%, 01/23/2039	6,556,055
	Constellation Brands, Inc.
1,275,000	2.65%, 11/07/2022	1,320,571
420,000	2.88%, 05/01/2030	453,487
1,897,000	3.15%, 08/01/2029	2,070,767
3,171,000	3.60%, 02/15/2028	3,585,502
590,000	4.65%, 11/15/2028	710,125

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 3,313,000	Diageo Capital plc 2.00%, 04/29/2030	$3,416,874
1,375,000	PepsiCo, Inc. 3.63%, 03/19/2050	1,666,889

		24,726,002

	Biotechnology - 0.8%
	Amgen, Inc.
545,000	1.90%, 02/21/2025	570,507
1,975,000	2.20%, 02/21/2027	2,092,769
4,615,000	2.30%, 02/25/2031	4,841,313
835,000	3.15%, 02/21/2040	888,317
1,050,000	3.38%, 02/21/2050	1,128,474
4,110,000	Gilead Sciences, Inc. 1.65%, 10/01/2030	4,102,854
	Royalty Pharma plc
170,000	1.75%, 09/02/2027(1)	170,444
3,210,000	2.20%, 09/02/2030(1)	3,204,218
1,185,000	3.30%, 09/02/2040(1)	1,175,189
610,000	3.55%, 09/02/2050(1)	591,554

		18,765,639

	Chemicals - 0.5%
1,490,000	Alpek S.A.B. de C.V. 4.25%, 09/18/2029(1)	1,471,375
	CF Industries, Inc.
140,000	4.95%, 06/01/2043	162,795
220,000	5.38%, 03/15/2044	264,744
290,000	Chemours Co. 5.38%, 05/15/2027	287,100
	Dow Chemical Co.
1,445,000	3.60%, 11/15/2050	1,462,639
516,000	4.80%, 05/15/2049	615,794
2,760,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	3,030,638
290,000	Olin Corp. 5.13%, 09/15/2027	287,100
	Sherwin-Williams Co.
525,000	3.30%, 05/15/2050	555,927
460,000	4.50%, 06/01/2047	571,450
1,810,000	Syngenta Finance N.V. 4.89%, 04/24/2025(1)	1,962,410

		10,671,972

	Commercial Banks - 5.3%
	Bank of America Corp.
2,140,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(7)	2,256,261
1,565,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(7)	1,721,759
4,765,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(7)	5,200,862
4,620,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(7)	5,224,225
4,305,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(7)	5,331,057
2,750,000	7.75%, 05/14/2038	4,554,513
2,105,000	Bank of New York Mellon Corp. 2.10%, 10/24/2024	2,227,691
1,940,000	BNP Paribas S.A. 2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(7)	2,000,508
1,725,000	Capital One Financial Corp. 3.90%, 01/29/2024	1,877,629
	Citigroup, Inc.
1,555,000	2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 3 mo. USD SOFR + 0.867% thereafter)(7)	1,583,481

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 3,275,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(7)	$3,543,302
3,515,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(7)	4,046,312
1,250,000	4.41%, 03/31/2031, (4.41% fixed rate until 03/31/2030; 3 mo. USD SOFR + 3.914% thereafter)(7)	1,498,408
1,660,000	4.45%, 09/29/2027	1,924,926
	Credit Suisse Group AG
3,285,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(7)(8)	3,518,688
	Danske Bank A/S
1,890,000	5.00%, 01/12/2022(1)	1,985,537
1,970,000	5.38%, 01/12/2024(1)	2,215,864
	Fifth Third Bancorp
1,640,000	2.38%, 01/28/2025	1,736,999
	Goldman Sachs Group, Inc.
965,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(7)	1,001,007
920,000	3.69%, 06/05/2028, (3.69% fixed rate until 06/05/2027; 3 mo. USD LIBOR + 1.510% thereafter)(7)	1,031,254
1,760,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(7)	2,003,084
1,250,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(7)	1,457,766
65,000	6.25%, 02/01/2041	97,103
2,310,000	6.75%, 10/01/2037	3,356,265
	JP Morgan Chase & Co.
390,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(7)	418,433
1,735,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(7)	1,882,022
575,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(7)	617,045
2,160,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(7)	2,320,187
2,500,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(7)	2,812,030
1,655,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(7)	1,899,423
1,990,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(7)	2,155,730
4,480,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(7)	5,102,221
2,230,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(7)	2,587,222
930,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(7)	1,020,515
	Metro Bank plc
GBP 1,210,000	5.50%, 06/26/2028, (5.50% fixed rate until 06/26/2023; GUKG5 + 4.458% thereafter)(6)(7)	623,748
	Morgan Stanley
$ 2,450,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(7)	2,609,728
100,000	2.75%, 05/19/2022	103,605
2,000,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(7)	2,249,381
1,475,000	3.63%, 01/20/2027	1,671,558
2,775,000	4.00%, 07/23/2025	3,136,444
750,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.628% thereafter)(7)	896,117
	PNC Bank NA
600,000	2.70%, 10/22/2029	648,011
	PNC Financial Services Group, Inc.
835,000	2.20%, 11/01/2024	883,269
80,000	2.55%, 01/22/2030	86,653

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Santander Holdings USA, Inc.
$ 1,435,000	3.70%, 03/28/2022	$1,487,639
	State Street Corp.
150,000	2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. USD SOFR + 0.940% thereafter)(7)	158,780
1,065,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(1)(7)	1,158,033
	Truist Bank
5,190,000	2.25%, 03/11/2030	5,354,277
	UBS Group AG
1,273,000	2.65%, 02/01/2022(1)	1,309,485
	UniCredit S.p.A.
2,685,000	6.57%, 01/14/2022(1)	2,849,371
	Wells Fargo & Co.
3,075,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825% thereafter)(7)	3,219,912
2,795,000	3.00%, 04/22/2026	3,042,716
665,000	3.00%, 10/23/2026	726,906
4,800,000	3.07%, 01/24/2023	4,950,828
1,840,000	3.75%, 01/24/2024	1,999,199
155,000	4.90%, 11/17/2045	197,125
765,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD LIBOR + 4.240% thereafter)(7)	1,047,015
645,000	5.61%, 01/15/2044	880,339

		123,499,468

	Commercial Services - 1.2%
	Ashtead Capital, Inc.
1,190,000	4.00%, 05/01/2028(1)	1,234,625
200,000	4.13%, 08/15/2025(1)	205,250
5,190,000	4.38%, 08/15/2027(1)	5,397,600
	Equifax, Inc.
1,079,000	2.60%, 12/15/2025	1,151,971
345,000	3.10%, 05/15/2030	375,864
	Gartner, Inc.
695,000	3.75%, 10/01/2030(1)	703,027
	Global Payments, Inc.
1,510,000	2.90%, 05/15/2030	1,615,715
905,000	3.20%, 08/15/2029	987,123
	Howard University
1,000,000	2.70%, 10/01/2029	1,020,210
1,000,000	2.90%, 10/01/2031	1,043,982
720,000	3.48%, 10/01/2041	733,598
	IHS Markit Ltd.
4,150,000	4.13%, 08/01/2023	4,513,125
	Service Corp. International
2,500,000	3.38%, 08/15/2030	2,503,125
385,000	4.63%, 12/15/2027	407,788
4,561,000	5.13%, 06/01/2029	5,054,181
	United Rentals North America, Inc.
315,000	4.00%, 07/15/2030	322,875

		27,270,059

	Construction Materials - 0.1%
	Carrier Global Corp.
1,490,000	2.70%, 02/15/2031(1)	1,552,326
570,000	2.72%, 02/15/2030(1)	596,241
	Standard Industries, Inc.
805,000	3.38%, 01/15/2031(1)	794,531

		2,943,098

	Diversified Financial Services - 0.4%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1,140,000	3.88%, 01/23/2028	1,050,768
245,000	4.50%, 09/15/2023	252,485
	GE Capital Funding LLC
1,875,000	4.40%, 05/15/2030(1)	2,013,579

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	GE Capital International Funding Co.
$ 970,000	4.42%, 11/15/2035	$1,023,892
	Mastercard, Inc.
475,000	3.35%, 03/26/2030	556,966
	Navient Corp.
460,000	5.88%, 03/25/2021	462,875
390,000	7.25%, 01/25/2022	399,750
	Power Finance Corp. Ltd.
4,220,000	3.95%, 04/23/2030(1)	4,072,657

		9,832,972

	Electric - 3.0%
	AES Corp.
1,415,000	3.30%, 07/15/2025(1)	1,507,484
50,000	5.13%, 09/01/2027	53,255
	Berkshire Hathaway Energy Co.
875,000	3.25%, 04/15/2028	992,120
	Centrais Eletricas Brasileiras S.A.
965,000	3.63%, 02/04/2025(1)	962,587
	Cleco Corporate Holdings LLC
1,215,000	3.38%, 09/15/2029	1,232,246
457,000	3.74%, 05/01/2026	487,553
75,000	4.97%, 05/01/2046	83,137
	Commonwealth Edison Co.
1,640,000	3.65%, 06/15/2046	1,915,292
	Connecticut Light & Power Co.
375,000	4.00%, 04/01/2048	474,795
	Dominion Energy South Carolina, Inc.
415,000	5.10%, 06/01/2065	618,509
	Dominion Energy, Inc.
710,000	3.38%, 04/01/2030	800,546
	Duke Energy Carolinas LLC
1,525,000	4.25%, 12/15/2041	1,895,418
	Duke Energy Indiana LLC
780,000	3.25%, 10/01/2049	870,598
	Duke Energy Progress LLC
1,495,000	4.38%, 03/30/2044	1,896,975
	Evergy, Inc.
730,000	2.45%, 09/15/2024	772,769
2,260,000	2.90%, 09/15/2029	2,425,693
	Exelon Corp.
2,745,000	3.95%, 06/15/2025	3,094,072
	FirstEnergy Corp.
285,000	1.60%, 01/15/2026	283,230
770,000	2.25%, 09/01/2030	753,086
	Florida Power & Light Co.
360,000	3.99%, 03/01/2049	460,951
	Georgia Power Co.
4,525,000	2.10%, 07/30/2023	4,723,664
1,835,000	4.30%, 03/15/2042	2,196,349
	IPALCO Enterprises, Inc.
1,465,000	3.70%, 09/01/2024	1,592,850
4,695,000	4.25%, 05/01/2030(1)	5,312,172
	ITC Holdings Corp.
2,030,000	2.95%, 05/14/2030(1)	2,182,938
	MidAmerican Energy Co.
925,000	3.15%, 04/15/2050	1,025,045
380,000	3.65%, 08/01/2048	448,548
	NextEra Energy Capital Holdings, Inc.
1,485,000	2.25%, 06/01/2030	1,537,759
	Oglethorpe Power Corp.
360,000	3.75%, 08/01/2050(1)	358,569
1,130,000	5.05%, 10/01/2048	1,335,968
	Oncor Electric Delivery Co. LLC
360,000	3.10%, 09/15/2049	395,653
565,000	5.75%, 03/15/2029	742,910

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Pacific Gas and Electric Co.
$ 3,780,000	2.50%, 02/01/2031	$3,596,555
	PacifiCorp
306,000	4.13%, 01/15/2049	382,105
360,000	4.15%, 02/15/2050	450,970
	Public Service Electric & Gas Co.
395,000	3.80%, 03/01/2046	478,965
	Public Service Enterprise Group, Inc.
2,610,000	1.60%, 08/15/2030	2,566,292
1,820,000	2.88%, 06/15/2024	1,947,314
	Puget Energy, Inc.
2,070,000	3.65%, 05/15/2025	2,215,456
1,835,000	4.10%, 06/15/2030(1)	2,048,270
	Sempra Energy
205,000	4.00%, 02/01/2048	231,188
	Southern California Edison Co.
675,000	2.25%, 06/01/2030	677,286
1,950,000	2.85%, 08/01/2029	2,048,818
1,065,000	3.65%, 02/01/2050	1,100,504
511,000	4.00%, 04/01/2047	548,314
	Southern Co.
625,000	2.95%, 07/01/2023	664,171
5,365,000	3.70%, 04/30/2030	6,128,444
	Union Electric Co.
380,000	4.00%, 04/01/2048	467,148

		68,984,541

	Engineering & Construction - 0.3%
	International Airport Finance S.A.
3,242,471	12.00%, 03/15/2033(1)	2,845,268
	SBA Tower Trust
4,815,000	3.17%, 04/09/2047(1)	4,873,478

		7,718,746

	Entertainment - 0.1%
	GLP Capital L.P. / GLP Financing II, Inc.
1,025,000	5.30%, 01/15/2029	1,141,512
	WMG Acquisition Corp.
265,000	3.88%, 07/15/2030(1)	273,266

		1,414,778

	Environmental Control - 0.3%
	Clean Harbors, Inc.
5,214,000	4.88%, 07/15/2027(1)	5,409,525
116,000	5.13%, 07/15/2029(1)	125,845
	Waste Management, Inc.
235,000	4.15%, 07/15/2049	298,990

		5,834,360

	Food - 0.6%
	Conagra Brands, Inc.
775,000	4.30%, 05/01/2024	864,660
240,000	4.60%, 11/01/2025	278,619
901,000	4.85%, 11/01/2028	1,100,365
335,000	5.40%, 11/01/2048	455,856
	Kellogg Co.
1,325,000	3.40%, 11/15/2027	1,493,976
	Kraft Heinz Foods Co.
45,000	3.75%, 04/01/2030(1)	47,534
95,000	4.25%, 03/01/2031(1)	104,229
5,000	4.63%, 01/30/2029	5,567
	Minerva Luxembourg S.A.
2,090,000	6.50%, 09/20/2026(6)	2,168,375
	Mondelez International, Inc.
1,425,000	1.50%, 02/04/2031	1,389,093
	NBM U.S. Holdings, Inc.
3,070,000	7.00%, 05/14/2026(1)	3,249,564

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Sysco Corp.
$ 990,000	5.95%, 04/01/2030	$1,254,755
	TreeHouse Foods, Inc.
285,000	6.00%, 02/15/2024(1)	292,125

		12,704,718

	Food Service - 0.0%
	Aramark Services, Inc.
585,000	5.00%, 02/01/2028(1)	589,388

	Forest Products & Paper - 0.2%
	Suzano Austria GmbH
4,120,000	5.00%, 01/15/2030	4,439,300

	Gas - 0.4%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
70,000	5.63%, 05/20/2024	74,052
375,000	5.88%, 08/20/2026	412,211
	Dominion Energy Gas Holdings LLC
2,000,000	2.50%, 11/15/2024	2,128,018
	NiSource, Inc.
1,750,000	3.49%, 05/15/2027	1,950,428
2,775,000	3.60%, 05/01/2030	3,162,035
	Sempra Energy
1,615,000	3.40%, 02/01/2028	1,776,200
720,000	3.80%, 02/01/2038	806,070

		10,309,014

	Healthcare-Products - 0.8%
	Alcon Finance Corp.
1,739,000	2.75%, 09/23/2026(1)	1,889,595
1,145,000	3.00%, 09/23/2029(1)	1,238,383
	Baxter International, Inc.
940,000	3.95%, 04/01/2030(1)	1,126,131
	Becton Dickinson and Co.
3,925,000	3.36%, 06/06/2024	4,247,743
	Boston Scientific Corp.
1,030,000	1.90%, 06/01/2025	1,076,296
3,410,000	3.75%, 03/01/2026	3,885,961
	Hill-Rom Holdings, Inc.
690,000	4.38%, 09/15/2027(1)	714,117
	Teleflex, Inc.
250,000	4.25%, 06/01/2028(1)	258,750
	Thermo Fisher Scientific, Inc.
255,000	3.00%, 04/15/2023	269,713
	Zimmer Biomet Holdings, Inc.
3,165,000	3.05%, 01/15/2026	3,472,859

		18,179,548

	Healthcare-Services - 0.7%
	Anthem, Inc.
1,335,000	3.50%, 08/15/2024	1,463,573
410,000	4.63%, 05/15/2042	514,974
	Centene Corp.
95,000	3.38%, 02/15/2030	98,563
435,000	4.25%, 12/15/2027	455,197
945,000	4.63%, 12/15/2029	1,019,334
	CommonSpirit Health
360,000	3.35%, 10/01/2029	381,599
	Quest Diagnostics, Inc.
1,005,000	2.80%, 06/30/2031	1,082,462
	Rede D’or Finance S.a.r.l.
5,265,000	4.50%, 01/22/2030(1)	5,024,126
	UnitedHealth Group, Inc.
1,420,000	2.00%, 05/15/2030	1,487,865
1,420,000	2.38%, 08/15/2024	1,511,976
1,205,000	2.88%, 08/15/2029	1,343,817
830,000	3.50%, 08/15/2039	953,521

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 405,000	4.75%, 07/15/2045	$552,824

		15,889,831

	Home Builders - 0.3%
	Lennar Corp.
595,000	4.75%, 11/29/2027	679,341
	PulteGroup, Inc.
5,640,000	5.50%, 03/01/2026	6,429,600
	Toll Brothers Finance Corp.
575,000	4.88%, 11/15/2025	632,500

		7,741,441

	Insurance - 1.2%
	American International Group, Inc.
4,045,000	2.50%, 06/30/2025	4,319,736
	Aon Corp.
1,515,000	2.20%, 11/15/2022	1,567,559
	Brighthouse Financial, Inc.
5,440,000	5.63%, 05/15/2030	6,335,234
	Genworth Holdings, Inc.
20,000	4.80%, 02/15/2024	18,399
380,000	4.90%, 08/15/2023	349,600
	Marsh & McLennan Cos., Inc.
1,480,000	3.88%, 03/15/2024	1,639,620
1,300,000	4.75%, 03/15/2039	1,711,271
	Massachusetts Mutual Life Insurance Co.
415,000	3.73%, 10/15/2070(1)	427,926
	MGIC Investment Corp.
345,000	5.75%, 08/15/2023	366,131
	New York Life Global Funding
2,600,000	2.00%, 01/22/2025(1)	2,733,973
	Progressive Corp.
1,250,000	3.20%, 03/26/2030	1,429,401
	Unum Group
640,000	4.00%, 06/15/2029	701,092
1,325,000	4.50%, 03/15/2025	1,471,785
1,215,000	4.50%, 12/15/2049	1,177,383
	Voya Financial, Inc.
35,000	4.80%, 06/15/2046	42,698
	Willis North America, Inc.
740,000	2.95%, 09/15/2029	797,408
1,035,000	3.60%, 05/15/2024	1,130,400
1,340,000	4.50%, 09/15/2028	1,593,274

		27,812,890

	Internet - 0.7%
	Alibaba Group Holding Ltd.
2,975,000	3.40%, 12/06/2027	3,331,515
	Amazon.com, Inc.
2,320,000	3.88%, 08/22/2037	2,888,464
	NortonLifeLock, Inc.
4,415,000	5.00%, 04/15/2025(1)	4,518,443
	Tencent Holdings Ltd.
1,330,000	1.81%, 01/26/2026(1)	1,356,292
800,000	2.39%, 06/03/2030(1)	813,465
1,210,000	3.60%, 01/19/2028(1)	1,332,170
1,665,000	3.98%, 04/11/2029(1)	1,892,489

		16,132,838

	Iron/Steel - 0.3%
	Commercial Metals Co.
285,000	5.38%, 07/15/2027	300,589
	Metinvest B.V.
EUR 1,755,000	5.63%, 06/17/2025(1)	1,903,326
	Steel Dynamics, Inc.
$ 1,653,000	2.80%, 12/15/2024	1,743,796

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Vale Overseas Ltd.
$ 3,170,000	3.75%, 07/08/2030	$3,261,930

		7,209,641

	IT Services - 0.7%
	Apple, Inc.
1,710,000	2.20%, 09/11/2029	1,838,953
490,000	2.65%, 05/11/2050	513,463
885,000	3.45%, 02/09/2045	1,033,200
	Booz Allen Hamilton, Inc.
2,030,000	3.88%, 09/01/2028(1)	2,083,896
	HP, Inc.
1,115,000	2.20%, 06/17/2025	1,167,988
1,260,000	3.00%, 06/17/2027	1,362,181
	International Business Machines Corp.
3,500,000	1.95%, 05/15/2030	3,610,863
2,885,000	3.50%, 05/15/2029	3,325,117
470,000	4.25%, 05/15/2049	589,240
	Leidos, Inc.
1,070,000	3.63%, 05/15/2025(1)	1,186,791

		16,711,692

	Lodging - 0.2%
	Hilton Domestic Operating Co., Inc.
4,207,000	4.25%, 09/01/2024	4,185,965
85,000	5.13%, 05/01/2026	87,488
	Las Vegas Sands Corp.
975,000	3.50%, 08/18/2026	988,026

		5,261,479

	Machinery-Diversified - 0.3%
	Otis Worldwide Corp.
7,220,000	2.57%, 02/15/2030	7,759,556

	Media - 2.4%
	CCO Holdings LLC / CCO Holdings Capital Corp.
980,000	4.25%, 02/01/2031(1)	1,015,733
502,000	4.50%, 08/15/2030(1)	527,123
150,000	5.13%, 05/01/2027(1)	157,833
145,000	5.75%, 02/15/2026(1)	150,800
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,245,000	5.13%, 07/01/2049	1,443,519
4,055,000	6.48%, 10/23/2045	5,438,781
380,000	6.83%, 10/23/2055	526,287
	Comcast Corp.
490,000	3.20%, 07/15/2036	544,179
2,055,000	3.25%, 11/01/2039	2,288,514
285,000	3.40%, 07/15/2046	317,117
1,790,000	3.75%, 04/01/2040	2,093,369
95,000	4.05%, 11/01/2052	116,671
645,000	4.60%, 10/15/2038	824,405
785,000	4.75%, 03/01/2044	1,034,261
655,000	4.95%, 10/15/2058	938,506
	Cox Communications, Inc.
3,952,000	3.15%, 08/15/2024(1)	4,252,331
	CSC Holdings LLC
4,295,000	3.38%, 02/15/2031(1)	4,158,634
200,000	4.13%, 12/01/2030(1)	203,850
430,000	5.50%, 04/15/2027(1)	452,618
	Discovery Communications LLC
840,000	3.80%, 03/13/2024	915,094
19,000	3.95%, 06/15/2025	21,329
2,420,000	4.00%, 09/15/2055(1)	2,457,038
826,000	5.30%, 05/15/2049	1,009,404
	DISH DBS Corp.
555,000	5.88%, 11/15/2024	569,152
	NBCUniversal Media LLC
1,500,000	5.95%, 04/01/2041	2,240,255

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Time Warner Cable LLC
$ 1,495,000	6.55%, 05/01/2037	$1,987,547
	Time Warner Entertainment Co. L.P.
4,665,000	8.38%, 07/15/2033	7,144,958
	ViacomCBS, Inc.
940,000	4.20%, 05/19/2032	1,075,694
6,305,000	4.95%, 01/15/2031	7,581,499
55,000	5.88%, 02/28/2057, (5.88% fixed rate until 02/28/2022; 3 mo. USD LIBOR + 3.895% thereafter)(7)	55,674
79,000	6.25%, 02/28/2057, (6.25% fixed rate until 02/28/2027; 3 mo. USD LIBOR + 3.899% thereafter)(7)	86,703
	Videotron Ltd.
550,000	5.38%, 06/15/2024(1)	599,500
	Walt Disney Co.
2,260,000	2.65%, 01/13/2031	2,440,055

		54,668,433

	Mining - 0.3%
	Anglo American Capital plc
1,360,000	2.63%, 09/10/2030(1)	1,356,301
945,000	4.50%, 03/15/2028(1)	1,081,033
1,945,000	4.88%, 05/14/2025(1)	2,215,374
1,000,000	5.63%, 04/01/2030(1)	1,227,420
	Kaiser Aluminum Corp.
280,000	4.63%, 03/01/2028(1)	261,100

		6,141,228

	Miscellaneous Manufacturing - 0.1%
	General Electric Co.
1,055,000	3.63%, 05/01/2030	1,092,572
	Ingersoll-Rand Global Holding Co., Ltd.
930,000	2.90%, 02/21/2021	938,937
	Ingersoll-Rand Luxembourg Finance S.A.
340,000	4.50%, 03/21/2049	429,404

		2,460,913

	Office/Business Equipment - 0.0%
	CDW LLC / CDW Finance Corp.
192,000	3.25%, 02/15/2029	191,280
280,000	4.25%, 04/01/2028	289,800

		481,080

	Oil & Gas - 0.8%
	Aker BP ASA
150,000	5.88%, 03/31/2025(1)	155,973
	Apache Corp.
270,000	4.88%, 11/15/2027	255,150
	BP Capital Markets America, Inc.
900,000	3.63%, 04/06/2030	1,032,444
	Equinor ASA
1,400,000	1.75%, 01/22/2026	1,452,378
1,275,000	3.63%, 04/06/2040	1,452,373
850,000	3.70%, 04/06/2050	975,080
	Exxon Mobil Corp.
1,720,000	4.23%, 03/19/2040	2,104,476
	Foothills Resource, Inc.
1,520,000	11.50%, 04/01/2023	7,129
	Hess Corp.
942,000	7.13%, 03/15/2033	1,134,851
860,000	7.30%, 08/15/2031	1,051,751
	Marathon Petroleum Corp.
2,245,000	4.70%, 05/01/2025	2,537,014
	Ovintiv, Inc.
51,000	6.50%, 08/15/2034	47,492
50,000	6.50%, 02/01/2038	45,407
7,000	7.20%, 11/01/2031	6,934
83,000	7.38%, 11/01/2031	82,864

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Phillips 66
$ 1,030,000	2.15%, 12/15/2030	$1,001,671
	QEP Resources, Inc.
385,000	5.25%, 05/01/2023	280,088
10,000	5.38%, 10/01/2022	8,200
	Saudi Arabian Oil Co.
814,000	2.88%, 04/16/2024(1)	854,089
	Seadrill Partners Finco LLC
8,734	0.00%, 02/21/2021, 1 mo. USD LIBOR + 0.000%(9)	8,952
	SM Energy Co.
255,000	6.13%, 11/15/2022	198,382
70,000	6.75%, 09/15/2026	31,150
	Sunoco L.P. / Sunoco Finance Corp.
295,000	5.50%, 02/15/2026	294,631
250,000	6.00%, 04/15/2027	256,875
	Tullow Oil plc
2,320,000	7.00%, 03/01/2025(1)	1,078,800
	Valero Energy Corp.
790,000	4.00%, 04/01/2029	865,600
	WPX Energy, Inc.
61,000	5.25%, 09/15/2024	63,580
	YPF S.A.
ARS 93,580,252	16.50%, 05/09/2022(1)	797,725

		18,081,059

	Oil & Gas Services - 0.2%
	Borets Finance DAC
$ 4,165,000	6.00%, 09/17/2026(1)	4,155,421

	Packaging & Containers - 0.3%
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
400,000	4.13%, 08/15/2026(1)	405,500
4,650,000	Ball Corp. 4.00%, 11/15/2023	4,935,975
	Mondelez International, Inc.
890,000	1.50%, 05/04/2025	914,600
	Owens-Brockway Glass Container, Inc.
695,000	5.88%, 08/15/2023(1)	729,750
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
295,000	5.13%, 07/15/2023(1)	298,688

		7,284,513

	Pharmaceuticals - 1.3%
	AbbVie, Inc.
2,500,000	2.95%, 11/21/2026(1)	2,723,068
1,315,000	3.20%, 11/21/2029(1)	1,448,757
1,725,000	4.25%, 11/21/2049(1)	2,047,880
1,115,000	4.63%, 10/01/2042(1)	1,357,150
	Bausch Health Cos., Inc.
360,000	5.75%, 08/15/2027(1)	382,050
140,000	7.00%, 03/15/2024(1)	144,900
	Baxalta, Inc.
95,000	3.60%, 06/23/2022	98,892
	Bayer U.S. Finance LLC
2,515,000	4.25%, 12/15/2025(1)	2,876,732
460,000	4.88%, 06/25/2048(1)	570,798
	Becton Dickinson and Co.
750,000	2.82%, 05/20/2030	808,808
	CVS Health Corp.
2,270,000	4.13%, 04/01/2040	2,585,484
80,000	5.05%, 03/25/2048	102,113
1,715,000	5.13%, 07/20/2045	2,166,884
	GlaxoSmithKline Capital, Inc.
1,760,000	3.63%, 05/15/2025	2,000,807
	Pfizer, Inc.
1,590,000	1.70%, 05/28/2030	1,638,627

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 720,000	2.63%, 04/01/2030	$805,014
	Shire Acquisitions Investments Ireland DAC
416,000	2.40%, 09/23/2021	423,516
	Takeda Pharmaceutical Co., Ltd.
850,000	2.05%, 03/31/2030	858,368
1,455,000	3.03%, 07/09/2040	1,507,848
435,000	3.18%, 07/09/2050	441,896
	Teva Pharmaceutical Finance Netherlands B.V.
3,825,000	3.15%, 10/01/2026	3,374,453
900,000	6.75%, 03/01/2028	940,500
	Upjohn, Inc.
700,000	1.65%, 06/22/2025(1)	716,549
650,000	2.30%, 06/22/2027(1)	673,102

		30,694,196

	Pipelines - 1.1%
	Cheniere Corpus Christi Holdings LLC
280,000	5.88%, 03/31/2025	319,154
	Cheniere Energy Partners L.P.
65,000	4.50%, 10/01/2029	66,675
	DCP Midstream Operating L.P.
215,000	5.60%, 04/01/2044	195,919
	Energy Transfer Operating L.P.
855,000	3.75%, 05/15/2030	828,074
2,010,000	4.95%, 06/15/2028	2,129,836
1,390,000	5.25%, 04/15/2029	1,492,314
2,385,000	6.13%, 12/15/2045	2,394,042
	EQM Midstream Partners L.P.
125,000	6.50%, 07/01/2027(1)	132,503
	Kinder Morgan Energy Partners L.P.
1,970,000	3.50%, 03/01/2021	1,984,082
	MPLX L.P.
845,000	1.75%, 03/01/2026	841,193
1,445,000	4.13%, 03/01/2027	1,588,407
1,120,000	4.25%, 12/01/2027	1,255,288
1,135,000	4.70%, 04/15/2048	1,151,913
325,000	5.20%, 03/01/2047	354,362
155,000	5.50%, 02/15/2049	174,084
211,000	6.25%, 10/15/2022	211,229
	ONEOK, Inc.
285,000	2.20%, 09/15/2025	280,987
255,000	3.10%, 03/15/2030	245,298
175,000	4.00%, 07/13/2027	182,075
860,000	4.45%, 09/01/2049	765,415
1,005,000	5.85%, 01/15/2026	1,155,850
	Sabine Pass Liquefaction LLC
1,640,000	4.50%, 05/15/2030(1)	1,847,381
	Sunoco Logistics Partners Operations L.P.
495,000	4.00%, 10/01/2027	505,838
175,000	5.30%, 04/01/2044	163,046
180,000	5.35%, 05/15/2045	167,511
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
280,000	4.88%, 02/01/2031(1)	271,159
	Texas Eastern Transmission L.P.
785,000	2.80%, 10/15/2022(1)	807,742
	TransCanada PipeLines Ltd.
1,655,000	4.10%, 04/15/2030	1,908,664
1,040,000	4.63%, 03/01/2034	1,228,174
	Western Midstream Operating L.P.
140,000	5.05%, 02/01/2030	136,257
	Williams Cos., Inc.
72,000	4.90%, 01/15/2045	76,780
135,000	5.10%, 09/15/2045	151,395
265,000	5.80%, 11/15/2043	310,794

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 243,000	6.30%, 04/15/2040	$300,470

		25,623,911

	Real Estate Investment Trusts - 0.7%
	American Tower Corp.
1,085,000	2.40%, 03/15/2025	1,146,655
	Brixmor Operating Partnership L.P.
2,460,000	4.05%, 07/01/2030	2,631,190
	Equinix, Inc.
325,000	1.80%, 07/15/2027	328,036
	GLP Capital L.P. / GLP Financing II, Inc.
2,315,000	4.00%, 01/15/2031	2,409,985
1,535,000	5.75%, 06/01/2028	1,752,494
	SBA Tower Trust
2,240,000	2.84%, 01/15/2050(1)	2,397,322
4,540,000	3.45%, 03/15/2048(1)	4,787,345
	VEREIT Operating Partnership L.P.
465,000	3.40%, 01/15/2028	485,503
	VICI Properties L.P. / VICI Note Co., Inc.
160,000	4.25%, 12/01/2026(1)	160,744

		16,099,274

	Retail - 0.7%
	1011778 BC ULC / New Red Finance, Inc.
620,000	3.88%, 01/15/2028(1)	631,656
150,000	4.25%, 05/15/2024(1)	152,768
	Alimentation Couche-Tard, Inc.
570,000	2.95%, 01/25/2030(1)	614,653
385,000	3.80%, 01/25/2050(1)	423,153
	AutoZone, Inc.
1,755,000	3.63%, 04/15/2025	1,956,995
	Home Depot, Inc.
3,340,000	3.30%, 04/15/2040	3,794,294
	Lithia Motors, Inc.
550,000	4.63%, 12/15/2027(1)	567,875
	Lowe’s Cos., Inc.
1,120,000	4.55%, 04/05/2049	1,437,148
1,250,000	5.00%, 04/15/2040	1,638,530
	McDonald’s Corp.
1,035,000	3.35%, 04/01/2023	1,105,355
1,800,000	3.63%, 09/01/2049	2,021,137
730,000	4.20%, 04/01/2050	888,480
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp.
315,000	5.88%, 03/01/2027	323,663
	United Rentals North America, Inc.
445,000	4.88%, 01/15/2028	467,250
	William Carter Co.
230,000	5.63%, 03/15/2027(1)	240,063

		16,263,020

	Semiconductors - 1.1%
	Broadcom, Inc.
6,510,000	5.00%, 04/15/2030	7,679,178
	Entegris, Inc.
460,000	4.38%, 04/15/2028(1)	472,650
272,000	4.63%, 02/10/2026(1)	278,120
	Intel Corp.
1,575,000	3.10%, 02/15/2060	1,712,133
	Microchip Technology, Inc.
3,015,000	2.67%, 09/01/2023(1)	3,120,625
95,000	4.25%, 09/01/2025(1)	98,568
	NVIDIA Corp.
1,785,000	3.50%, 04/01/2040	2,091,912
	NXP B.V. / NXP Funding LLC
625,000	4.63%, 06/01/2023(1)	683,530
3,042,000	4.88%, 03/01/2024(1)	3,420,782
786,000	5.35%, 03/01/2026(1)	929,244

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,080,000	5.55%, 12/01/2028(1)	$1,335,663
	Qorvo, Inc.
215,000	3.38%, 04/01/2031(1)	218,494
270,000	5.50%, 07/15/2026	286,351
	QUALCOMM, Inc.
74,000	4.65%, 05/20/2035	99,465
1,316,000	4.80%, 05/20/2045	1,776,038
	Sensata Technologies B.V.
355,000	5.00%, 10/01/2025(1)	381,625
	Sensata Technologies UK Financing Co. plc
310,000	6.25%, 02/15/2026(1)	324,725

		24,909,103

	Software - 1.2%
	Black Knight InfoServ LLC
2,800,000	3.63%, 09/01/2028(1)	2,829,750
	CDK Global, Inc.
150,000	4.88%, 06/01/2027	157,875
350,000	5.25%, 05/15/2029(1)	372,750
30,000	5.88%, 06/15/2026	31,275
	Fidelity National Information Services, Inc.
1,016,000	3.75%, 05/21/2029	1,195,660
655,000	4.25%, 05/15/2028	784,813
	Fiserv, Inc.
5,025,000	2.25%, 06/01/2027	5,307,353
1,710,000	3.20%, 07/01/2026	1,899,884
	IQVIA, Inc.
200,000	5.00%, 05/15/2027(1)	209,714
	Microsoft Corp.
131,000	2.68%, 06/01/2060	138,189
735,000	3.70%, 08/08/2046	922,938
619,000	3.95%, 08/08/2056	815,317
	MSCI, Inc.
10,000	3.63%, 09/01/2030(1)	10,258
527,000	3.88%, 02/15/2031(1)	549,239
1,460,000	4.00%, 11/15/2029(1)	1,533,000
4,876,000	5.38%, 05/15/2027(1)	5,205,130
	Open Text Corp.
260,000	5.88%, 06/01/2026(1)	269,750
	Oracle Corp.
270,000	3.60%, 04/01/2040	309,278
4,815,000	3.85%, 04/01/2060	5,684,185
	Western Digital Corp.
310,000	4.75%, 02/15/2026	335,770

		28,562,128

	Telecommunications - 2.7%
	AT&T, Inc.
3,680,000	3.50%, 02/01/2061	3,504,029
3,459,000	3.55%, 09/15/2055(1)	3,352,368
205,000	3.65%, 09/15/2059(1)	201,382
335,000	4.35%, 06/15/2045	375,340
1,061,000	4.50%, 03/09/2048	1,217,619
	GTP Acquisition Partners LLC
7,400,000	3.48%, 06/15/2050(1)	7,985,628
	Nokia Oyj
882,000	4.38%, 06/12/2027	936,574
575,000	6.63%, 05/15/2039	712,318
	SoftBank Group Corp.
4,375,000	6.00%, 07/19/2023, (6.00% fixed rate until 07/19/2023; 5 year USD ICE Swap + 4.226% thereafter)(6)(7)(8)	4,025,000
	Sprint Corp.
425,000	7.13%, 06/15/2024	489,009
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
2,375,000	5.15%, 09/20/2029(1)	2,796,562
	T-Mobile USA, Inc.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 3,515,000	2.05%, 02/15/2028(1)	$3,598,727
1,000,000	3.30%, 02/15/2051(1)	990,710
2,745,000	3.50%, 04/15/2025(1)	3,012,088
3,400,000	3.88%, 04/15/2030(1)	3,857,708
1,195,000	4.50%, 04/15/2050(1)	1,433,612
5,071,000	6.50%, 01/15/2026	5,299,195
	Telecom Italia Capital S.A.
265,000	6.00%, 09/30/2034	307,400
160,000	7.72%, 06/04/2038	212,800
3,085,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	3,223,794
1,490,000	Telefonica Emisiones S.A. 5.21%, 03/08/2047	1,770,500
	Verizon Communications, Inc.
2,603,000	4.27%, 01/15/2036	3,210,784
3,185,000	4.40%, 11/01/2034	3,970,659
1,735,000	4.50%, 08/10/2033	2,200,562
875,000	4.67%, 03/15/2055	1,212,341
100,000	4.81%, 03/15/2039	130,952
230,000	5.25%, 03/16/2037	318,518
540,000	Vmed UK Financing plc 4.25%, 01/31/2031(1)	549,450
1,700,000	Vodafone Group plc 6.15%, 02/27/2037	2,342,545

		63,238,174

	Transportation - 0.5%
	FedEx Corp.
730,000	3.30%, 03/15/2027	810,964
2,020,000	4.25%, 05/15/2030	2,428,181
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2,115,000	2.70%, 11/01/2024(1)	2,243,949
1,890,000	4.00%, 07/15/2025(1)	2,129,139
2,845,000	Union Pacific Corp. 2.97%, 09/16/2062(1)	2,792,225

		10,404,458

	Water - 0.1%
	American Water Capital Corp.
750,000	2.80%, 05/01/2030	821,507
905,000	4.15%, 06/01/2049	1,132,388

		1,953,895

	Total Corporate Bonds (cost $757,349,674)	$802,512,290

Foreign Government Obligations - 2.1%
	Argentina - 0.0%
	Argentine Republic Government International Bond
2,046,884	0.13%, 07/09/2035(4)	769,628
69,782	1.00%, 07/09/2029	31,821

		801,449

	Bermuda - 0.0%
735,000	Bermuda Government International Bond 2.38%, 08/20/2030(1)	743,269

	Chile - 0.1%
2,535,000	Chile Government International Bond 2.55%, 01/27/2032	2,675,718

	Dominican Republic - 0.2%
4,890,000	Dominican Republic International Bond 6.40%, 06/05/2049(1)	4,907,115

	Egypt - 0.1%
	Egypt Government International Bond
840,000	7.63%, 05/29/2032(1)	820,050
720,000	8.50%, 01/31/2047(6)	695,565

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 595,000	8.88%, 05/29/2050(1)	$588,788

		2,104,403

	Ghana - 0.1%
1,408,000	Ghana Government International Bond 6.38%, 02/11/2027(1)	1,265,420

	Hungary - 0.0%
710,000	Hungary Government International Bond 6.38%, 03/29/2021	729,918

	Indonesia - 0.1%
	Indonesia Government International Bond
EUR 240,000	2.15%, 07/18/2024(6)	294,591
470,000	2.63%, 06/14/2023(6)	580,670

		875,261

	Macedonia - 0.1%
2,165,000	North Macedonia Government International Bond 3.68%, 06/03/2026(1)	2,718,958

	Mexico - 0.3%
	Mexico Government International Bond
885,000	1.13%, 01/17/2030	955,667
$ 200,000	3.25%, 04/16/2030	204,862
1,380,000	4.50%, 04/22/2029	1,547,684
2,695,000	4.75%, 04/27/2032	3,041,307

		5,749,520

	Panama - 0.1%
	Panama Government International Bond
1,000,000	2.25%, 09/29/2032	1,007,500
440,000	3.16%, 01/23/2030	478,504

		1,486,004

	Peru - 0.0%
540,000	Peruvian Government International Bond 2.39%, 01/23/2026	566,465

	Qatar - 0.2%
	Qatar Government International Bond
1,355,000	3.40%, 04/16/2025(1)	1,485,053
2,275,000	3.75%, 04/16/2030(1)	2,635,797

		4,120,850

	Romania - 0.3%
	Romanian Government International Bond
EUR 1,115,000	3.62%, 05/26/2030(1)	1,477,228
$ 1,398,000	4.00%, 02/14/2051(1)	1,439,940
EUR 3,241,000	4.63%, 04/03/2049(6)	4,625,174

		7,542,342

	Saudi Arabia - 0.1%
$ 1,980,000	Saudi Government International Bond 2.90%, 10/22/2025(1)	2,114,648

	Senegal - 0.1%
	Senegal Government International Bond
EUR 785,000	4.75%, 03/13/2028(6)	888,353
$ 2,115,000	6.25%, 05/23/2033(6)	2,082,514

		2,970,867

	Supranational - 0.1%
MXN 44,875,000	Inter-American Development Bank 7.25%, 06/10/2021	2,050,107

	Tunisia - 0.1%
EUR 1,805,000	Banque Centrale de Tunisie International Bond 6.75%, 10/31/2023(1)	1,992,301

	United Arab Emirates - 0.1%
$ 1,925,000	Abu Dhabi Government International Bond 3.88%, 04/16/2050(1)	2,348,500

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Total Foreign Government Obligations (cost $45,913,185)	$47,763,115

Municipal Bonds - 1.3%
	Development - 0.3%
$ 6,455,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	$7,183,059

	Education - 0.1%
	Chicago, IL, Board of Education, GO
365,000	6.04%, 12/01/2029	376,567
1,115,000	6.14%, 12/01/2039	1,124,020
1,750,000	6.32%, 11/01/2029	1,825,863

		3,326,450

	General - 0.5%
4,130,000	Florida State Board of Administration Finance Co. 1.26%, 07/01/2025	4,193,396
5,445,000	Philadelphia, PA, Auth for Industrial Dev (NATL Insured) 6.55%, 10/15/2028(10)	7,050,948

		11,244,344

	General Obligation - 0.3%
	California State, GO Taxable
110,000	7.30%, 10/01/2039	180,649
355,000	7.55%, 04/01/2039	621,115
160,000	7.63%, 03/01/2040	276,973
170,000	State of Connecticut, GO 3.00%, 07/01/2021	173,301
	State of Illinois, GO
2,717,945	4.95%, 06/01/2023(11)	2,765,346
280,000	5.00%, 01/01/2023	286,818
610,000	5.56%, 02/01/2021	614,246
980,000	5.95%, 04/01/2022(10)	1,034,008

		5,952,456

	Transportation - 0.0%
720,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	778,680

	Utility - Electric - 0.1%
1,561,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	2,324,454

	Total Municipal Bonds (cost $28,709,205)	$30,809,443

Senior Floating Rate Interests - 2.2%(12)
	Advertising - 0.0%
306,900	Clear Channel Outdoor Holdings, Inc. 3.71%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	278,588

	Aerospace/Defense - 0.0%
100,000	Spirit Aerosystems, Inc. 0.00%, 01/30/2025(13)	99,750
563,686	TransDigm, Inc. 2.41%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	531,979

		631,729

	Airlines - 0.0%
210,000	Delta Air Lines, Inc. 0.00%, 10/20/2027(13)	211,388
98,750	JetBlue Airways Corp. 6.25%, 06/17/2024, 1 mo. USD LIBOR + 5.250%	97,907
277,900	Kestrel Bidco, Inc. 4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	240,186
180,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	182,801

		732,282

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Asset-Backed - Finance & Insurance - 0.0%
$ 137,879	By Crown Parent LLC 4.00%, 01/30/2026, 1 mo. USD LIBOR + 3.000%	$135,983

	Auto Manufacturers - 0.0%
151,125	Navistar International Corp. 3.66%, 11/06/2024, 3 mo. USD LIBOR + 3.500%	149,614

	Auto Parts & Equipment - 0.1%
232,063	Adient U.S. LLC 4.41%, 05/06/2024, 3 mo. USD LIBOR + 4.250%	229,113
184,702	Altra Industrial Motion Corp. 2.16%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	179,046
	Clarios Global L.P.
470,250	3.66%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	457,464
EUR 710,000	3.75%, 04/30/2026, 3 mo. EURIBOR + 3.750%	816,831
$ 100,000	GT Polaris, Inc. 0.00%, 08/04/2027(13)	99,156
119,250	Trico Group LLC 8.50%, 02/02/2024, 1 mo. USD LIBOR + 7.500%	117,312

		1,898,922

	Beverages - 0.0%
EUR 280,000	Sunshine Investments B.V. 0.00%, 03/28/2025(13)	324,645

	Chemicals - 0.1%
$ 87,921	Cabot Microelectronics Corp. 2.19%, 11/15/2025, 1 mo. USD LIBOR + 2.000%	85,943
EUR 185,986	CeramTec AcquiCo GmbH 2.50%, 03/08/2025, 3 mo. EURIBOR + 2.500%	207,405
$ 118,500	Hexion, Inc. 3.80%, 07/01/2026, 3 mo. USD LIBOR + 3.500%	116,426
122,500	LTI Holdings, Inc. 3.67%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	113,599
	Starfruit Finco B.V.
95,965	3.16%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	92,779
EUR 100,000	3.25%, 10/01/2025, 3 mo. EURIBOR + 3.250%	115,259
$ 300,000	Tronox Finance LLC 3.31%, 09/22/2024, 3 mo. USD LIBOR + 3.000%	294,858
	Univar, Inc.
99,250	2.16%, 11/22/2026, 1 mo. USD LIBOR + 2.000%	96,179
307,694	2.41%, 07/01/2024, 3 mo. USD LIBOR + 2.250%	303,208

		1,425,656

	Commercial Services - 0.2%
206,771	Allied Universal Holdco LLC 4.41%, 07/12/2026, 1 mo. USD LIBOR + 4.250%	204,261
275,809	APX Group, Inc. 7.25%, 12/31/2025, 1 mo. USD LIBOR + 4.000%	270,408
121,250	Ascend Learning LLC 4.00%, 07/12/2024, 3 mo. USD LIBOR + 3.000%	119,431
198,749	Belron Finance U.S. LLC 2.77%, 10/30/2026, 1 mo. USD LIBOR + 2.500%	196,016
EUR 270,000	Biogroup-LCD 0.00%, 04/25/2026(13)	310,034
$ 372,310	Blackhawk Network Holdings, Inc. 3.16%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	350,087
538,650	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	534,723
412,925	Dun & Bradstreet Corp. 3.92%, 02/08/2026, 1 mo. USD LIBOR + 3.750%	408,176
31,350	Energizer Holdings, Inc. 2.44%, 12/17/2025, 1 mo. USD LIBOR + 2.250%	30,801
EUR 145,000	LGC Group Holdings Ltd. 3.25%, 04/20/2027, 3 mo. EURIBOR + 3.250%	165,507
$ 200,000	Milano Acquisition Corp 0.00%, 08/17/2027(13)	197,500

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 601,226	Quikrete Holdings, Inc. 2.66%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	$584,440
EUR 105,975	Techem Verwaltungsgesellschaft 675 mbH 2.63%, 07/15/2025, 3 mo. EURIBOR + 2.625%	121,682
260,000	Verisure Holding AB 4.00%, 07/20/2026	304,102
$ 115,647	Weight Watchers International, Inc. 5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	115,098

		3,912,266

	Construction Materials - 0.0%
265,275	Brookfield WEC Holdings, Inc. 3.75%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	258,264
263,925	Cornerstone Building Brands, Inc. 3.92%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	258,564

		516,828

	Distribution/Wholesale - 0.1%
965,250	American Builders & Contractors Supply Co., Inc. 2.16%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	937,904
173,688	SRS Distribution, Inc. 5.32%, 05/24/2025, 1 mo. USD LIBOR + 4.250%	170,648

		1,108,552

	Diversified Financial Services - 0.1%
	AlixPartners LLP
453,550	2.66%, 04/04/2024, 1 mo. USD LIBOR + 2.500%	441,857
EUR 98,500	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	113,827
$ 152,288	Aretec Group, Inc. 4.41%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	144,673
	Crown Finance U.S., Inc.
EUR 32,936	2.38%, 02/28/2025, 1 mo. EURIBOR + 2.375%	25,873
$ 182,157	3.32%, 02/28/2025, 3 mo. USD LIBOR + 2.250%	120,426
137,900	Minotaur Acquisition, Inc. 5.16%, 03/29/2026, 3 mo. USD LIBOR + 5.000%	131,235
EUR 185,208	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	210,700
$ 225,975	Refinitiv U.S. Holdings, Inc. 3.41%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	223,514
98,715	UFC Holdings LLC 4.25%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	96,864
193,766	Victory Capital Holdings, Inc. 2.80%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	190,699

		1,699,668

	Electric - 0.0%
317,417	Seadrill Partners Finco LLC 7.00%, 02/21/2021, 3 mo. USD LIBOR + 6.000%	41,105

	Energy-Alternate Sources - 0.0%
258,987	BCP Renaissance Parent LLC 4.50%, 11/01/2024, 3 mo. USD LIBOR + 3.500%	239,483
97,250	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	91,366

		330,849

	Engineering & Construction - 0.0%
725,625	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	673,808

	Entertainment - 0.0%
145,000	Banijay Entertainment S.A.S 3.91%, 03/01/2025, 1 mo. USD LIBOR + 3.750%”	141,738
117,600	Wyndham Hotels & Resorts, Inc. 1.91%, 05/30/2025, 3 mo. USD LIBOR + 1.750%	113,226

		254,964

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Food - 0.1%
$ 82,583	B&G Foods, Inc. 2.66%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	$82,248
	Froneri International Ltd.
164,588	2.41%, 01/31/2027, 1 mo. USD LIBOR + 2.250%	157,828
EUR 170,000	2.63%, 01/31/2027, 3 mo. EURIBOR + 2.625%	193,586
$ 487,243	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	478,443
247,500	U.S. Foods, Inc. 3.07%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	235,900

		1,148,005

	Food Service - 0.0%
98,250	8th Avenue Food & Provisions, Inc. 3.66%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	97,207
	Aramark Services, Inc.
111,920	1.91%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	106,799
109,450	1.91%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	104,434

		308,440

	Gas - 0.0%
103,425	Messer Industries GmbH 2.81%, 03/01/2026, 3 mo. USD LIBOR + 2.500%	101,098

	Healthcare-Products - 0.0%
EUR 99,250	Grifols S.A. 2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	114,853
$ 197,438	Lifescan Global Corp. 7.18%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	185,789
206,952	Parexel International Corp. 2.91%, 09/27/2024, 3 mo. USD LIBOR + 2.750%	198,287

		498,929

	Healthcare-Services - 0.2%
352,500	CDRH Parent, Inc. 5.25%, 07/01/2021, 3 mo. USD LIBOR + 4.250%	254,780
99,500	CPI Holdco LLC 4.41%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	98,754
129,220	DentalCorp Perfect Smile ULC 4.75%, 06/06/2025, 3 mo. USD LIBOR + 3.750%	121,736
270,188	Envision Healthcare Corp. 3.91%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	194,294
	EyeCare Partners LLC
47,297	3.75%, 02/20/2027, 1 mo. USD LIBOR + 3.750%(9)	44,371
201,689	4.82%, 02/20/2027, 1 mo. USD LIBOR + 3.750%	189,211
304,549	Global Medical Response, Inc. 4.25%, 04/28/2022, 3 mo. USD LIBOR + 3.250%	303,456
EUR 215,050	IQVIA, Inc. 2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	248,262
$ 670,710	Jaguar Holding Co. 3.50%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	667,658
	MED ParentCo L.P.
59,753	4.25%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(9)	56,659
238,283	4.41%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	225,943
455,175	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	447,374
	Pathway Vet Alliance LLC
7,516	2.00%, 03/31/2027, 1 mo. USD LIBOR + 2.000%(9)	7,390
92,021	4.16%, 03/31/2027, 1 mo. USD LIBOR + 4.000%	90,479
99,750	Surf Holdings LLC 3.83%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	97,381
192,518	Syneos Health, Inc. 1.91%, 08/01/2024, 3 mo. USD LIBOR + 1.750%	188,005
545,875	Zelis Healthcare Corp. 4.91%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	541,295

		3,777,048

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Household Products - 0.0%
$ 286,888	Diamond (BC) B.V. 3.26%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	$267,523
288,000	Revlon Consumer Products Corp. 4.25%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	78,336
95,460	Reynolds Consumer Products LLC 1.91%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	94,147

		440,006

	Insurance - 0.1%
174,125	Acrisure LLC 3.66%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	167,813
	Asurion LLC
728,849	3.16%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	719,586
544,231	3.16%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	535,616
352,273	6.66%, 08/04/2025, 3 mo. USD LIBOR + 6.500%	352,347
219,938	Hub International Ltd. 3.26%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	212,281
EUR 200,000	Lorca Finco plc 0.00%, 09/18/2027(13)	233,318
$ 100,000	Ryan Specialty Group LLC 4.00%, 09/01/2027	98,938
	Sedgwick Claims Management Services, Inc.
280,013	3.41%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	269,688
543,125	4.16%, 09/03/2026, 3 mo. USD LIBOR + 4.000%	534,386

		3,123,973

	IT Services - 0.0%
877,318	Tempo Acquisition LLC 3.75%, 10/31/2026, 1 mo. USD LIBOR + 3.250%	849,630

	Leisure Time - 0.1%
	Caesars Resort Collection LLC
432,919	2.91%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	404,528
170,000	4.77%, 07/20/2025, 1 mo. USD LIBOR + 4.500%	164,286
224,438	Carnival Corp. 8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	226,745
795,546	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	770,025
733,400	Golden Entertainment, Inc. 3.75%, 10/20/2024, 3 mo. USD LIBOR + 3.000%	701,314
142,463	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	138,240

		2,405,138

	Lodging - 0.0%
265,671	Boyd Gaming Corp. 2.36%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	257,995

	Machinery-Construction & Mining - 0.0%
	Pro Mach Group, Inc.
82,500	1.75%, 03/07/2025, 1 mo. USD LIBOR + 1.750%(9)	84,562
82,500	4.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%	80,438

		165,000

	Machinery-Diversified - 0.0%
260,095	Gates Global LLC 3.75%, 03/31/2024, 3 mo. USD LIBOR + 2.750%	255,869

	Media - 0.3%
189,638	Altice Financing S.A. 2.92%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	178,733
483,358	AVSC Holding Corp. 4.25%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	358,893
1,509,188	Charter Communications Operating LLC 1.91%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	1,472,801
440,039	CSC Holdings LLC 2.66%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	425,830

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 204,488	Go Daddy Operating Company, LLC 2.65%, 08/10/2027	$201,208
161,432	Gray Television, Inc. 2.66%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	158,388
264,688	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	245,233
646,009	ION Media Networks, Inc. 3.19%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	642,915
263,429	MTN Infrastructure TopCo, Inc. 4.00%, 11/17/2024, 3 mo. USD LIBOR + 3.000%	258,687
93,862	NASCAR Holdings, Inc. 2.92%, 10/18/2026, 3 mo. USD LIBOR + 2.750%	91,437
278,581	Nexstar Broadcasting, Inc. 2.91%, 09/19/2026, 1 mo. USD LIBOR + 2.750%	272,082
239,516	Shutterfly, Inc. 7.00%, 10/01/2026, 1 mo. USD LIBOR + 6.000%	216,688
185,625	Sinclair Television Group, Inc. 2.66%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	180,613
228,275	Terrier Media Buyer, Inc. 4.41%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	222,324
375,000	UPC Broadband Holding B.V. 0.00%, 01/31/2029(13)	363,375
350,000	Vertical Midco GmbH 4.57%, 07/30/2027	346,689
EUR 260,000	Virgin Media Bristol LLC 0.00%, 01/31/2029(13)	300,136
$ 90,868	Web.com Group, Inc. 3.93%, 10/11/2025, 3 mo. USD LIBOR + 3.750%	87,619
123,420	William Morris Endeavor Entertainment LLC 2.91%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	105,061

		6,128,712

	Metal Fabricate/Hardware - 0.0%
290,984	Circor International, Inc. 4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	284,620
233,251	Rexnord LLC 1.91%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	231,460

		516,080

	Miscellaneous Manufacturing - 0.1%
115,731	H.B. Fuller Co. 2.16%, 10/20/2024, 3 mo. USD LIBOR + 2.000%	114,039
283,575	Ingersoll-Rand Services Co. 1.91%, 02/28/2027, 1 mo. USD LIBOR + 1.750%	273,729
273,615	Momentive Performance Materials, Inc. 3.41%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	261,474
99,000	Tamko Building Products LLC 3.41%, 05/31/2026, 3 mo. USD LIBOR + 3.250%	97,268
518,950	USI, Inc. 3.31%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	501,217

		1,247,727

	Oil & Gas - 0.1%
	BCP Raptor LLC
113,563	4.91%, 11/03/2025, 3 mo. USD LIBOR + 4.750%	79,116
153,575	5.25%, 06/30/2024, 3 mo. USD LIBOR + 4.250%	119,661
455,000	California Resources Corp. 11.38%, 12/31/2021, 3 mo. USD LIBOR + 10.375%	8,722
764,040	Fieldwood Energy LLC 6.25%, 04/11/2022, 3 mo. USD LIBOR + 5.250%	193,554
310,192	NorthRiver Midstream Finance L.P. 3.55%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	299,286
727,267	PES Holdings LLC 0.00%, 12/31/2022, 3 mo. USD LIBOR + 6.990%(13)(14)	105,454

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 117,600	Traverse Midstream Partners LLC 5.00%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	$107,751

		913,544

	Oil & Gas Services - 0.0%
148,125	Lower Cadence Holdings LLC 4.16%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	136,497
528,313	UGI Energy Services LLC 3.91%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	524,789

		661,286

	Packaging & Containers - 0.1%
396,000	Berry Global, Inc. 2.16%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	383,676
348,591	Flex Acquisition Co., Inc. 4.00%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	340,312
197,312	Proampac PG Borrower LLC 4.50%, 11/18/2023, 3 mo. USD LIBOR + 3.500%	194,550
417,753	Reynolds Group Holdings, Inc. 2.91%, 02/05/2023, 3 mo. USD LIBOR + 2.750%	412,168

		1,330,706

	Pharmaceuticals - 0.1%
396,987	Bausch Health Cos., Inc. 3.18%, 06/01/2025, 3 mo. USD LIBOR + 3.000%	388,634
113,275	Catalent Pharma Solutions, Inc. 3.25%, 05/17/2026, 3 mo. USD LIBOR + 2.250%	112,567
361,345	Elanco Animal Health, Inc. 1.91%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	350,805
793,350	Endo Luxembourg Finance Co., S.a r.l. 5.00%, 04/27/2024, 3 mo. USD LIBOR + 4.250%	753,682
540,913	Sunshine Luxembourg S.a.r.l. 5.32%, 10/02/2026, 1 mo. USD LIBOR + 4.250%	537,278

		2,142,966

	Real Estate - 0.0%
EUR 185,000	Boels Topholding B.V. 0.00%, 01/14/2027, 1 mo. USD LIBOR + 4.000%(13)	210,565
$ 286,364	VICI Properties LLC 1.93%, 12/22/2024, 1 mo. USD LIBOR + 1.750%	276,310

		486,875

	Retail - 0.1%
649,900	Bass Pro Group LLC 6.07%, 09/25/2024, 3 mo. USD LIBOR + 5.000%	642,998
385,451	Coty, Inc. 2.41%, 04/05/2025, 3 mo. USD LIBOR + 2.250%	343,294
486,401	Harbor Freight Tools USA, Inc. 3.25%, 08/16/2023, 3 mo. USD LIBOR + 2.500%	478,876
325,000	Michaels Stores, Inc. 0.00%, 09/17/2027(13)	316,875
410,332	PetSmart, Inc. 5.00%, 03/11/2022, 1 mo. USD LIBOR + 4.000%	409,085
131,962	Rodan & Fields LLC 6.25%, 06/07/2025, 3 mo. USD LIBOR + 4.000%	89,625
381,286	Staples, Inc. 5.25%, 04/12/2026, 3 mo. USD LIBOR + 5.000%	353,761
491,841	U.S. Foods, Inc. 1.91%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	472,168

		3,106,682

	Semiconductors - 0.0%
119,466	Microchip Technology, Inc. 2.17%, 05/29/2025, 3 mo. USD LIBOR + 2.000%	118,869

	Software - 0.2%
322,500	CCC Information Services, Inc. 4.00%, 04/27/2024, 1 mo. USD LIBOR + 3.000%	319,746

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 552,684	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	$540,337
283,575	DCert Buyer, Inc. 4.16%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	279,588
339,629	Epicor Software Corp. 5.25%, 07/31/2027, 1 mo. USD LIBOR + 4.250%	338,827
506,576	Finastra USA, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	472,508
798,396	Hyland Software, Inc. 4.00%, 07/01/2024, 1 mo. USD LIBOR + 3.250%	794,236
100,000	Navicure, Inc. 0.00%, 10/22/2026(13)	99,000
375,375	Playtika Holding Corp. 7.07%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	375,236
137,550	Quest Software U.S. Holdings, Inc. 4.51%, 05/18/2025, 3 mo. USD LIBOR + 4.250%	134,455
54,465	SS&C Technologies Holdings Europe S.a.r.l. 1.91%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	52,650
400,838	SS&C Technologies, Inc. 1.91%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	387,746
	Ultimate Software Group, Inc.
138,600	3.91%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	137,253
205,000	4.75%, 05/03/2026, 1 mo. USD LIBOR + 4.000%	204,258
1,320,094	WEX, Inc. 2.41%, 05/17/2026, 3 mo. USD LIBOR + 2.250%	1,272,716

		5,408,556

	Telecommunications - 0.1%
685,296	Altice France S.A. 3.85%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	658,741
168,725	CenturyLink, Inc. 2.41%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	161,826
135,000	LCPR Loan Financing LLC 5.16%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	134,719
202,397	Level 3 Financing, Inc. 1.91%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	195,881
179,550	T-Mobile USA, Inc. 3.16%, 04/01/2027, 1 mo. USD LIBOR + 3.000%	179,277
320,000	Telenet Financing USD LLC 2.16%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	308,451
365,148	Univision Communications, Inc. 3.75%, 03/15/2024, 3 mo. USD LIBOR + 2.750%	350,739
156,800	Zacapa LLC 5.57%, 06/29/2025, 3 mo. USD LIBOR + 4.500%	155,331
	Zayo Group Holdings, Inc.
288,550	3.16%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	279,637
EUR 99,500	3.25%, 03/09/2027, 3 mo. EURIBOR + 3.250%	113,962

		2,538,564

	Total Senior Floating Rate Interests (cost $55,577,022)	$52,047,157

U.S. Government Agencies - 40.8%
	Mortgage-Backed Agencies - 40.8%
	FHLMC - 4.9%
$ 101,657	0.00%, 11/15/2036(15)(16)	$99,727
147,445	0.19%, 10/25/2020(3)(5)	1
20,878,715	0.74%, 03/25/2027(3)(5)	732,632
4,916,462	0.75%, 10/25/2026(3)(5)	166,013
10,448,401	0.89%, 06/25/2027(3)(5)	465,888
12,898,503	1.21%, 06/25/2030(3)(5)	1,206,419
6,282,390	1.68%, 05/25/2030(3)(5)	809,275
1,515,680	1.75%, 10/15/2042	1,552,690
1,485,120	2.00%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	1,451,899
3,684,753	2.50%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	3,649,492
596,515	2.50%, 05/15/2028(5)	37,874
691,122	2.60%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	679,449

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,588,294	3.00%, 03/15/2028(5)	$99,181
1,713,444	3.00%, 08/01/2029	1,845,525
719,599	3.00%, 05/15/2032(5)	37,338
5,802,534	3.00%, 10/01/2032	6,091,568
652,711	3.00%, 03/15/2033(5)	63,938
4,050,330	3.00%, 04/01/2033	4,252,616
4,242,922	3.00%, 11/01/2036	4,458,323
2,811,898	3.00%, 01/01/2037	2,953,376
4,225,000	3.00%, 08/15/2043	4,505,435
1,033,916	3.00%, 05/15/2046	1,106,316
7,171,922	3.00%, 11/01/2046	7,693,620
1,920,146	3.00%, 12/01/2046	2,057,001
841,856	3.25%, 11/15/2041	918,096
649,643	3.50%, 06/15/2026(5)	20,630
304,322	3.50%, 09/15/2026(5)	19,522
476,079	3.50%, 03/15/2027(5)	28,604
2,582,268	3.50%, 05/15/2034(5)	215,631
3,428,343	3.50%, 08/01/2034	3,701,898
2,135,809	3.50%, 03/15/2041(5)	130,055
884,955	3.50%, 06/01/2046	943,081
3,668,456	3.50%, 10/01/2047	3,888,076
20,855,143	3.50%, 03/01/2048	22,153,286
225,696	3.50%, 08/01/2048	240,643
2,468,409	4.00%, 08/01/2025	2,618,418
1,053,725	4.00%, 12/15/2026(5)	67,000
1,766,851	4.00%, 07/15/2027(5)	108,728
801,822	4.00%, 03/15/2028(5)	51,946
451,150	4.00%, 06/15/2028(5)	32,337
972,353	4.00%, 07/15/2030(5)	93,837
3,153,616	4.00%, 05/25/2040(5)	314,386
997,616	4.00%, 11/15/2040	1,148,015
2,819,997	4.00%, 05/01/2042	3,106,128
860,904	4.00%, 08/01/2042	951,722
1,334,081	4.00%, 09/01/2042	1,474,826
187,599	4.00%, 07/01/2044	204,358
225,753	4.00%, 06/01/2045	247,100
1,318,913	4.00%, 02/01/2046	1,437,686
400,930	4.00%, 09/01/2048	428,124
545,340	4.50%, 09/01/2044	603,457
1,934,066	4.75%, 07/15/2039	2,211,559
37,372	5.00%, 02/01/2023	40,857
85,068	5.00%, 08/01/2023	92,999
66,989	5.00%, 03/01/2028	73,806
31,511	5.00%, 08/01/2029	34,808
53,676	5.00%, 07/01/2030	60,342
268,695	5.00%, 03/01/2031	302,094
442,562	5.00%, 05/01/2031	497,578
662,527	5.00%, 09/01/2031	730,519
509,657	5.00%, 11/01/2031	570,539
157,699	5.00%, 07/01/2032	174,098
850,702	5.00%, 09/15/2033(5)	149,489
15,967	5.00%, 12/01/2034	17,501
13,842	5.00%, 11/01/2035	15,937
32,620	5.00%, 03/01/2039	37,455
269,220	5.00%, 08/01/2039	309,938
12,391	5.00%, 09/01/2039	14,224
12,462	5.00%, 12/01/2039	14,364
9,694	5.00%, 04/01/2041	11,090
29,194	5.00%, 04/01/2044	33,557
15,574	5.00%, 05/01/2044	17,377
25,957	5.00%, 05/01/2047	28,803
1,082,749	5.00%, 02/15/2048(5)	190,381
53,741	5.00%, 08/01/2048	58,978
16,188	5.00%, 11/01/2048	17,733
105,596	5.00%, 01/01/2049	115,797
450,118	5.00%, 02/01/2049	493,403

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,654,509	5.00%, 03/01/2049	$2,907,223
30,562	5.50%, 03/01/2028	33,910
65,306	5.50%, 04/01/2033	75,890
721,635	5.50%, 05/01/2034	850,634
858	5.50%, 11/01/2035	1,003
14,183	5.50%, 05/01/2037	16,484
36,620	5.50%, 11/01/2037	42,578
63,617	5.50%, 02/01/2038	73,753
26,810	5.50%, 04/01/2038	31,079
34,999	5.50%, 06/01/2038	40,552
3,756,690	5.50%, 08/01/2038	4,369,198
381,615	5.50%, 09/01/2038	441,922
7,375	5.50%, 12/01/2039	8,541
97,242	5.50%, 02/01/2040	112,626
316,370	5.50%, 05/01/2040	366,946
314,865	5.50%, 08/01/2040	364,569
1,409,458	5.50%, 06/01/2041	1,633,729
1,322,743	5.50%, 10/15/2046(5)	282,579
1,253	6.00%, 07/01/2029	1,399
171,458	6.00%, 10/01/2032	202,308
123,574	6.00%, 11/01/2032	138,214
210,250	6.00%, 12/01/2032	247,195
16,063	6.00%, 11/01/2033	19,039
31,213	6.00%, 01/01/2034	36,982
16,835	6.00%, 02/01/2034	19,962
173,976	6.00%, 08/01/2034	206,053
186,636	6.00%, 09/01/2034	221,235
181,007	6.00%, 01/01/2035	203,248
1,349,863	6.00%, 11/01/2037	1,586,321
241	6.50%, 08/01/2032	276
651,805	6.50%, 07/15/2036	755,474
137,759	6.50%, 12/01/2037	155,525
88	7.50%, 09/01/2029	95
274	7.50%, 11/01/2031	278

		112,925,232

	FNMA - 6.9%
$ 107,086	0.00%, 03/25/2036(15)(16)	$97,695
891,937	0.00%, 06/25/2036(15)(16)	836,944
8,704,958	0.35%, 01/25/2030(3)(5)	195,081
11,838,225	1.57%, 05/25/2029(3)(5)	1,152,850
1,843,137	1.75%, 12/25/2042	1,894,806
1,364,581	2.00%, 09/25/2039	1,422,817
703,506	2.00%, 08/25/2043	708,060
2,417,807	2.50%, 05/25/2046(3)(5)	131,632
603,700	2.50%, 06/25/2028(5)	34,657
179,842	2.50%, 01/01/2043	190,103
3,600,961	2.50%, 02/01/2043	3,832,502
1,588,250	2.50%, 03/01/2043	1,691,997
2,973,718	2.50%, 05/01/2043	3,167,982
2,091,340	2.50%, 06/01/2043	2,227,964
1,355,659	2.50%, 04/01/2045	1,443,423
1,689,774	2.69%, 06/25/2055(3)(5)	98,579
2,377,034	2.81%, 04/25/2055(3)(5)	136,258
1,970,523	2.99%, 08/25/2044(3)(5)	118,639
1,252,044	3.00%, 02/25/2027(5)	60,597
515,091	3.00%, 09/25/2027(5)	33,297
3,521,834	3.00%, 01/25/2028(5)	216,282
6,980,697	3.00%, 04/25/2033(5)	475,296
1,453,035	3.00%, 08/01/2033	1,524,388
2,826,125	3.00%, 03/01/2037	2,973,881
1,178,856	3.00%, 05/25/2047	1,221,066
4,722,487	3.00%, 09/25/2047	5,076,587
2,799,982	3.00%, 09/01/2048	2,946,756
3,408,472	3.00%, 10/25/2048	3,676,084
3,579,720	3.00%, 08/25/2049	3,857,267

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 465,329	3.24%, 12/01/2026	$523,231
582,370	3.50%, 05/25/2027(5)	40,361
929,778	3.50%, 10/25/2027(5)	69,142
1,114,558	3.50%, 05/25/2030(5)	94,704
312,286	3.50%, 08/25/2030(5)	25,285
619,749	3.50%, 02/25/2031(5)	39,459
669,652	3.50%, 09/25/2035(5)	73,221
4,883,536	3.50%, 11/25/2039(5)	513,092
1,428,514	3.50%, 10/01/2044	1,575,162
1,613,322	3.50%, 02/01/2045	1,730,689
1,635,174	3.50%, 01/01/2046	1,751,443
1,165,898	3.50%, 03/01/2046	1,249,951
2,842,225	3.50%, 09/01/2046	3,024,930
1,544,641	3.50%, 10/01/2046	1,646,566
684,188	3.50%, 10/25/2046(5)	106,350
1,140,294	3.50%, 11/01/2046	1,257,626
2,180,750	3.50%, 05/01/2047	2,328,414
4,495,406	3.50%, 09/01/2047	4,772,340
3,951,805	3.50%, 11/25/2047	4,314,300
770,536	3.50%, 12/01/2047	832,420
3,907,987	3.50%, 01/01/2048	4,137,261
726,388	3.50%, 02/01/2048	783,309
954,780	3.50%, 02/25/2048	1,003,089
3,296,097	3.50%, 07/01/2048	3,522,383
7,253,994	3.50%, 09/01/2057	8,008,905
4,286,360	3.50%, 05/01/2058	4,732,429
4,561,231	3.50%, 12/25/2058	5,038,710
1,884,150	3.74%, 06/01/2026	2,140,074
1,099,951	4.00%, 06/01/2025	1,165,893
372,931	4.00%, 10/01/2025	395,455
288,971	4.00%, 04/25/2032(5)	30,187
2,999,725	4.00%, 10/01/2040	3,312,051
1,350,743	4.00%, 11/01/2040	1,489,793
964,309	4.00%, 12/01/2040	1,061,959
477,842	4.00%, 02/01/2041	526,330
1,193,065	4.00%, 03/01/2041	1,316,491
2,905,637	4.00%, 06/01/2041	3,165,563
455,628	4.00%, 03/25/2042(5)	45,698
586,860	4.00%, 08/01/2042	648,622
1,043,734	4.00%, 09/01/2042	1,153,569
264,936	4.00%, 11/25/2042(5)	38,377
199,383	4.00%, 03/01/2045	216,840
954,656	4.00%, 07/01/2045	1,063,395
457,675	4.00%, 05/01/2046	493,135
1,087,871	4.00%, 06/01/2046	1,179,949
1,091,067	4.00%, 04/01/2047	1,209,498
4,268,032	4.00%, 10/01/2047	4,581,000
2,824,107	4.00%, 05/01/2048	3,015,590
2,582,667	4.00%, 09/01/2048	2,754,759
259,334	4.50%, 04/01/2025	273,067
401,509	4.50%, 07/25/2027(5)	27,088
792,456	4.50%, 09/01/2035	875,565
2,681,435	4.50%, 08/01/2040	2,999,390
2,602,617	4.50%, 10/01/2040	2,920,505
1,193,634	4.50%, 10/01/2041	1,342,263
2,644,875	4.50%, 08/25/2043(5)	413,186
1,008,941	4.50%, 09/01/2043	1,131,776
1,850,165	4.50%, 04/01/2049	2,000,630
5,476,567	4.50%, 01/01/2051	6,130,445
220,576	5.00%, 06/01/2022	232,249
137,724	5.00%, 06/01/2025	145,264
420,487	5.00%, 04/25/2038	468,012
2,287,804	5.00%, 02/01/2049	2,507,057
300,385	5.00%, 03/01/2049	329,310
185,184	5.47%, 05/25/2042(3)(5)	16,788
31,191	5.50%, 06/01/2022	31,904

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 170,625	5.50%, 06/01/2033	$200,266
131,056	5.50%, 08/01/2033	153,375
838,972	5.50%, 09/01/2033	988,384
815,997	5.50%, 12/01/2033	960,633
580,988	5.50%, 01/01/2034	684,589
3,023,118	5.50%, 11/01/2035	3,561,136
861,116	5.50%, 04/01/2036	1,007,463
675,252	5.50%, 09/01/2036	795,478
56,480	5.50%, 01/01/2037	65,393
478,635	5.50%, 04/25/2037	563,124
2,763,808	5.50%, 11/25/2040(5)	454,080
1,934,677	5.50%, 06/25/2042(5)	419,091
2,286,942	5.50%, 08/25/2044(5)	470,626
498	6.00%, 03/01/2022	500
341,024	6.00%, 12/01/2032	393,048
265,891	6.00%, 01/01/2033	304,928
67,106	6.00%, 02/01/2033	74,928
399,654	6.00%, 03/01/2033	463,522
712,690	6.00%, 02/01/2037	839,771
1,857,153	6.00%, 01/25/2042(5)	262,871
1,358,180	6.00%, 09/25/2047(5)	306,600
521	6.50%, 05/01/2031	583
893	6.50%, 09/01/2031	1,014
1,141	6.50%, 07/01/2032	1,310
1,068	7.00%, 07/01/2029	1,236
83	7.00%, 12/01/2030	85
567	7.00%, 02/01/2032	604
150	7.00%, 03/01/2032	177
1,659	7.00%, 09/01/2032	1,801
665	7.50%, 10/01/2022	698
1,234	7.50%, 06/01/2027	1,428
10,951	7.50%, 03/01/2030	12,524
7,427	7.50%, 04/01/2030	8,050
932	7.50%, 06/01/2030	1,093
1,376	7.50%, 07/01/2030	1,592
418	7.50%, 08/01/2030	488
6,804	7.50%, 01/01/2031	6,969
15,228	7.50%, 05/01/2031	17,668
5,455	7.50%, 06/01/2031	5,647
1,234	7.50%, 08/01/2031	1,420
19,182	7.50%, 09/01/2031	19,462
160	7.50%, 05/01/2032	185

		160,540,829

	GNMA - 11.0%
$ 1,277,232	1.75%, 09/20/2043	$1,304,583
1,198,939	2.00%, 01/20/2042	1,233,652
1,239,845	2.50%, 12/16/2039	1,300,473
1,887,523	2.50%, 07/20/2041	1,984,407
10,335,000	2.50%, 10/21/2050(17)	10,853,768
10,200,000	2.50%, 11/19/2050(17)	10,693,262
635,210	3.00%, 09/20/2028(5)	44,840
6,753,548	3.00%, 05/20/2035(5)	478,757
472,628	3.00%, 02/16/2043(5)	61,272
3,997,682	3.00%, 03/15/2045	4,164,166
218,457	3.00%, 04/15/2045	227,515
2,898,715	3.00%, 07/15/2045	3,017,802
69,419	3.00%, 08/15/2045	72,334
1,218,638	3.00%, 10/20/2047	1,273,202
27,603,448	3.00%, 07/20/2050	29,119,539
7,945,000	3.00%, 10/21/2050(17)	8,318,818
7,900,000	3.00%, 11/19/2050(17)	8,110,066
270,015	3.50%, 02/16/2027(5)	18,669
666,765	3.50%, 03/20/2027(5)	51,154
634,687	3.50%, 07/20/2040(5)	38,742
893,742	3.50%, 02/20/2041(5)	47,617

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,663,727	3.50%, 04/20/2042(5)	$117,562
2,654,935	3.50%, 10/20/2042(5)	372,074
309,955	3.50%, 11/15/2042	333,670
8,314	3.50%, 12/15/2042	8,974
196,781	3.50%, 02/15/2043	212,266
11,321	3.50%, 03/15/2043	12,146
1,407,416	3.50%, 04/15/2043	1,527,879
3,644,481	3.50%, 05/15/2043	3,938,415
281,288	3.50%, 05/20/2043(5)	35,869
1,428,097	3.50%, 07/20/2043(5)	156,541
1,056,082	3.50%, 07/20/2046	1,127,368
1,051,111	3.50%, 10/20/2046	1,123,875
4,401,782	3.50%, 02/20/2047	4,675,176
1,426,313	3.50%, 08/20/2047	1,521,672
1,022,621	3.50%, 11/20/2047	1,090,969
1,267,831	3.50%, 03/20/2048	1,343,178
4,754,007	3.50%, 07/20/2049	5,000,588
24,965,000	3.50%, 10/21/2050(17)	26,286,389
32,675,000	3.50%, 11/19/2050(17)	34,414,688
2,210,512	3.88%, 08/15/2042	2,421,881
178,604	4.00%, 12/16/2026(5)	11,827
2,682,424	4.00%, 05/20/2029(5)	185,906
3,563,454	4.00%, 07/20/2040	3,918,039
4,044,562	4.00%, 09/20/2040	4,414,439
6,131,337	4.00%, 10/20/2040	6,691,740
1,207,485	4.00%, 12/20/2040	1,365,751
329,742	4.00%, 05/16/2042(5)	43,156
502,143	4.00%, 03/20/2043(5)	81,175
241,092	4.00%, 01/20/2044(5)	41,664
2,053,761	4.00%, 01/16/2046(5)	355,163
1,875,089	4.00%, 03/20/2047(5)	235,382
925,890	4.00%, 11/20/2047	1,024,428
3,534,454	4.00%, 03/20/2048	3,847,095
17,321,000	4.00%, 10/21/2050(17)	18,403,224
165,260	4.50%, 11/15/2039	183,167
1,298,913	4.50%, 05/15/2040	1,438,336
4,035,307	4.50%, 05/20/2040	4,480,526
208,749	4.50%, 07/15/2041	232,723
834,139	4.50%, 04/20/2045(5)	144,204
3,518,093	4.50%, 08/20/2045	589,188
366,307	4.50%, 01/20/2046	406,703
3,187,410	4.50%, 01/20/2047(5)	328,306
2,665,368	4.50%, 05/20/2048(5)	365,798
16,320,000	4.50%, 10/21/2050(17)	17,487,900
2,200,735	5.00%, 02/16/2040(5)	401,134
436,143	5.00%, 05/20/2040	497,773
1,097,362	5.00%, 06/15/2041	1,265,558
1,267,864	5.00%, 10/16/2041(5)	221,459
1,685,501	5.00%, 03/15/2044	1,944,294
501,592	5.00%, 01/16/2047(5)	92,610
4,400,000	5.00%, 10/21/2050(17)	4,818,687
401,238	5.50%, 03/15/2033	461,816
519,173	5.50%, 04/15/2033	597,562
628,232	5.50%, 05/15/2033	727,812
844,176	5.50%, 10/20/2034	1,001,048
1,784,713	5.50%, 03/20/2039(5)	299,062
1,524,390	5.50%, 02/16/2047(5)	272,160
930,465	5.50%, 02/20/2047(5)	180,520
1,080	6.00%, 12/15/2023	1,200
926	6.00%, 01/15/2029	1,034
907	6.00%, 04/15/2029	1,066
34,148	6.00%, 12/15/2031	38,607
657	6.00%, 10/15/2032	776
16,362	6.00%, 06/15/2033	19,538
1,119	6.00%, 03/15/2034	1,279
38,429	6.00%, 08/15/2034	45,901

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 56,238	6.00%, 09/15/2034	$63,329
33,930	6.00%, 02/15/2035	40,373
210,971	6.00%, 12/15/2035	239,237
24,116	6.00%, 02/15/2036	26,858
139,004	6.00%, 03/15/2036	163,176
16,549	6.00%, 04/15/2036	18,426
79,677	6.00%, 05/15/2036	95,019
152,271	6.00%, 06/15/2036	179,201
60,647	6.00%, 07/15/2036	68,264
18,376	6.00%, 08/15/2036	20,571
131,806	6.00%, 02/15/2037	156,551
494	6.00%, 05/15/2037	578
259,753	6.00%, 06/15/2037	303,459
220,068	6.00%, 07/15/2037	260,924
48,584	6.00%, 08/15/2037	57,319
68,764	6.00%, 10/15/2037	81,174
38,372	6.00%, 11/15/2037	44,924
67,579	6.00%, 12/15/2037	80,579
135,258	6.00%, 01/15/2038	158,765
6,093	6.00%, 02/15/2038	6,852
17,407	6.00%, 05/15/2038	19,948
4,196	6.00%, 06/15/2038	4,843
26,348	6.00%, 08/15/2038	31,091
83,471	6.00%, 09/15/2038	94,844
95,413	6.00%, 10/15/2038	109,834
191,025	6.00%, 11/15/2038	219,674
59,049	6.00%, 12/15/2038	68,373
1,166	6.00%, 01/15/2039	1,337
34,585	6.00%, 08/15/2039	38,970
50,047	6.00%, 11/15/2039	58,308
13,290	6.00%, 02/15/2040	14,794
611,278	6.00%, 06/15/2040	714,239
119,822	6.00%, 07/15/2040	142,895
1,441,334	6.00%, 09/20/2040(5)	268,916
663,204	6.00%, 06/15/2041	787,345
1,393,025	6.00%, 02/20/2046(5)	288,083
19,624	6.50%, 06/15/2028	21,972
425	6.50%, 07/15/2028	470
1,558	6.50%, 08/15/2028	1,720
13,215	6.50%, 09/15/2028	14,603
805	6.50%, 10/15/2028	890
2,590	6.50%, 11/15/2028	2,862
4,290	6.50%, 12/15/2028	4,741
4,836	6.50%, 01/15/2029	5,344
18,855	6.50%, 02/15/2029	20,843
114,969	6.50%, 03/15/2029	127,199
25,921	6.50%, 04/15/2029	28,733
13,647	6.50%, 05/15/2029	15,109
138,201	6.50%, 06/15/2029	153,109
5,408	6.50%, 07/15/2029	5,977
122	6.50%, 03/15/2031	135
170,854	6.50%, 04/15/2031	191,640
36,365	6.50%, 05/15/2031	42,332
6,676	6.50%, 06/15/2031	7,534
158,011	6.50%, 07/15/2031	177,528
56,539	6.50%, 08/15/2031	62,983
96,009	6.50%, 09/15/2031	106,576
136,927	6.50%, 10/15/2031	155,970
261,297	6.50%, 11/15/2031	295,403
43,469	6.50%, 12/15/2031	48,034
183,974	6.50%, 01/15/2032	208,242
38,567	6.50%, 02/15/2032	44,168
33,651	6.50%, 03/15/2032	38,171
157,060	6.50%, 04/15/2032	182,926
626	6.50%, 05/15/2032	710
33,279	6.50%, 06/15/2032	38,053

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,230	7.00%, 06/20/2030	$1,247
535	7.00%, 02/15/2031	609
171	7.00%, 06/15/2031	186
112	7.00%, 08/15/2031	128
463	8.50%, 11/15/2024	465

		254,238,239

	UMBS - 18.0%
$ 36,025,000	1.50%, 10/19/2035(17)	$36,860,893
1,905,000	2.00%, 10/19/2035(17)	1,980,605
78,254,000	2.00%, 10/14/2050(17)	80,907,300
101,400,000	2.00%, 11/15/2050(17)	104,662,095
5,300,000	2.50%, 10/19/2035(17)	5,534,359
10,300,000	2.50%, 10/14/2050(17)	10,804,137
15,550,000	2.50%, 11/12/2050(17)	16,288,969
6,726,000	3.00%, 10/19/2035(17)	7,058,096
46,317,000	3.00%, 10/14/2050(17)	48,519,771
57,675,000	3.00%, 11/12/2050(17)	60,429,206
14,057,000	3.50%, 10/14/2050(17)	14,820,800
5,299,500	4.00%, 10/14/2050(17)	5,652,144
20,405,000	4.50%, 10/14/2050(17)	22,072,471

		415,590,846

	Total U.S. Government Agencies (cost $927,533,549)	$943,295,146

U.S. Government Securities - 20.1%
	U.S. Treasury Securities - 20.1%
	U.S. Treasury Bonds - 8.4%
$ 3,813,424	1.00%, 02/15/2048(18)(19)	$5,267,887
7,350,000	2.25%, 08/15/2049	8,766,310
78,145,000	2.88%, 08/15/2045(19)	102,885,829
20,715,000	3.13%, 08/15/2044(19)(20)	28,245,226
16,500,000	3.38%, 05/15/2044(19)(21)	23,330,098
16,575,000	3.75%, 11/15/2043	24,666,967

		193,162,317

	U.S. Treasury Notes - 11.7%
2,652,300	0.13%, 07/15/2030(18)	2,950,408
11,196,274	0.38%, 01/15/2027(18)(19)	12,320,712
97,135,000	0.63%, 05/15/2030(19)(21)	96,846,631
18,846,885	0.88%, 01/15/2029(18)	21,960,302
2,537,718	1.00%, 02/15/2049(18)(19)	3,546,493
105,360,000	1.63%, 04/30/2023	109,385,068
21,395,000	2.25%, 11/15/2025	23,521,128

		270,530,742

	Total U.S. Government Securities (cost $452,049,472)	$463,693,059

Common Stocks - 0.0%
	Energy - 0.0%
64,657	Ascent Resources - Marcellus LLC Class A(22)(23)	42,027
5,064	Foresight Energy LLC(22)(23)	42,186
206,275,142	KCA Deutag*(22)(23)(24)	411,931
30,559	Philadelphia Energy Solutions Class A	306

		496,450

	Retailing - 0.0%
13,067	Party City Holdco, Inc.*	33,975

	Total Common Stocks (cost $3,379,787)	$530,425

Preferred Stocks - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A, 3.50%(2)(8)	2,172,162

	Total Preferred Stocks (cost $1,591,820)	$2,172,162

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
Warrants - 0.0%
	Energy - 0.0%
16,740	Ascent Resources - Marcellus LLC Expires 3/30/2023*(22)(23)		$167

	Total Warrants (cost $1,339)		$167

	Total Long-Term Investments (cost $2,744,922,640)		$2,815,627,819

Short-Term Investments - 5.3%
	Commercial Paper - 0.0%
	Nissan Motor Acceptance Corp.
250,000	1.37%, 01/29/2021(25)		248,173
800,000	1.90%, 10/15/2020(25)		799,409

			1,047,582

	Repurchase Agreements - 5.1%
117,429,966	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2020 at 0.040%, due on 10/01/2020 with a maturity value of $117,430,096; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/2030, with a market value of $119,778,618		117,429,966

	Securities Lending Collateral - 0.2%
3,672,662	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.03%(26)		3,672,662
35,663	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(26)		35,663

			3,708,325

	Total Short-Term Investments (cost $122,186,558)		$122,185,873

	Total Investments Excluding Purchased Options (cost $2,867,109,198)	127.0%	$2,937,813,692
	Total Purchased Options (cost $400,621)	0.0%	$89,473

	Total Investments (cost $2,867,509,819)	127.0%	$2,937,903,165
	Other Assets and Liabilities	(27.0)%	(625,410,652)

	Total Net Assets	100.0%	$2,312,492,513

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $580,447,776, representing 25.1% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2020. Base lending rates may be subject to a floor or cap.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $17,739,590, representing 0.8% of net assets.

(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)

This security, or a portion of this security, has unfunded loan commitments. As of September 30, 2020, the aggregate value of the unfunded commitment was $201,934, which rounds to 0.0% of total net assets.

(10)

Principal and interest payments are insured against loss by a financial guaranty assurance agency. At September 30, 2020, the aggregate value of these securities was $8,084,956, representing 0.0% of net assets.

(11)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(12)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of September 30, 2020.

(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(15)	Securities disclosed are principal-only strips.
(16)	Security is a zero-coupon bond.
(17)	Represents or includes a TBA transaction.
(18)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(19)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of September 30, 2020, the market value of securities pledged was $11,442,707.
(20)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of September 30, 2020, the market value of securities pledged was $4,010,099.
(21)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of September 30, 2020, the market value of securities pledged was $19,388,334.
(22)	Investment valued using significant unobservable inputs.
(23)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2020, the aggregate fair value of these securities was $496,311, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(24)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $411,931 or 0.0% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
03/2011	KCA Deutag	206,275,142	$2,795,441	$411,931

(25)	The rate shown represents current yield to maturity.
(26)	Current yield as of period end.

OTC Swaption Contracts Outstanding at September 30, 2020

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received by Fund	)	Unrealized Appreciation/ (Depreciation )
Purchased swaption contracts:

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/18/2022 *	UBS	0.57%	Receive	08/18/2022	USD	6,682,000	6,682,000	$89,136	$98,894		$(9,758)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 11/23/2020 *	BOA	1.70%	Receive	11/23/2020	USD	12,045,000	12,045,000	337	301,727		(301,390)

Total Puts								$89,473	$400,621		$(311,148)

Total purchased OTC swaption contracts								$89,473	$400,621		$(311,148)

*	Swaptions with forward premiums.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

OTC Swaption Contracts Outstanding at September 30, 2020

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received by Fund )	Unrealized Appreciation/ (Depreciation )
Written swaption contracts:
Calls
CDX.NA.IG.34	GSC	67.50%	Pay	10/21/2020	USD	(156,210,000)	156,210,000	$(23,703)	$(265,557)	$241,854
CDX.NA.IG.34	MSC	77.50%	Pay	10/21/2020	USD	(156,210,000)	156,210,000	(160,301)	(367,093)	206,792

Total Calls								$(184,004)	$(632,650)	$448,646

Written swaption contracts:
Puts
CDX.NA.IG.34	GSC	67.50%	Receive	10/21/2020	USD	(156,210,000)	156,210,000	$(1,368,451)	$(421,767)	$(946,684)
CDX.NA.IG.34	MSC	77.50%	Receive	10/21/2020	USD	(156,210,000)	156,210,000	(728,876)	(367,094)	(361,782)

Total Puts								$(2,097,327)	$(788,861)	$(1,308,466)

Total written OTC swaption contracts								$(2,281,331)	$(1,421,511)	$(859,820)

Futures Contracts Outstanding at September 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 10-Year Bond Future	244	12/15/2020	$26,108,628	$331,805
U.S. Treasury 5-Year Note Future	1,129	12/31/2020	142,289,281	281,038
U.S. Treasury 10-Year Note Future	1,278	12/21/2020	178,320,937	398,644
U.S. Treasury Long Bond Future	147	12/21/2020	32,606,438	(231,105)

Total				$780,382

Short position contracts:
Euro BUXL 30-Year Bond Future	10	12/08/2020	$2,610,811	$(35,372)
Euro-BUND Future	194	12/08/2020	39,695,491	(79,812)
Euro-OAT Future	60	12/08/2020	11,856,985	(45,466)
U.S. Treasury 2-Year Note Future	25	12/31/2020	5,524,023	(2,389)
U.S. Treasury 10-Year Ultra Future	926	12/21/2020	148,087,656	(536,698)
U.S. Treasury Long Bond Future	330	12/21/2020	58,172,813	(76,386)

Total				$(776,123)

Total futures contracts				$4,259

TBA Sale Commitments Outstanding at September 30, 2020
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FNMA, 2.00%	$8,275,000	10/19/2035	$(8,603,414)	$6,465
FNMA, 3.50%	16,678,000	10/14/2050	(17,584,215)	(8,315)
FNMA, 4.00%	1,890,000	10/14/2050	(2,015,766)	2,547

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

TBA Sale Commitments Outstanding at September 30, 2020
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FNMA, 5.00%	2,509,500	10/14/2050	(2,749,765)	2,843
FNMA, 5.50%	13,400,000	10/14/2050	(14,875,047)	(51,297)
FNMA, 6.00%	3,300,000	10/14/2050	(3,685,301)	(6,832)

Total (proceeds receivable $49,458,919)			$(49,513,508)	$(54,589)

At September 30, 2020, the aggregate market value of TBA Sale Commitments represents (2.1)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at September 30, 2020

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	1,336,155	(0.09%)	08/25/2037	Monthly	$249,402	$—	$73,368	$(176,034)
ABX.HE.AAA.07	CSI	USD	3,247,929	(0.09%)	08/25/2037	Monthly	697,075	—	178,335	(518,740)
ABX.HE.PENAAA.06	MSC	USD	495,636	(0.11%)	05/25/2046	Monthly	49,071	—	44,551	(4,520)
ABX.HE.PENAAA.06	JPM	USD	1,131,497	(0.11%)	05/25/2046	Monthly	111,760	—	101,704	(10,056)
ABX.HE.PENAAA.06	GSC	USD	464,442	(0.11%)	05/25/2046	Monthly	114,026	—	41,748	(72,278)
CMBX.NA.AAA.12	GSC	USD	6,200,000	(0.50%)	08/17/2061	Monthly	—	(22,225)	18,509	40,734
CMBX.NA.AAA.12	JPM	USD	11,170,000	(0.50%)	08/17/2061	Monthly	198,657	—	28,691	(169,966)
CMBX.NA.AAA.12	GSC	USD	2,660,000	(0.50%)	08/17/2061	Monthly	6,340	—	7,941	1,601

Total							$1,426,331	$(22,225)	$494,847	$(909,259)

Sell protection:
ABX.HE.AAA.07	MSC	USD	1,336,154	0.09%	08/25/2037	Monthly	$11,181	$—	$(73,365)	$(84,546)
ABX.HE.AAA.07	MSC	USD	3,247,927	0.09%	08/25/2037	Monthly	27,357	—	(178,335)	(205,692)
ABX.HE.PENAAA.06	BCLY	USD	2,091,580	0.11%	05/25/2046	Monthly	—	(50,968)	(188,007)	(137,039)
CMBX.NA.BB.8	GSC	USD	240,000	5.00%	10/17/2057	Monthly	—	(25,478)	(120,156)	(94,678)
CMBX.NA.BB.8	DEUT	USD	1,455,000	5.00%	10/17/2057	Monthly	—	(334,986)	(728,447)	(393,461)
CMBX.NA.BB.8	CSI	USD	2,507,000	5.00%	10/17/2057	Monthly	—	(641,776)	(1,255,133)	(613,357)
CMBX.NA.BB.8	GSC	USD	3,445,000	5.00%	10/17/2057	Monthly	—	(789,641)	(1,724,743)	(935,102)
CMBX.NA.BB.8	MSC	USD	5,083,000	5.00%	10/17/2057	Monthly	—	(1,301,301)	(2,544,809)	(1,243,508)
CMBX.NA.BBB-.6	MSC	USD	465,000	3.00%	05/11/2063	Monthly	—	(37,877)	(155,055)	(117,178)
CMBX.NA.BBB-.6	DEUT	USD	485,000	3.00%	05/11/2063	Monthly	—	(68,755)	(161,724)	(92,969)
CMBX.NA.BBB-.6	CSI	USD	920,000	3.00%	05/11/2063	Monthly	—	(121,743)	(306,775)	(185,032)
CMBX.NA.BBB-.6	GSC	USD	2,725,000	3.00%	05/11/2063	Monthly	—	(286,976)	(901,844)	(614,868)
CMBX.NA.BBB-.6	MSC	USD	4,245,000	3.00%	05/11/2063	Monthly	—	(595,484)	(1,415,503)	(820,019)

Total							$38,538	$(4,254,985)	$(9,753,896)	$(5,537,449)

Total OTC credit default swap contracts							$1,464,869	$(4,277,210)	$(9,259,049)	$(6,446,708)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at September 30, 2020

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid (Received)	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.34.V1	USD	77,390,000	(1.00%)	12/20/2025	Quarterly	$(5,063,927)	$(4,902,073)	$161,854

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

CDX.NA.HY.35.V1	USD	2,865,000	(5.00%)	12/20/2025	Quarterly	(123,130)	(122,358)	772
CDX.NA.IG.35.V1	USD	4,945,000	(1.00%)	12/20/2025	Quarterly	(114,546)	(104,850)	9,696

Total						$(5,301,603)	$(5,129,281)	$172,322

Credit default swaps on single-name issues:
Buy protection:
Mexico Government International Bond	USD	2,785,000	(1.00%)	06/20/2025	Quarterly	$(38,150)	$(47,585)	$(9,435)
Republic of Brazil	USD	2,880,000	(1.00%)	06/20/2025	Quarterly	(166,524)	(170,934)	(4,410)

Total						$(204,674)	$(218,519)	$(13,845)

Total centrally cleared credit default swap contracts						$(5,506,277)	$(5,347,800)	$158,477

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at September 30, 2020

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	0.07% Fixed	USD	18,225,000	08/12/2025	Annual	$—	$(2,067)	$39,517	$41,584
3 Mo. USD LIBOR	2.00% Fixed	USD	5,681,000	03/21/2023	Semi-Annual	13,218	—	(252,229)	(265,447)
3 Mo. USD LIBOR	0.38% Fixed	USD	35,345,000	12/16/2025	Semi-Annual	—	(32,320)	(21,956)	10,364
3 Mo. USD LIBOR	0.75% Fixed	USD	8,470,000	12/16/2030	Semi-Annual	—	(21,554)	(17,501)	4,053

Total centrally cleared interest rate swap contracts						$13,218	$(55,941)	$(252,169)	$(209,446)

Foreign Currency Contracts Outstanding at September 30, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
200,000	CAD	142,205	USD	BOM	11/19/2020	$ 8,018	$ —
1,940,000	CAD	1,375,639	USD	UBS	11/25/2020	81,553	—
200,000	CAD	142,214	USD	HSBC	11/27/2020	8,013	—
150,870	USD	200,000	CAD	GSC	11/19/2020	646	—
1,049,864	USD	1,390,000	CAD	HSBC	11/25/2020	5,808	(14)
413,909	USD	550,000	CAD	CBK	11/25/2020	788	—
152,141	USD	200,000	CAD	MSC	11/27/2020	1,914	—
4,043,150	USD	3,466,861	EUR	MSC	10/30/2020	—	(24,170)
15,033,561	USD	12,700,000	EUR	HSBC	12/16/2020	116,732	—
1,049,917	USD	884,000	EUR	SCB	12/16/2020	11,612	—
905,461	USD	689,000	GBP	JPM	12/16/2020	15,950	—
2,211,027	USD	44,875,000	MXN	GSC	06/10/2021	240,393	—
Total Foreign Currency Contracts						$ 491,427	$ (24,184)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
UBS	UBS AG

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Currency Abbreviations:
ARS	Argentine Peso
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage-Backed North American
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
ICE	Intercontinental Exchange, Inc.
MTA	Monthly Treasury Average Index

Other Abbreviations:
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GUKG5	UK Government Bonds 5 Year Note Generic Bid Yield
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PIK	Payment-in-kind
PT	Perseroan Terbatas
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
PA	Port Authority
Rev	Revenue

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$472,804,855	$—	$472,804,855	$—
Corporate Bonds	802,512,290	—	802,512,290	—
Foreign Government Obligations	47,763,115	—	47,763,115	—
Municipal Bonds	30,809,443	—	30,809,443	—
Senior Floating Rate Interests	52,047,157	—	52,047,157	—
U.S. Government Agencies	943,295,146	—	943,295,146	—
U.S. Government Securities	463,693,059	—	463,693,059	—
Common Stocks
Energy	496,450	—	306	496,144
Retailing	33,975	33,975	—	—
Preferred Stocks	2,172,162	2,172,162	—	—
Warrants	167	—	—	167
Short-Term Investments	122,185,873	3,708,325	118,477,548	—
Purchased Options	89,473	—	89,473	—
Foreign Currency Contracts(2)	491,427	—	491,427	—
Futures Contracts(2)	1,011,487	1,011,487	—	—
Swaps - Credit Default(2)	214,657	—	214,657	—
Swaps - Interest Rate(2)	56,001	—	56,001	—

Total	$2,939,676,737	$6,925,949	$2,932,254,477	$496,311

Liabilities
Foreign Currency Contracts(2)	$(24,184)	$—	$(24,184)	$—
Futures Contracts(2)	(1,007,228)	(1,007,228)	—	—
Swaps - Credit Default(2)	(6,502,888)	—	(6,502,888)	—
Swaps - Interest Rate(2)	(265,447)	—	(265,447)	—
TBA Sale Commitments	(49,513,508)	—	(49,513,508)	—
Written Options	(2,281,331)	—	(2,281,331)	—

Total	$(59,594,586)	$(1,007,228)	$(58,587,358)	$—

(1)	For the period ended September 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended September 30, 2020 is not presented.

Hartford Ultrashort Bond HLS Fund
Schedule of Investments September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 21.5%
	Asset-Backed - Automobile - 13.0%
	Ally Auto Receivables Trust
$ 1,482,946	1.93%, 10/17/2022	$1,489,318
34,007	2.85%, 03/15/2022	34,042
	American Credit Acceptance Receivables Trust
733,934	1.89%, 04/13/2023(1)	738,097
358,718	2.44%, 12/12/2022(1)	359,612
	AmeriCredit Automobile Receivables Trust
995,000	0.60%, 12/18/2023	996,848
1,445,000	2.06%, 04/18/2024	1,475,067
218,450	2.17%, 01/18/2023	220,104
79,975	2.93%, 06/20/2022	80,139
2,390,000	2.97%, 11/20/2023	2,436,325
	ARI Fleet Lease Trust
645,000	1.77%, 08/15/2028(1)	651,824
2,012,324	2.28%, 04/15/2026(1)	2,025,287
72,741	2.55%, 10/15/2026(1)	72,966
232,901	Bank of The West Auto Trust 2.40%, 10/17/2022(1)	234,110
565,000	BMW Floorplan Master Owner Trust 0.47%, 05/15/2023, 1 mo. USD LIBOR + 0.320%(1)(2)	565,498
995,000	BMW Vehicle Owner Trust 0.39%, 02/27/2023	995,568
	Canadian Pacer Auto Receivables Trust
1,566,245	1.77%, 11/21/2022(1)	1,576,953
436,487	2.78%, 03/21/2022(1)	438,315
	CarMax Auto Owner Trust
1,455,000	0.49%, 06/15/2023	1,457,087
1,015,514	2.01%, 03/15/2023	1,023,467
598,192	2.21%, 12/15/2022	602,307
220,925	2.69%, 07/15/2022	221,983
100,165	3.02%, 07/15/2022	100,392
3,337,000	3.05%, 03/15/2024	3,424,826
63,467	3.11%, 02/15/2022	63,539
451,118	Carvana Auto Receivables Trust 2.20%, 07/15/2022(1)	452,977
	Chesapeake Funding LLC
741,556	0.52%, 08/15/2030, 1 mo. USD LIBOR + 0.370%(1)(2)	734,293
71,009	0.60%, 05/15/2029, 1 mo. USD LIBOR + 0.450%(1)(2)	71,004
1,294,680	0.87%, 08/16/2032(1)	1,298,332
184,444	1.91%, 08/15/2029(1)	184,884
1,869,869	1.95%, 09/15/2031(1)	1,895,990
379,615	2.12%, 11/15/2029(1)	382,442
919,072	2.94%, 04/15/2031(1)	942,993
371,301	3.04%, 04/15/2030(1)	379,428
598,458	3.39%, 01/15/2031(1)	617,114
	CPS Auto Receivables Trust
1,385,000	0.63%, 03/15/2024(1)	1,385,242
749,087	2.09%, 05/15/2023(1)	754,954
201,379	2.17%, 12/15/2022(1)	202,379
302,981	2.55%, 09/15/2022(1)	303,862
23,730	2.89%, 05/16/2022(1)	23,753
	Drive Auto Receivables Trust
861,399	0.85%, 07/17/2023	862,887
1,015,000	2.02%, 11/15/2023	1,028,304
1,145,000	2.16%, 05/15/2023	1,152,760
113,145	2.32%, 06/15/2022	113,276
135,522	3.04%, 03/15/2023	135,808
	DT Auto Owner Trust
503,098	1.94%, 09/15/2023(1)	506,241
691,081	2.17%, 05/15/2023(1)	695,456
320,718	2.55%, 08/15/2022(1)	322,092
125,348	2.85%, 09/15/2022(1)	125,827
14,024	3.08%, 09/15/2022(1)	14,039

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Enterprise Fleet Financing LLC
$ 2,789,000	0.24%, 10/20/2021(1)	$2,789,000
1,200,000	1.78%, 12/22/2025(1)	1,218,190
5,098,842	2.06%, 05/20/2025(1)	5,188,333
1,419,394	2.29%, 02/20/2025(1)	1,444,390
240,852	2.87%, 10/20/2023(1)	242,135
946,590	2.98%, 10/20/2024(1)	962,104
542,439	3.14%, 02/20/2024(1)	548,070
268,649	3.38%, 05/20/2024(1)	272,962
47,181	Enterprise Fleet Financing LLC 2.13%, 05/22/2023(1)	47,225
	Exeter Automobile Receivables Trust
505,930	2.05%, 06/15/2023(1)	509,439
362,361	2.18%, 01/17/2023(1)	363,918
126,060	2.59%, 09/15/2022(1)	126,402
	First Investors Auto Owner Trust
992,059	2.21%, 09/16/2024(1)	1,005,398
162,762	2.66%, 05/16/2022	163,251
349,250	2.89%, 03/15/2024(1)	353,687
7,842	3.23%, 12/15/2022(1)	7,851
	Flagship Credit Auto Trust
494,585	0.70%, 04/15/2025(1)	495,353
1,179,882	1.90%, 08/15/2024(1)	1,196,719
624,907	2.17%, 06/17/2024(1)	634,352
1,174,837	2.33%, 02/15/2024(1)	1,192,328
865,237	2.83%, 10/16/2023(1)	877,917
170,604	3.07%, 02/15/2023(1)	171,945
522,805	3.11%, 08/15/2023(1)	530,206
612,621	3.41%, 05/15/2023(1)	619,866
	Ford Credit Auto Lease Trust
1,145,000	0.50%, 12/15/2022	1,146,870
3,035,000	0.50%, 02/15/2023	3,039,230
990,000	1.80%, 07/15/2022	996,638
691,749	2.28%, 02/15/2022	694,353
760,000	2.98%, 06/15/2022	774,229
	Ford Credit Auto Owner Trust
107,029	2.01%, 03/15/2022	107,380
339,334	2.35%, 02/15/2022	340,504
417,996	2.78%, 02/15/2022	419,461
	GM Financial Automobile Leasing Trust
735,000	0.71%, 10/20/2022	737,146
1,185,000	2.03%, 06/20/2022	1,199,253
590,167	2.09%, 10/20/2021	592,194
490,000	2.67%, 03/21/2022	494,345
669,932	2.98%, 12/20/2021	674,954
508,567	GM Financial Consumer Automobile Receivables Trust 1.83%, 01/17/2023	511,236
451,195	GreatAmerica Leasing Receivables Funding LLC 2.97%, 06/15/2021(1)	452,371
	Honda Auto Receivables Owner Trust
505,000	0.74%, 11/15/2022	506,397
1,134,352	1.90%, 04/15/2022	1,140,767
	Hyundai Auto Lease Securitization Trust
1,025,612	1.90%, 05/16/2022(1)	1,032,928
924,798	2.08%, 12/15/2021(1)	928,778
161,575	2.92%, 07/15/2021(1)	161,747
1,980,000	Hyundai Auto Receivables Trust 0.38%, 03/15/2023	1,981,402
453,284	Mercedes-Benz Auto Lease Trust 1.82%, 03/15/2022	455,400
1,550,000	Mercedes-Benz Auto Receivables Trust 0.46%, 03/15/2023	1,551,639
1,216,942	Nissan Auto Lease Trust 1.80%, 05/16/2022	1,225,630
	Nissan Auto Receivables Owner Trust
2,970,000	0.47%, 10/17/2022	2,973,404

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,225,020	1.97%, 09/15/2022	$1,233,743
144,279	2.82%, 01/18/2022	144,610
1,040,000	PFS Financing Corp. 1.21%, 06/15/2024(1)	1,050,887
312,668	Prestige Auto Receivables Trust 2.44%, 07/15/2022(1)	313,650
1,595,000	Santander Drive Auto Receivables Trust 0.62%, 05/15/2023	1,597,049
323,661	Santander Retail Auto Lease Trust 2.72%, 01/20/2022(1)	325,523
1,970,324	Securitized Term Auto Receivables Trust 2.99%, 02/27/2023(1)	2,002,860
	Toyota Auto Receivables Owner Trust
2,010,000	0.36%, 02/15/2023	2,011,224
118,613	2.83%, 10/15/2021	118,875
584,642	United Auto Credit Securitization Trust 0.85%, 05/10/2022(1)	585,026
183,716	USAA Auto Owner Trust 2.26%, 02/15/2022	184,080
	Volkswagen Auto Lease Trust
1,430,000	1.99%, 11/21/2022	1,456,575
1,277,724	2.00%, 03/21/2022	1,285,975
1,010,000	Volkswagen Auto Loan Enhanced Trust 0.93%, 12/20/2022	1,013,522
	Westlake Automobile Receivables Trust
3,150,000	0.93%, 02/15/2024(1)	3,162,466
957,848	2.15%, 02/15/2023(1)	964,892
279,701	3.06%, 05/16/2022(1)	280,541
	Wheels SPV 2 LLC
795,000	0.51%, 08/20/2029(1)	794,949
419,074	3.06%, 04/20/2027(1)	421,449
	World Omni Auto Receivables Trust
1,520,000	0.55%, 07/17/2023	1,522,818
238,024	2.63%, 06/15/2022	238,846
15,753	3.01%, 04/15/2022	15,770
172,559	3.02%, 04/15/2022	172,797
831,478	World Omni Select Auto Trust 2.06%, 08/15/2023	837,280

		102,704,715

	Asset-Backed - Credit Card - 0.3%
915,000	HPEFS Equipment Trust 1.73%, 02/20/2030(1)	922,893
1,355,000	Trillium Credit Card Trust 0.52%, 12/26/2024, 1 mo. USD LIBOR + 0.370%(1)(2)	1,355,912

		2,278,805

	Asset-Backed - Finance & Insurance - 5.4%
1,500,000	Ally Master Owner Trust 3.29%, 05/15/2023	1,527,720
1,242,706	American Credit Acceptance Receivables Trust 0.62%, 10/13/2023(1)	1,243,086
807,113	BWAY Mortgage Trust 2.81%, 03/10/2033(1)	835,436
1,765,000	CarMax Auto Owner Trust 1.75%, 01/17/2023	1,778,786
	CNH Equipment Trust
830,000	1.08%, 07/17/2023	834,419
1,865,576	1.99%, 03/15/2023	1,878,929
173,307	2.55%, 09/15/2022	174,101
280,280	2.96%, 05/16/2022	280,852
465,000	Credit Acceptance Auto Loan Trust 2.01%, 02/15/2029(1)	475,967
	DLL LLC
1,698,342	2.13%, 01/20/2022(1)	1,707,174
62,617	2.79%, 11/22/2021(1)	62,707
1,225,000	2.89%, 04/20/2023(1)	1,245,623

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 254,386	Ellington Financial Mortgage Trust 2.74%, 11/25/2059(1)(3)	$259,273
1,150,000	Evergreen Credit Card Trust 1.90%, 09/16/2024(1)	1,181,681
961,873	Finance of America HECM Buyout 2.01%, 02/25/2030(1)(3)	968,027
742,000	GMF Floorplan Owner Revolving Trust 2.70%, 04/15/2024(1)	767,491
1,730,000	GreatAmerica Leasing Receivables Funding LLC 1.76%, 06/15/2022(1)	1,744,747
	HPEFS Equipment Trust
4,350,000	0.65%, 07/22/2030(1)	4,353,075
544,775	2.19%, 09/20/2029(1)	547,930
628,000	2.21%, 09/20/2029(1)	637,769
2,355,000	Hyundai Auto Receivables Trust 1.51%, 04/17/2023	2,375,906
	John Deere Owner Trust
1,020,000	0.41%, 03/15/2023	1,020,794
274,592	2.85%, 12/15/2021	275,122
	Kubota Credit Owner Trust
850,000	0.41%, 06/15/2023(1)	850,142
1,388,152	2.49%, 06/15/2022(1)	1,400,520
364,840	Marlette Funding Trust 2.24%, 03/15/2030(1)	367,607
	MMAF Equipment Finance LLC
624,372	2.07%, 10/12/2022(1)	630,118
538,405	2.84%, 01/10/2022(1)	542,165
	New York City Tax Lien
876,296	2.19%, 11/10/2032(1)	887,753
674,126	3.22%, 11/10/2031(1)	679,573
548,502	Residential Mortgage Loan Trust 2.38%, 02/25/2024(1)(3)	556,464
	SoFi Consumer Loan Program Trust
871,375	2.02%, 01/25/2029(1)	880,677
1,125,735	2.45%, 08/25/2028(1)	1,138,834
930,406	2.90%, 05/25/2028(1)	941,233
575,000	Tesla Auto Lease Trust 0.55%, 05/22/2023(1)	575,885
1,370,000	Toyota Auto Receivables Owner Trust 1.38%, 12/15/2022	1,378,690
	Verizon Owner Trust
2,235,000	2.33%, 12/20/2023	2,288,526
1,060,000	3.23%, 04/20/2023	1,076,431
	Volvo Financial Equipment LLC
770,987	2.02%, 08/15/2022(1)	776,168
835,000	2.04%, 11/15/2023(1)	852,807
88,863	2.90%, 11/15/2021(1)	89,120
230,000	Volvo Financial Equipment Master Owner Trust 0.65%, 11/15/2022, 1 mo. USD LIBOR + 0.500%(1)(2)	230,090

		42,319,418

	Commercial Mortgage-Backed Securities - 0.2%
800,000	GS Mortgage Securities Corp. Trust 0.85%, 07/15/2032, 1 mo. USD LIBOR + 0.700%(1)(2)	797,985
785,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.79%, 08/15/2045	814,454
283,913	SG Residential Mortgage Trust 3.43%, 04/27/2048(1)(3)	284,132

		1,896,571

	Diversified Financial Services - 0.8%
1,875,000	Nissan Auto Lease Trust 0.34%, 12/15/2022	1,875,175
1,925,000	Santander Consumer USA Holdings, Inc 0.38%, 02/15/2023(1)	1,925,369
1,200,000	Santander Drive Auto Receivables Trust 0.46%, 09/15/2023	1,200,790

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,540,000	SCF Equipment Leasing 0.68%, 10/20/2025(1)	$1,540,904

		6,542,238

	Other Asset-Backed Securities - 0.6%
1,603,763	Hertz Fleet Lease Funding L.P. 2.70%, 01/10/2033(1)	1,626,824
266,190	Nationstar HECM Loan Trust 2.65%, 06/25/2029(1)(3)	267,087
200,615	OnDeck Asset Securitization Trust LLC 2.65%, 11/18/2024(1)	200,617
858,857	Towd Point Mortgage Trust 0.75%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	857,267
1,808,047	Transportation Finance Equipment Trust 1.90%, 01/24/2022(1)	1,817,831

		4,769,626

	Whole Loan Collateral CMO - 1.2%
	Bunker Hill Loan Depositary Trust
1,315,060	2.72%, 11/25/2059(1)(4)	1,345,977
477,284	3.61%, 10/26/2048(1)(4)	495,053
853,062	COLT Mortgage Loan Trust 1.51%, 04/27/2065(1)(3)	857,431
896,049	New Residential Mortgage Loan Trust 4.00%, 08/27/2057(1)(3)	965,945
89,300	OBX Trust 0.80%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	89,165
768,105	RMF Buyout Issuance Trust 2.16%, 02/25/2030(1)(3)	768,900
442,518	Sequoia Mortgage Trust 3.50%, 02/25/2050(1)(3)	448,505
1,024,040	Starwood Mortgage Residential Trust 2.28%, 02/25/2050(1)(3)	1,042,781
	Verus Securitization Trust
1,308,039	2.64%, 11/25/2059(1)(4)	1,333,712
786,350	2.78%, 07/25/2059(1)(4)	801,912
709,049	3.21%, 05/25/2059(1)(3)	725,065
434,481	3.68%, 06/01/2058(1)(3)	440,564

		9,315,010

	Total Asset & Commercial Mortgage-Backed Securities (cost $168,584,420)	$169,826,383

Corporate Bonds - 16.1%
	Agriculture - 0.1%
675,000	Cargill, Inc. 1.38%, 07/23/2023(1)	690,451

	Apparel - 0.2%
1,550,000	VF Corp. 2.05%, 04/23/2022	1,589,050

	Auto Manufacturers - 0.8%
1,000,000	General Motors Financial Co., Inc. 1.12%, 04/09/2021, 3 mo. USD LIBOR + 0.850%(2)	999,525
1,250,000	Hyundai Capital America 1.22%, 07/08/2021, 3 mo. USD LIBOR + 0.940%(1)(2)	1,250,903
485,000	PACCAR Financial Corp. 0.80%, 06/08/2023	488,430
1,525,000	Toyota Motor Credit Corp. 1.15%, 05/26/2022	1,544,303
	Volkswagen Group of America Finance LLC
750,000	3.13%, 05/12/2023(1)	791,712
1,195,000	3.88%, 11/13/2020(1)	1,199,606

		6,274,479

	Biotechnology - 0.2%
1,575,000	Gilead Sciences, Inc. 0.36%, 09/17/2021, 3 mo. USD LIBOR + 0.150%(2)	1,574,843

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Chemicals - 0.1%
$ 430,000	Nutrition & Biosciences, Inc. 0.70%, 09/15/2022(1)	$430,709

	Commercial Banks - 6.0%
1,000,000	ABN Amro Bank N.V. 0.82%, 08/27/2021, 3 mo. USD LIBOR + 0.570%(1)(2)	1,004,085
1,500,000	Bank of America Corp. 0.95%, 10/01/2021, 3 mo. USD LIBOR + 0.650%(2)	1,500,000
640,000	Bank of New York Mellon Corp. 1.95%, 08/23/2022	659,918
675,000	Barclays Bank plc 1.70%, 05/12/2022	686,650
2,048,000	BPCE S.A. 3.00%, 05/22/2022(1)	2,118,721
	Canadian Imperial Bank of Commerce
1,750,000	0.57%, 02/02/2021, 3 mo. USD LIBOR + 0.315%(2)	1,751,815
900,000	0.88%, 03/17/2023, 3 mo. USD SOFR + 0.800%(2)	906,660
1,500,000	Capital One Financial Corp. 1.19%, 03/09/2022, 3 mo. USD LIBOR + 0.950%(2)	1,511,137
350,000	Capital One NA 2.15%, 09/06/2022	359,753
1,500,000	Citibank NA 2.84%, 05/20/2022, (2.84% fixed rate until 05/20/2021; 3 mo. USD LIBOR + 0.596% thereafter)(5)	1,521,488
1,125,000	Citigroup, Inc. 2.65%, 10/26/2020	1,126,797
	Credit Suisse AG
750,000	0.53%, 02/04/2022, 3 mo. USD SOFR + 0.450%(2)	751,528
1,945,000	2.10%, 11/12/2021	1,981,799
	Danske Bank A/S
1,142,000	2.00%, 09/08/2021(1)	1,158,820
1,250,000	3.00%, 09/20/2022, (3.00% fixed rate until 09/20/2021; 3 mo. USD LIBOR + 1.249% thereafter)(1)(5)	1,273,725
1,500,000	DNB Bank ASA 0.67%, 10/02/2020, 3 mo. USD LIBOR + 0.370%(1)(2)	1,500,000
705,000	Fifth Third Bank NA 1.80%, 01/30/2023	724,526
3,500,000	Goldman Sachs Group, Inc. 1.45%, 11/15/2021, 3 mo. USD LIBOR + 1.170%(2)	3,504,319
525,000	Huntington National Bank 1.80%, 02/03/2023	539,568
1,350,000	KeyBank NA 1.25%, 03/10/2023	1,374,935
1,250,000	Manufacturers & Traders Trust Co. 0.52%, 01/25/2021, 3 mo. USD LIBOR + 0.270%(2)	1,251,118
1,724,000	Mitsubishi UFJ Financial Group, Inc. 3.54%, 07/26/2021	1,769,098
1,100,000	Mizuho Financial Group, Inc. 0.88%, 05/25/2024, 3 mo. USD LIBOR + 0.630%(2)	1,099,212
1,800,000	Morgan Stanley 0.79%, 01/20/2023, 3 mo. USD SOFR + 0.700%(2)	1,803,654
675,000	National Australia Bank Ltd. 1.88%, 12/13/2022	697,118
875,000	National Bank of Canada 0.90%, 08/15/2023, (0.90% fixed rate until 08/15/2022; 12 mo. USD CMT + 0.770% thereafter)(5)	878,505
875,000	Nordea Bank Abp 1.00%, 06/09/2023(1)	886,717
	PNC Bank NA
875,000	0.58%, 02/24/2023, 3 mo. USD LIBOR + 0.325%(2)	875,852
750,000	2.50%, 01/22/2021	753,736
1,500,000	Regions Bank 0.61%, 04/01/2021, 3 mo. USD LIBOR + 0.380%(2)	1,498,305
	Santander UK plc
1,500,000	0.87%, 06/01/2021, 3 mo. USD LIBOR + 0.620%(2)	1,504,843
750,000	2.13%, 11/03/2020	751,247

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,360,000	Standard Chartered plc 2.74%, 09/10/2022, (2.74% fixed rate until 09/10/2021; 3 mo. USD LIBOR + 1.200% thereafter)(1)(5)	$1,381,483
1,250,000	Svenska Handelsbanken AB 0.73%, 05/24/2021, 3 mo. USD LIBOR + 0.470%(2)	1,253,162
	Toronto-Dominion Bank
750,000	0.53%, 09/28/2023, 3 mo. USD SOFR + 0.450%(2)	750,223
675,000	0.56%, 01/27/2023, 3 mo. USD SOFR + 0.480%(2)	676,865
2,175,000	UBS AG 3.00%, 04/15/2021(1)	2,205,607
715,000	UBS AG 2.45%, 12/01/2020(1)	716,235
1,025,000	Wells Fargo Bank NA 2.60%, 01/15/2021	1,031,867

		47,741,091

	Commercial Services - 0.3%
915,000	Equifax, Inc. 1.15%, 08/15/2021, 3 mo. USD LIBOR + 0.870%(2)	918,603
1,722,000	ERAC USA Finance LLC 5.25%, 10/01/2020(1)	1,722,000

		2,640,603

	Diversified Financial Services - 3.6%
	AIG Global Funding
1,250,000	0.69%, 06/25/2021, 3 mo. USD LIBOR + 0.460%(1)(2)	1,253,350
785,000	0.80%, 07/07/2023(1)	789,116
1,000,000	American Express Co. 0.81%, 05/17/2021, 3 mo. USD LIBOR + 0.525%(2)	1,002,484
1,650,000	DT Auto Owner Trust 0.54%, 04/15/2024(1)	1,650,166
1,770,000	Exeter Automobile Receivables Trust 0.46%, 10/17/2022	1,770,286
1,500,000	Ford Credit Auto Lease Trust 2.36%, 03/15/2029(1)	1,553,758
2,559,000	GE Capital International Funding Co. 2.34%, 11/15/2020	2,564,727
	GM Financial Automobile Leasing Trust
1,455,000	0.35%, 11/21/2022	1,455,134
2,190,000	0.35%, 07/17/2023	2,191,066
	Honda Auto Receivables Owner Trust
2,385,000	0.27%, 02/21/2023	2,385,337
500,000	1.78%, 08/15/2023	509,523
1,610,000	Hyundai Auto Lease Securitization Trust 0.36%, 01/17/2023(1)	1,610,282
1,575,000	Intercontinental Exchange, Inc. 0.90%, 06/15/2023, 3 mo. USD LIBOR + 0.650%(2)	1,579,271
882,622	Marlette Funding Trust 1.02%, 09/16/2030(1)	884,052
985,000	Mercedes-Benz Auto Lease Trust 0.31%, 02/15/2023	985,176
585,000	MMAF Equipment Finance LLC 0.38%, 08/14/2023(1)	584,718
945,000	USAA Capital Corp. 2.63%, 06/01/2021(1)	958,926
655,000	Volvo Financial Equipment LLC 0.37%, 04/17/2023(1)	655,102
	World Omni Auto Receivables Trust
2,595,000	0.35%, 12/15/2023	2,595,690
1,640,000	0.47%, 06/17/2024	1,640,240

		28,618,404

	Electric - 0.6%
2,400,000	DTE Energy Co. 0.55%, 11/01/2022	2,399,360
1,070,000	National Rural Utilities Cooperative Finance Corp. 1.75%, 01/21/2022(6)	1,090,238

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 990,000	NextEra Energy Capital Holdings, Inc. 2.40%, 09/01/2021	$1,008,824

		4,498,422

	Electronics - 0.3%
	Honeywell International, Inc.
1,000,000	0.48%, 08/19/2022	1,001,646
1,000,000	2.15%, 08/08/2022	1,033,649
295,000	Roper Technologies, Inc. 0.45%, 08/15/2022	294,836

		2,330,131

	Food - 0.1%
750,000	Mondelez International, Inc. 0.63%, 07/01/2022	752,637

	Healthcare-Services - 0.1%
1,000,000	UnitedHealth Group, Inc. 1.95%, 10/15/2020	1,000,628

	Insurance - 0.7%
440,000	Allstate Corp. 0.65%, 03/29/2021, 3 mo. USD LIBOR + 0.430%(2)	440,828
750,000	Fifth Third Bancorp 1.63%, 05/05/2023	770,104
848,000	MassMutual Global Funding II 0.85%, 06/09/2023(1)	856,971
795,000	Metropolitan Life Global Funding I 2.40%, 01/08/2021(1)	799,557
	New York Life Global Funding
875,000	1.10%, 05/05/2023(1)	889,742
325,000	2.95%, 01/28/2021(1)	327,818
	Protective Life Global Funding
1,000,000	0.75%, 06/28/2021, 3 mo. USD LIBOR + 0.520%(1)(2)	1,003,053
420,000	1.08%, 06/09/2023(1)	425,942

		5,514,015

	IT Services - 0.6%
875,000	Apple, Inc. 0.75%, 05/11/2023	883,926
	Hewlett Packard Enterprise Co.
1,250,000	0.93%, 03/12/2021, 3 mo. USD LIBOR + 0.680%(2)	1,252,542
1,000,000	1.02%, 10/05/2021, 3 mo. USD LIBOR + 0.720%(2)	1,000,138
1,500,000	IBM Credit LLC 3.45%, 11/30/2020	1,507,853

		4,644,459

	Machinery-Diversified - 0.1%
1,060,000	Otis Worldwide Corp. 0.75%, 04/05/2023, 3 mo. USD LIBOR + 0.450%(2)	1,060,643

	Media - 0.5%
3,850,000	NBCUniversal Enterprise, Inc. 0.63%, 04/01/2021, 3 mo. USD LIBOR + 0.400%(1)(2)	3,856,663

	Oil & Gas - 0.3%
1,125,000	Chevron USA, Inc. 0.33%, 08/12/2022	1,124,879
1,000,000	Occidental Petroleum Corp. 1.50%, 08/13/2021, 3 mo. USD LIBOR + 1.250%(2)(6)	1,000,000

		2,124,879

	Oil & Gas Services - 0.1%
1,250,000	Schlumberger Finance Canada Ltd. 2.20%, 11/20/2020(1)	1,253,249

	Pharmaceuticals - 0.9%
1,700,000	AbbVie, Inc. 4.88%, 02/15/2021(1)	1,709,438
1,500,000	Bayer U.S. Finance LLC 0.86%, 06/25/2021, 3 mo. USD LIBOR + 0.630%(1)(2)	1,502,986

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,700,000	Bristol-Myers Squibb Co. 2.55%, 05/14/2021	$1,725,579
1,375,000	3.25%, 02/20/2023	1,462,470
700,000	CVS Health Corp. 0.96%, 03/09/2021, 3 mo. USD LIBOR + 0.720%(2)	701,750

		7,102,223

	Pipelines - 0.1%
390,000	Kinder Morgan Energy Partners L.P. 5.00%, 10/01/2021	402,621

	Semiconductors - 0.2%
1,750,000	Broadcom, Inc. 3.13%, 04/15/2021	1,769,425

	Trucking & Leasing - 0.2%
1,375,000	Aviation Capital Group LLC 0.94%, 07/30/2021, 3 mo. USD LIBOR + 0.670%(1)(2)	1,338,490

	Total Corporate Bonds (cost $126,518,995)	$127,208,115

Municipal Bonds - 0.3%
	Tobacco - 0.3%
2,035,000	Buckeye Tobacco Settlement Financing Auth 1.58%, 06/01/2021	2,042,611

	Total Municipal Bonds (cost $2,035,000)	$2,042,611

U.S. Government Agencies - 1.6%
	Mortgage-Backed Agencies - 1.6%
	FHLMC - 0.5%
$ 1,592,675	1.75%, 04/15/2027	$1,620,939
962,602	3.00%, 05/15/2037	969,690
576,632	3.00%, 05/15/2043	595,184
621,371	3.50%, 05/15/2042	639,055

		3,824,868

	FNMA - 0.6%
$ 3,131,030	1.75%, 09/25/2041	$3,165,112
1,137,964	3.00%, 07/25/2041	1,173,870

		4,338,982

	GNMA - 0.5%
$ 1,807,948	1.70%, 10/20/2045	$1,830,224
2,281,107	1.80%, 05/20/2041	2,309,291

		4,139,515

	Total U.S. Government Agencies (cost $12,178,643)	$12,303,365

U.S. Government Securities - 16.1%
	Other Direct Federal Obligations - 7.2%
	FFCB - 1.1%
4,500,000	0.53%, 01/18/2022	4,520,959
4,355,000	1.90%, 06/24/2021	4,410,132

		8,931,091

	FHLB - 5.1%
9,000,000	0.11%, 12/17/2020, 1 mo. USD LIBOR - 0.040%(2)	9,000,912
25,000,000	0.13%, 09/30/2021	24,996,492
6,000,000	0.25%, 06/03/2022	6,013,080

		40,010,484

	FHLMC - 0.4%
3,000,000	1.85%, 04/16/2021	3,027,892

	FNMA - 0.6%
4,460,000	2.88%, 10/30/2020	4,470,027

		56,439,494

	U.S. Treasury Securities - 8.9%
	U.S. Treasury Notes - 8.9%

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
$ 14,650,000	0.22%, 01/31/2021, 3 mo. USTMMR + 0.115%(2)		$14,654,709
2,150,000	0.24%, 04/30/2021, 3 mo. USTMMR + 0.139%(2)		2,151,663
5,000,000	1.13%, 02/28/2022		5,070,313
10,000,000	1.38%, 04/30/2021		10,073,828
710,000	1.63%, 10/15/2020		710,414
10,000,000	1.63%, 11/30/2020		10,024,822
22,625,000	1.75%, 11/30/2021		23,050,986
4,425,000	2.88%, 10/15/2021		4,550,490

			70,287,225

	Total U.S. Government Securities (cost $126,054,549)		$126,726,719

	Total Long-Term Investments (cost $435,371,607)		$438,107,193

Short-Term Investments - 45.8%
	Certificates of Deposit - 0.4%
3,150,000	Natixis S.A. 0.85%, 03/09/2021(7)		3,150,000

	Repurchase Agreements - 0.8%
6,121,093	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2020 at 0.040%, due on 10/01/2020 with a maturity value of $6,121,100; collateralized by U.S. Treasury Bond at 3.125%, maturing 05/15/2048, with a market value of $6,243,575		6,121,093

	Securities Lending Collateral - 0.0%
83,497	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.03%(8)		83,497
811	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(8)		811

			84,308

	U.S. Treasury - 44.6%
	U.S. Treasury Bills - 44.6%
73,000,000	0.27%, 10/27/2020(7)		72,994,976
115,878,000	0.34%, 11/03/2020(7)(9)		115,867,253
115,882,000	0.64%, 12/03/2020(7)		115,862,734
2,250,000	1.48%, 02/25/2021(7)		2,249,070
1,000,000	1.76%, 03/25/2021(7)		999,477
17,500,000	2.04%, 04/22/2021(7)		17,489,145
17,425,000	2.32%, 05/20/2021(7)		17,413,539
8,925,000	3.16%, 08/12/2021(7)		8,916,605

			351,792,799

	Total Short-Term Investments (cost $361,131,023)		$361,148,200

	Total Investments (cost $796,502,630)	101.4%	$799,255,393
	Other Assets and Liabilities	(1.4)%	(10,990,925)

	Total Net Assets	100.0%	$788,264,468

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $141,806,947, representing 18.0% of net assets.

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2020. Base lending rates may be subject to a floor or cap.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(7)	The rate shown represents current yield to maturity.
(8)	Current yield as of period end.
(9)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $115,867,253 at September 30, 2020.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
CMT	Constant Maturity Treasury Index

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate

Municipal Abbreviations:
Auth	Authority

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage-Backed Securities	$169,826,383	$—	$169,826,383	$—
Corporate Bonds	127,208,115	—	127,208,115	—
Municipal Bonds	2,042,611	—	2,042,611	—
U.S. Government Agencies	12,303,365	—	12,303,365	—
U.S. Government Securities	126,726,719	—	126,726,719	—
Short-Term Investments	361,148,200	84,308	361,063,892	—

Total	$ 799,255,393	$84,308	$799,171,085	$—

(1) For the period ended September 30, 2020, there were no transfers in and out of Level 3.

Hartford Series Fund, Inc. (the “Company”)

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities.

Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

2. Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of September 30, 2020.

Fund	Investment Securities on Loan, at market value (1)	Collateral Posted by Borrower(2)	Net Amount(3)
Hartford Balanced HLS Fund	$15,428,414	$(15,428,414)	$—
Hartford Capital Appreciation HLS Fund	16,603,259	(16,603,259)	—
Hartford Disciplined Equity HLS Fund	535,824	(535,824)	—
Hartford Dividend and Growth HLS Fund	—	—	—
Hartford Healthcare HLS Fund	2,349,620	(2,349,620)	—
Hartford International Opportunities HLS Fund	3,067,824	(3,067,824)	—
Hartford MidCap HLS Fund	27,649,934	(27,649,934)	—
Hartford Small Company HLS Fund	2,361,336	(2,361,336)	—
Hartford Stock HLS Fund	—	—	—
Hartford Total Return Bond HLS Fund	3,764,528	(3,764,528)	—
Hartford Ultrashort Bond HLS Fund	86,532	(86,532)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Hartford Balanced HLS Fund	$15,981,800	$—
Hartford Capital Appreciation HLS Fund	16,693,535	—
Hartford Disciplined Equity HLS Fund	544,000	—
Hartford Dividend and Growth HLS Fund	—	—
Hartford Healthcare HLS Fund	2,389,214	—
Hartford International Opportunities HLS Fund	925,422	2,303,694
Hartford MidCap HLS Fund	27,888,931	—
Hartford Small Company HLS Fund	2,420,449	—
Hartford Stock HLS Fund	—	—
Hartford Total Return Bond HLS Fund	3,903,500	—
Hartford Ultrashort Bond HLS Fund	88,745	—

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2020.

Certain Transfers Accounted For As Secured Borrowings

Remaining Contractual Maturity of the Agreements

Hartford Balanced HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$15,976,630	$—	$—	$—	$15,976,630
Corporate Bonds	5,170	—	—	—	5,170

Total Borrowings	$15,981,800	$—	$—	$—	$15,981,800

Gross amount of recognized liabilities for securities lending transactions					$15,981,800

Hartford Capital Appreciation HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$16,693,535	$—	$—	$—	$16,693,535

Total Borrowings	$16,693,535	$—	$—	$—	$16,693,535

Gross amount of recognized liabilities for securities lending transactions					$16,693,535

Hartford Disciplined Equity HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Exchange-Traded Funds	$544,000	$—	$—	$—	$544,000

Total Borrowings	$544,000	$—	$—	$—	$544,000

Gross amount of recognized liabilities for securities lending transactions					$544,000

Hartford Healthcare HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,389,214	$—	$—	$—	$2,389,214

Total Borrowings	$2,389,214	$—	$—	$—	$2,389,214

Gross amount of recognized liabilities for securities lending transactions					$2,389,214

Hartford International Opportunities HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$925,422	$—	$—	$—	$925,422

Total Borrowings	$925,422	$—	$—	$—	$925,422

Gross amount of recognized liabilities for securities lending transactions					$925,422

Hartford MidCap HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$27,888,931	$—	$—	$—	$27,888,931

Total Borrowings	$27,888,931	$—	$—	$—	$27,888,931

Gross amount of recognized liabilities for securities lending transactions					$27,888,931

Hartford Small Company HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$366,382	$—	$—	$—	$366,382
Exchange-Traded Funds	2,054,067	—	—	—	2,054,067

Total Borrowings	$2,420,449	$—	$—	$—	$2,420,449

Gross amount of recognized liabilities for securities lending transactions					$2,420,449

Hartford Total Return Bond HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Municipal Bonds	$3,903,500	$—	$—	$—	$3,903,500

Total Borrowings	$3,903,500	$—	$—	$—	$3,903,500

Gross amount of recognized liabilities for securities lending transactions					$3,903,500

Hartford Ultrashort Bond HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$88,745	$—	$—	$—	$88,745

Total Borrowings	$88,745	$—	$—	$—	$88,745

Gross amount of recognized liabilities for securities lending transactions					$88,745

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.